As filed with the Securities and Exchange Commission on June 30, 2014

Registration No. 333-196170

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

MATTHEWS INTERNATIONAL FUNDS

Address of Principal Executive Offices: Four Embarcadero Center, Suite 550, San Francisco, CA 94111

Area Code and Telephone Number: (415) 788-7553

Name and Address of Agent for Service:

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111

With copies to:

Timothy B. Parker, Vice President Four Embarcadero Center Suite 550 San Francisco, CA 94111	David A. Hearth, Esq. Paul Hastings LLP 55 Second Street San Francisco, CA 94105

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement goes effective.

Title of securities being registered: Shares of beneficial interest.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of common stock of the Registrant (including its series, the Matthews Japan Fund) has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

NOMURA PARTNERS FUNDS, INC.
The Japan Fund
High Yield Fund
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
1-800-535-2726

[_____________], 2014

Dear Valued Shareholder:

The Board of Directors of Nomura Partners Funds, Inc. (the “Company”) has called a special meeting of shareholders (the “Special Meeting”) of the Company, comprised of shareholders of The Japan Fund (the “NPF Japan Fund”) and the shareholders of the High Yield Fund (the “NPF High Yield Fund” and together with the NPF Japan Fund, the “NPF Funds”), each, a series of capital stock of the Company. The shareholders of the NPF Japan Fund and the NPF High Yield Fund comprise all of the shareholders of the Company. The Special Meeting is scheduled to be held at [4:00 p.m. Eastern time], on [Wednesday], September [10], 2014, at the offices of Davis Polk & Wardwell LLP located at 450 Lexington Avenue, New York, NY 10017.

After Nomura Asset Management U.S.A. Inc. (“NAM USA”), the investment adviser for the NPF Funds, advised the NPF Board (defined below) that NAM USA is planning to exit the U.S. retail open-end mutual fund business, the NPF Board considered various options for the NPF Funds. The NPF Board has decided that it would be in the best interests of the shareholders of the NPF Japan Fund if that fund engaged in a tax free reorganization (the “Japan Fund Reorganization”) with the Matthews Japan Fund (the “Matthews Japan Fund”). If you approve the Charter Amendment (described below), such a reorganization would occur with the result that NPF Japan Fund shareholders would become Matthews Japan Fund shareholders (subject to satisfaction of the conditions set forth in the Agreement and Plan of Reorganization).

It is anticipated that the NPF Board will in the near future consider a merger, consolidation, sale or transfer of the NPF High Yield Fund (the “High Yield Reorganization,” and together with the Japan Fund Reorganization, the “Reorganizations”).

The charter amendment (the “Charter Amendment”) is an amendment to the Company’s charter that will allow the Board of Directors of the Company (the “NPF Board”) to authorize the sale or transfer of all or substantially all of the Company’s assets without shareholder approval. The Charter Amendment is what you are being asked to approve (the “Proposal”).

It is anticipated that the Japan Fund Reorganization will offer NPF Japan Fund shareholders the following advantages:

•	Anticipated reduction in total gross and net operating expenses. Immediately following the Japan Fund Reorganization with the Matthews Japan Fund (the “Combined Fund”), the Combined Fund’s total operating expenses are expected to be lower than NPF Japan Fund’s current total operating expenses.

•	Larger asset base and exchange privileges . It is expected that the investors in the NPF Japan Fund will benefit from potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the Japan Fund Reorganization and the inclusion in the larger Matthews Asia Funds family of funds. After the Japan Fund Reorganization, shareholders of the Combined Fund will have exchange privileges with other Matthews funds.

As discussed in more detail in the enclosed proxy statement/prospectus (the “Proxy Statement/Prospectus”), the NPF Board unanimously approved the proposed Charter Amendment. Shareholder approval of this Charter Amendment will permit the Japan Fund Reorganization to proceed.

The Japan Fund Reorganization will be a tax-free exchange for shareholders of the NPF Japan Fund. Shareholders may redeem shares of the NPF Japan Fund in the ordinary course until the last business day before the closing of the Japan Fund Reorganization. Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the Matthews Japan Fund. However, redemption of your NPF Japan Fund shares will be treated as a sale for U.S. federal income tax purposes. Shareholders should consult their tax advisors to determine the federal, state and other income tax consequences of the redemption of shares with respect to their particular tax circumstances.

You are being asked to vote to approve the Charter Amendment . Shareholders of the Company will not be required to approve the Japan Fund Reorganization if the Charter Amendment is approved. The accompanying Proxy Statement/Prospectus describes the proposal to approve the Charter Amendment as well as the Japan Fund Reorganization and compares the investment objective, investment strategies, investment restrictions and expenses of each of the NPF Japan Fund and Matthews Japan Fund for evaluation by the NPF Japan Fund shareholders. The Matthews Japan Fund has an investment objective that is substantially identical and investment strategies that are similar in many respects (but not identical) to those of the NPF Japan Fund. You should review the Proxy Statement/Prospectus carefully and retain it for future reference.

Approval of the Charter Amendment would permit a High Yield Reorganization to occur in the future with NPF Board approval and without further action by the shareholders unless the facts related to the High Yield Reorganization trigger the need for shareholder approval under the Investment Company Act of 1940 (the “1940 Act”). A High Yield Reorganization, if approved by the NPF Board, will be described to shareholders of the High Yield Fund at a later time.

After careful consideration, the NPF Board unanimously approved the Proposal to approve the Charter Amendment and recommends that shareholders vote “FOR” the Proposal.

We urge you to vote your shares:

•	By completing and returning the enclosed proxy card in the envelope provided at your earliest convenience;

•	By the Internet by visiting the website that appears on the enclosed proxy card;

•	By touch-tone telephone by calling the 1-800 number that appears on the enclosed proxy card; or

•	In person at the Special Meeting.

Voting by telephone or the Internet will reduce the time and costs associated with the proxy solicitation.

Your vote is important regardless of the number of shares you own. In order to avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than [September 10], 2014.

Solicitation may be made by letter, telephone, facsimile, or telegram. In addition to solicitation by mail and by telephone by a proxy solicitation firm retained for this purpose, representatives of the NPF Funds and Matthews, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Richard J. Berthy
Principal Executive Officer and President
Nomura Partners Funds, Inc.

NOMURA PARTNERS FUNDS, INC.

The Japan Fund

High Yield Fund

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

1-800-535-2726

Notice of a Special Meeting of Nomura Partners Funds, Inc.

Comprised of Shareholders of
The Japan Fund and the High Yield Fund
Scheduled for [Wednesday], September [10], 2014

To The Japan Fund and the High Yield Fund Shareholders:

A Special Meeting of Shareholders (the “Special Meeting”) of Nomura Partners Funds, Inc., a Maryland corporation (the “Company”), comprised of the shareholders of The Japan Fund (the “NPF Japan Fund”) and the shareholders of the High Yield Fund (the “NPF High Yield Fund” and together with the NPF Japan Fund, the “NPF Funds”), each, a series of capital stock of the Company, is scheduled for [Wednesday], September [10], 2014, at [4:00 p.m. Eastern Time], at the offices of Davis Polk & Wardwell located at 450 Lexington Avenue, New York, New York 10017.

The purposes of the Special Meeting of the NPF Funds are as follows:

1.	To consider and approve an amendment to the Company’s charter removing the requirement that shareholder approval be obtained for a sale or transfer of all or substantially all of the assets of the Company.

2.	To transact such other business as may properly come before the Special Meeting or any postponements or adjournments thereof.

Shareholders of record at the close of business on June 27, 2014, are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign and promptly return the enclosed proxy card or promptly cast your vote by telephone or via the Internet so that a quorum will be present and a maximum number of shares may be voted. If you are present at the Special Meeting, you may change your vote, if desired, at that time.

By Order of the Board of Directors of
Nomura Partners Funds, Inc.

Jesse D. Hallee
Secretary

[DATE]

PROXY STATEMENT/PROSPECTUS

SUBJECT TO COMPLETION, DATED JUNE 30, 2014

NOMURA PARTNERS FUNDS, INC.
The Japan Fund
High Yield Fund
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
1-800-535-2726

A Special Meeting of Shareholders Scheduled for [Wednesday], September [10], 2014
at 4:00 p.m. Eastern time at the offices of Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017

The Board of Directors of Nomura Partners Funds, Inc., a Maryland corporation (the “Company”), has called a special meeting of shareholders (the “Special Meeting”) of the Company, comprised of the shareholders of The Japan Fund (the “NPF Japan Fund”) and the shareholders of the High Yield Fund (the “NPF High Yield Fund” and together with the NPF Japan Fund, the “NPF Funds”), each a series of capital stock of the Company, for the following purposes:

1.	To consider and approve an amendment to the Company’s charter removing the requirement that shareholder approval be obtained for a sale or transfer of all or substantially all of the assets of the Company (the “Charter Amendment”).

2.	To transact such other business as may properly come before the Special Meeting or any postponements or adjournments thereof.

In addition, subject to and conditioned upon shareholder approval of the Charter Amendment, with respect to the NPF Japan Fund only, the Board of Directors of the Company (the “NPF Board”), on behalf of the NPF Japan Fund, has approved:

The Reorganization of the Assets of:	In exchange for shares of:

NPF Japan Fund a series of Nomura Partners Funds, Inc.	Matthews Japan Fund a series of Matthews International Funds (d/b/a/ Matthews Asia Funds)

4 Copley Place, 5th Floor CPH-0326 Boston, MA 02116 1-800-535-2726	Four Embarcadero Center, Suite 550 San Francisco, CA 94111 1-800-789-ASIA (2742)

(collectively, the “Funds” and each, a “Fund”)

INTRODUCTION

This combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) provides you with information about a proposal to consider and vote on the Charter Amendment, which would allow the NPF Board to sell or transfer all or substantially all of the assets of the Company without shareholder approval. The NPF Board has already authorized, subject to your approval of the Charter Amendment, the tax free reorganization of the NPF Japan Fund into the Matthews Japan Fund, a series of Matthews International Funds (the “Matthews Japan Fund”) (the “Japan Fund Reorganization”). Approval of the Charter Amendment will allow the Japan Fund Reorganization, which will involve the transfer of substantially all the assets of the NPF Japan Fund to the Matthews Japan Fund, to proceed without further action by the shareholders. It is anticipated that the NPF Board may also consider a tax free reorganization for the NPF High Yield Fund (a “High Yield Reorganization”) in the future. Approval of the Charter Amendment would permit a High Yield Reorganization to occur with Board approval and without further action by the shareholders, unless the facts of the High Yield Reorganization trigger a shareholder vote under the Investment Company Act of 1940 (the “1940 Act”).

In addition, with respect to the shareholders of the NPF Japan Fund only, we are notifying you that this Proxy Statement/Prospectus provides you with information about a transaction between the NPF Japan Fund and the Matthews Japan Fund, a series of Matthews International Funds, a Delaware statutory trust doing business as Matthews Asia Funds (the “Trust”). The NPF Japan Fund and the Matthews Japan Fund are both open-end investment companies registered under the 1940 Act. The Japan Fund Reorganization will involve:

•	the transfer of all of the assets of the NPF Japan Fund to the Matthews Japan Fund;

•	the assumption by the Matthews Japan Fund of substantially all of the liabilities of the NPF Japan Fund;

•	the issuance of Investor Class shares of the Matthews Japan Fund to holders of Class A, Class C and Class S shares of the NPF Japan Fund, respectively;

•	the issuance of Institutional Class shares of the Matthews Japan Fund to holders of Class I shares of the NPF Japan Fund; and

•	the subsequent, complete liquidation of the NPF Japan Fund.

As a result of the Japan Fund Reorganization, shareholders of the NPF Japan Fund will receive shares of the Matthews Japan Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares held of the NPF Japan Fund as of the close of business on the day of the Japan Fund Reorganization (the “Closing Date”). Until the Closing Date, NPF Japan Fund shareholders will continue to be able to redeem their shares at the next determined share price after receipt of a redemption request in proper form by the transfer agent for the NPF Funds (See “How to Purchase, Exchange and Redeem Shares—How to Purchase Shares” in the NPF Funds’ Prospectus dated January 28, 2014). Upon the consummation of the Japan Fund Reorganization, NPF Japan Fund shareholders will be free to redeem or exchange the shares of the Matthews Japan Fund received in the Japan Fund Reorganization at the next determined share price after receipt of a redemption request in proper form by the Matthews Japan Fund (See “Investing in the Matthews Asia Funds—Purchasing Shares” in the Matthews Japan Fund’s Prospectus dated April 30, 2014).

Shareholders of the NPF Funds are being asked to vote to approve the Charter Amendment. If the Charter Amendment is approved, no action on the part of shareholders of the NPF Japan Fund or the NPF High Yield Fund will be required to effect the Japan Fund Reorganization or a future High Yield Reorganization (unless the facts of a High Yield Reorganization trigger a shareholder vote under the 1940 Act).

This Proxy Statement/Prospectus, which you should retain for future reference, concisely sets forth important information about the NPF Funds that you should know before voting on the Proposal. Additionally, this Proxy Statement/Prospectus concisely sets forth important information about the Matthews Japan Fund that shareholders of the NPF Japan Fund should know before investing. A Statement of Additional Information dated [                  ], 2014, related to this Proxy Statement/Prospectus and the Reorganization Statement of Additional Information (the “Reorganization SAI”) has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by calling 800.789.ASIA (2742) or on the Internet at www.matthewsasia.com.

Each of the NPF Funds and the Matthews Japan Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the 1940 Act, and in accordance therewith files reports and other information with the SEC.

The following documents relating to the NPF Japan Fund have been filed with the SEC and are incorporated herein by reference: (i) the Prospectus of the NPF Japan Fund dated January 28, 2014 (the “NPF Prospectus”); (ii) the Statement of Additional Information of the NPF Japan Fund dated January 28, 2014; (iii) the annual report of the NPF Japan Fund for the fiscal year ended September 30, 2013; and (iv) the semi-annual Report of the NPF Japan Fund for the fiscal period ended March 31, 2014. Copies of any of these documents and any subsequently released annual or semi-annual reports for the NPF Japan Fund may be obtained, without charge, by calling 800.535.2726, or on the Internet at www.nomurapartnersfunds.com.

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The following documents relating to the Matthews Japan Fund have been filed with the SEC and are incorporated herein by reference: (i) the Prospectus of the Matthews Japan Fund dated April 30, 2014 (the “Matthews Prospectus”); and (ii) the Statement of Additional Information of the Matthews Japan Fund dated April 30, 2014. In addition, the Summary Prospectus for each of the Investor Class and Institutional Class of the Matthews Japan Fund are enclosed herewith. Copies of any of these documents and any subsequently released annual or semi-annual reports for the Matthews Japan Fund may be obtained, without charge, by calling 800.789.ASIA (2742), or on the Internet at www.matthewsasia.com.

You can copy and review information about the NPF Funds and the Matthews Japan Fund (including the SAIs) at the SEC’s Public Reference Room in Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports and other information about the NPF Funds and the Matthews Japan Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

This Proxy Statement/Prospectus is being mailed to shareholders of record on or about June 27, 2014 (the “Record Date”).

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to Be Held on [Wednesday], September [10], 2014 . The Proxy Statement for the Special Meeting is available at: https://www.nomurapartnersfunds.com/.

Shares of the Matthews Japan Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the Matthews Japan Fund.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the NPF Funds or the Matthews Japan Fund.

The SEC has not approved or disapproved these securities, or determined that this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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QUESTIONS & ANSWERS REGARDING THE PROPOSAL AND THE
REORGANIZATIONS

Here are some answers to questions you may have about the Charter Amendment and the Reorganizations. These responses are qualified in their entirety by the remainder of this Proxy Statement/Prospectus, which you should read carefully because it contains additional information and further details regarding the Charter Amendment and Reorganizations.

The Proposal

Q.	Why am I receiving this Proxy Statement/Prospectus?

A.	You are receiving this Proxy Statement/Prospectus in connection with the Special Meeting of the Company, comprised of the shareholders of the NPF Funds. The following proposal will be considered:

•	To consider and approve an amendment to the Company’s charter removing the requirement that shareholder approval be obtained for a sale or transfer of all or substantially all of the assets of the Company (the “Proposal”).

Q.	What actions have the NPF Board already approved?

A.	The NPF Board has considered and approved the reorganization of the NPF Japan Fund into the Matthews Japan Fund, subject to the approval of the shareholders of the Company of the Charter Amendment. The NPF Board’s consideration of the Japan Fund Reorganization included the fact that Nomura Asset Management U.S.A. Inc. (“NAM USA”), the investment adviser to NPF Japan Fund, has decided to discontinue its U.S. retail open-end mutual fund business. If the Proposal is approved by the shareholders of the Company, the Japan Fund Reorganization is expected to be consummated soon thereafter.

The NPF Board has approved the proposed Charter Amendment to the Articles of Amendment and Restatement of the Company, as amended and supplemented (the “Company Charter”), which deletes from the Company Charter the requirement for a shareholder vote to approve the sale or transfer of all or substantially all of the Company’s assets. Under Maryland law, if the charter and/or bylaws of an open-end investment company such as the Company do not require shareholder approval for the sale of all or substantially all of the open-end investment company’s assets, then shareholder approval for such a sale is not required under Maryland law.

Q.	Why has the NPF Board recommended the Proposal?

A.	The NPF Board has recommended the Proposal in order to effect the Japan Fund Reorganization (described below), and to permit the Board to approve in the future a High Yield Reorganization (and together with the Japan Fund Reorganization the “Reorganizations”). A High Yield Reorganization has not been approved by the NPF Board as of the date of this Proxy Statement/Prospectus, but in light of the fact that NAM USA has stated that it intends to discontinue its U.S. retail open-end mutual fund business, it is expected that a High Yield Reorganization will be considered by the NPF Board in the near future.

If the Proposal is approved, the NPF Funds, NAM USA and the NPF Board will continue to operate in accordance with all applicable laws and fiduciary standards. Additionally, the approval of the Proposal would allow the Reorganizations to occur without the approval of all the shareholders of the Company, although in certain circumstances shareholders of the NPF High Yield Fund may be required by the 1940 Act to approve a High Yield Reorganization.

Q.	How does the NPF Board recommend that I vote?

A.	After careful consideration, the NPF Board has determined that the Charter Amendment is in the best interests of the NPF Funds and their shareholders and recommends that you vote FOR the Proposal.

Q.	What percentage of shareholders’ votes is required to approve the Proposal?

A.	Approval of the Proposal requires the affirmative vote of the holders of two-thirds of the capital stock of the Company outstanding and entitled to vote on the Proposal. The Company has two series, the NPF Japan Fund and the NPF High Yield Fund. Each of the Class A, Class C and Class I shares of both the NPF Japan Fund and the NPF High Yield Fund, respectively, and Class S of the NPF Japan Fund will vote together as a group on the Proposal. Each whole share of the NPF Japan Fund and the NPF High Yield Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote, respectively.

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Q.	What if the Proposal is not approved?

A.	If the Charter Amendment is not approved by shareholders of the NPF Funds, the Company’s Charter will remain unchanged. Accordingly, it is expected that the Japan Fund Reorganization will not take effect and the NPF Board will need to consider its options, which may include liquidation of the NPF Japan Fund.

Q.	What is the timetable for the implementation of the Proposal?

A.	If the Proposal is approved by the shareholders of the NPF Funds, the Charter Amendment will be promptly filed with the State Department of Assessments and Taxation of Maryland and will take effect upon filing.

Q.	When will the Special Meeting be held?

A.	The Shareholder Meeting is scheduled to be held at 4:00 p.m. Eastertn time on [Wednesday], September [10], 2014.

Q.	Who will pay for the Proposal?

A.	Matthews International Capital Management, LLC (“Matthews”), the investment adviser for the Matthews Japan Fund, will pay all shareholder meeting, proxy solicitor and proxy solicitation expenses related to the Proposal.

Q.	Who do I call if I have questions?

A.	If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call Boston Financial Data Services, Inc. (“BFDS”), the proxy solicitor, at 1-844-292-8012, weekdays during its business hours of 9:00 a.m. to 6:00 p.m., Eastern time. Please have your proxy materials available when you call.

Q.	How do I vote my shares?

A.	You may authorize a proxy to vote by mail or on the Internet:

•	To authorize a proxy to vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States.

•	To authorize a proxy to vote on the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

•	You may also attend the meeting and vote in person.

Q.	Will anyone contact me?

A.	You may receive a call from BFDS, the proxy solicitor retained by Matthews, to verify that you received your proxy materials, to answer any questions you may have about the Proposal and to encourage you to vote your proxy. In addition to solicitation by BFDS, representatives of the NPF Funds and Matthews, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Your vote is very important. We encourage you to participate by returning your proxy as soon as possible, even if you plan to attend the meeting. If enough shareholders fail to cast their votes, the NPF Funds may not be able to hold their meeting or the vote on the Proposal could fail, which would create additional uncertainty about the future of the Company, including the NPF High Yield Fund and the NPF Japan Fund.

The Reorganization of the NPF Japan Fund

Q.	How will the Japan Fund Reorganization affect the NPF Japan Fund?

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A.	The NPF Board, on behalf of the NPF Japan Fund, approved the transaction contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached as Appendix A (the “Reorganization Agreement”)). Pursuant to the Reorganization Agreement, the NPF Japan Fund will transfer all of its assets to the Matthews Japan Fund in exchange for shares of the Matthews Japan Fund (the “Reorganization Shares”) with a value equal to the value of the NPF Japan Fund’s assets net of liabilities, and for the assumption by the Matthews Japan Fund of substantially all liabilities of the NPF Japan Fund. As soon as possible after the transfer, the Company will distribute the Reorganization Shares to the NPF Japan Fund’s shareholders on a pro rata basis, who will then become shareholders of the Matthews Japan Fund (the “Combined Fund”).

As a condition of the Japan Fund Reorganization, the NPF Japan Fund and the Matthews Japan Fund will receive an opinion of counsel to the Matthews Japan Fund that the Japan Fund Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”) and, generally, that no gain or loss will be recognized to the NPF Japan Fund, its shareholders or the Matthews Japan Fund with respect to the Japan Fund Reorganization.

Q.	Will the Japan Fund Reorganization affect the NPF High Yield Fund?

A.	No, the Japan Fund Reorganization of the NPF Japan Fund will not affect the NPF High Yield Fund.

Q.	What will happen to shares of the NPF Japan Fund as a result of the Japan Fund Reorganization?

A.	Shares of the NPF Japan Fund will, in effect, be exchanged for Reorganization Shares equal in value as of the Valuation Date (as defined in the Reorganization Agreement) to the total value of NPF Japan Fund shares held immediately before the Japan Fund Reorganization, as determined using the valuation policies and procedures for the Matthews Japan Fund, or such other valuation policies and procedures as shall be mutually agreed upon by the Funds if, for example, the policies and procedures for the Matthews Japan Fund were not to address a particular holding or situation. NPF Japan Fund shareholders will not be subject to U.S. federal income tax on the exchange.

Q.	Why has the NPF Board approved the Japan Fund Reorganization?

A.	The NPF Board believes the Japan Fund Reorganization is in the best interest of shareholders of the NPF Japan Fund. In determining to approve the Japan Fund Reorganization, the NPF Board considered, among others, the following factors:

•	The investment adviser for the NPF Japan Fund, NAM USA, has decided to discontinue its U.S. retail open-end mutual fund business;

•	The investors in the NPF Japan Fund should benefit from potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the Japan Fund Reorganization and the NPF Japan Fund’s inclusion in the larger Matthews Asia Funds family of funds;

•	The Matthews Japan Fund’s total operating expenses are lower than the NPF Japan Fund’s total operating expenses and following the Japan Fund Reorganization, it is expected that the Combined Fund’s total operating expenses will be even lower;

•	The exchange of NPF Japan Fund shares for shares of the Matthews Japan Fund in the Japan Fund Reorganization will not result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder;

•	The NPF Board considered the reputation, financial strength, resources and capabilities of Matthews;

•	The benefit of increased distribution capabilities available to the Matthews Japan Fund may result in asset growth over time and additional cost savings and scale advantages; and

•	The services available to shareholders of the Combined Fund will be substantially similar to the services available to shareholders of the NPF Japan Fund.

For a more complete list of the factors considered by the NPF Board, please see “Board Consideration of the Japan Fund Reorganization” below.

Q.	How do the investment objectives and strategies of the NPF Japan Fund and the Matthews Japan Fund compare?

A.	There are substantial similarities between the respective investment objectives and strategies of the Funds, namely, each Fund’s investment objective is long-term capital growth and each Fund invests primarily in securities of Japanese companies. However, there are differences in the Funds’ principal investment strategies that the NPF Japan Fund shareholders should consider.

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In seeking to achieve its investment objective, the NPF Japan Fund invests at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan. Securities held by the NPF Japan Fund consist primarily of common stocks and include common stocks, preferred stocks, convertible securities and warrants. The NPF Japan Fund may also invest in Japanese real estate investment trusts (“J-REITs”) and Japanese exchange traded funds (“ETFs”). The NPF Japan Fund’s stated 80% policy is a non-fundamental policy that can be changed by the NPF Board upon 60 days’ prior notice to shareholders.

In seeking to achieve its investment objective, the Matthews Japan Fund invests at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. The Matthews Japan Fund’s stated 80% policy is a non-fundamental policy that can be changed by the Board of Trustees.

The NPF Japan Fund uses a “multi-manager” approach in managing the Fund’s investments. Under this approach, the NPF Japan’s Fund’s investments are allocated to and among three experienced portfolio management teams who are responsible for the large cap value, large cap growth and small cap blend styles; decisions as to the allocation of assets to a particular style are made by a special committee.

With respect to the Matthews Japan Fund, Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Neither Fund limits its investments to companies of any particular industry or size. The Matthews Japan Fund will more typically invest in medium and small sized companies, but may invest in companies of any size. The NPF Japan Fund has tended to invest a large portion of its portfolio in larger companies, but may invest in companies of any size.

For additional information see “The Japan Fund Reorganization – Comparison of the Investment Objective and Strategies of the Funds” on page 17.

Q.	How do the fundamental and non-fundamental investment restrictions of the Funds compare?

A.	The NPF Japan Fund and the Matthews Japan Fund have adopted certain fundamental investment restrictions. A Fund’s fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the Fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment restrictions can be changed without such consent of the holders of a majority of the Fund’s outstanding voting securities.

While many of the Funds’ fundamental investment restrictions are substantially similar, the Matthews Japan Fund has a number of fundamental investment restrictions that the NPF Japan Fund does not. Among these fundamental restrictions, the Matthews Japan Fund may not: (i) make investments in securities for the purpose of exercising control; (ii) purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer; or (iii) invest more than 5% of its total assets in securities of companies less than three years old. Please see “Comparison of Organization, Structure and Governance of the Funds — Comparison of Fundamental and Non-Fundamental Investment Restrictions” for more information regarding the differences in the Funds’ investment restrictions.

Further, both the NPF Japan Fund and the Matthews Japan Fund are subject to certain non-fundamental investment restrictions (which may be changed without shareholder approval). While some of those restrictions are the same (either because of the stated policy or applicable law), there are some differences. Those policy differences are not considered significant differences in the management of each Fund’s portfolio by Matthews.

The differences in fundamental and non-fundamental investment restrictions between the Funds should not be regarded as significant. For additional information see page 38.

Q.	Who will manage the Combined Fund once the Japan Fund Reorganization is completed?

A.	Following the Japan Fund Reorganization, Matthews will serve as the investment adviser to the Combined Fund.

Q.	How do the expense ratios and management fee rates of the Funds compare, and what are they estimated to be following the Japan Fund Reorganization?

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A.	As shown in the expense tables below, the expense ratio of shares of the Matthews Japan Fund is, and is expected to continue to be, lower than the expense ratio of shares of the NPF Japan Fund.

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FEES AND EXPENSES (INVESTOR CLASS SHARES)

	NPF Japan Fund			Matthews Japan Fund
	(Class A)	(Class C)	(Class S)	(Investor Class)
	FYE 9/30/13			FYE 12/31/13	Pro Forma
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	1.00%*	1.00%	None	None	None
Redemption Fee (as a % of amount redeemed)**	2.00%	2.00%	2.00%	2.00%	2.00%
Small Account Fee	$20.00	$20.00	$20.00	None	None
Maximum Account Fee on Redemptions (for wire redemptions only)	$10.00	$10.00	$10.00	$9.00	$9.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.60%	0.60%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.07%	None	None
Other Expenses	1.15%	1.10%	1.15%	0.44%	0.39%
Administration and Shareholder Servicing Fees	-	-	-	0.14%	0.14%
Total Annual Fund Operating Expenses	2.00%	2.70%	1.82%	1.10%	1.05%
Fee Waiver and Expense Reimbursement***	(0.15)%	(0.10)%	(0.15)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement***	1.85%	2.60%	1.67%	1.10%	1.05%

* No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

** No redemption fee by the Matthews Japan Fund will apply to shares issued as part of the Japan Fund Reorganization.

*** The NPF Japan Fund’s adviser, NAM USA, has contractually agreed to waive its management fee and, if necessary, to reimburse the NPF Japan Fund so that total operating expenses of the NPF Japan Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the NPF Japan Fund’s expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015, except by action of the NPF Board.

FEES AND EXPENSES (INSTITUTIONAL CLASS SHARES)

	NPF Japan Fund (Class I)	Matthews Japan Fund (Institutional Class)
	FYE 9/30/13	FYE 12/31/13	Pro Forma
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	None	None	None
Redemption Fee (as a % of amount redeemed)**	2.00%	2.00%	2.00%
Small Account Fee	$20.00	None	None
Maximum Account Fee on Redemptions (for wire redemptions only)	$10.00	$9.00	$9.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	1.15%	0.30%	0.26%
Administration and Shareholder Servicing Fees	-	0.14%	0.14%
Total Annual Fund Operating Expenses	1.75%	0.96%	0.92%
Fee Waiver and Expense Reimbursement***	(0.15)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement***	1.60%	0.96%	0.92%

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** No redemption fee by the Matthews Japan Fund will apply to shares issued as part of the Japan Fund Reorganization.

*** NAM USA has contractually agreed to waive its management fee and, if necessary, to reimburse the NPF Japan Fund so that total operating expenses of the NPF Japan Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the NPF Japan Fund’s expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015, except by action of the NPF Board.

Expense Example. This Example will help you compare the cost of investing in the NPF Japan Fund with the cost of investing in the Matthews Japan Fund or other mutual funds. This Example assumes that you invest $10,000 in each Fund for the time periods indicated. The Example also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. All expense information is based on the information set forth in the expense table above, including pro forma expense information for the Combined Fund resulting from the Japan Fund Reorganization. Although actual costs may be higher or lower, based on these assumptions costs would be:

If you redeemed your shares at the end of the period indicated

INVESTOR CLASS SHARES

	1 Year	3 Years	5 Years	10 Years
NPF Japan Fund
Class A	$752	$1,152	$1,577	$2,757
Class C	$263	$829	$1,421	$3,024
Class S	$170	$558	$971	$2,125
Matthews Japan Fund
Investor Class	$112	$350	$606	$1,340
Pro Forma Combined Fund Investor Class	$107	$334	$579	$1,283

INSTITUTIONAL CLASS SHARES

	1 Year	3 Years	5 Years	10 Years
NPF Japan Fund
Class I	$163	$537	$935	$2,051
Matthews Japan Fund
Institutional Class	$98	$306	$531	$1,178
Pro Forma Combined Fund Institutional Class	$94	$293	$509	$1,131

If you did not redeem your shares at the end of the period indicated

INVESTOR CLASS SHARES

	1 Year	3 Years	5 Years	10 Years
NPF Japan Fund
Class A	$752	$1,152	$1,577	$2,757
Class C	$263	$829	$1,421	$3,024
Class S	$170	$558	$971	$2,125
Matthews Japan Fund
Investor Class	$112	$350	$606	$1,340
Pro Forma Combined Fund Investor Class	$107	$334	$579	$1,283

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INSTITUTIONAL CLASS SHARES

	1 Year	3 Years	5 Years	10 Years
NPF Japan Fund
Class I	$163	$537	$935	$2,051
Matthews Japan Fund
Institutional Class	$98	$306	$531	$1,178
Pro Forma Combined Fund Institutional Class	$94	$293	$509	$1,131

Q.	How do the risks of investing in the NPF Japan Fund compare to the risks of investing in the Matthews Japan Fund?

A.	Because both Funds invest in the common stocks, they are subject to the risk that the stock market will fluctuate and the value of the Fund’s securities may decline suddenly or over a long period of time (although the precise identification and descriptions of those risks may differ). Each Fund is subject to the risk that you could lose all or a portion of the money you invest and there is no assurance that either Fund will achieve its investment objective. Upon redemption, an investment in either Fund could be worth less than its original cost. Each Fund, by itself, does not provide a complete investment program. Because the Funds are actively managed, they are both subject to the risk that the investment strategies, techniques and risk analyses employed by the portfolio managers may not produce the desired results. The analysis of an investment by a Fund’s portfolio managers can be incorrect and could cause a Fund to underperform other funds with similar investment strategies. Also, the timing of movements from one type of investment to another could have a negative effect on the overall investment performance of either Fund. The investment style used to manage each Fund may go out of favor with the market.

Because both Funds invest in common stock of Japanese companies, both Funds are subject to the risks associated with concentrating its investment in Japan. Because the Funds concentrate their investments in Japan, each Fund’s performance is expected to be closely tied to economic and political conditions in Japan and geopolitical conditions in Asia. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily. Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region.

For a comparison of each Fund’s principal risks, see “Risk of Investing in the Funds” on page 22.

Q.	How does the performance of the Funds compare?

A.	The following charts show the past performance record of each Fund for each of the past ten calendar years. How a Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

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NPF Japan Fund - Class S Annual Total Returns
(%) as of December 31 each year

Best Quarter 6/30/09 was 24.13%; and Worst Quarter 3/31/09 was -18.68%

Average Annual Total Returns (%) as of December 31, 2013

	Average Annual Total Returns (%) as of December 31, 2013

	Inception date	1 Year	5 Years	10 Years

Class S Shares	01/31/1986

Return before Taxes		27.72	8.75	3.20

Return after Taxes on Distributions		27.51	8.68	3.11

Return after Taxes on Distributions and Sale of Fund Shares		16.09	7.01	2.54

Class A Shares (before taxes)	12/29/2008	20.10	7.06	7.60	**

Class C Shares (before taxes)	12/29/2008	26.56	7.54	8.06	**

Class I Shares (before taxes)	12/29/2008	27.81	8.59	9.13	**

The Tokyo Stock Price Index* (reflects no deductions for fees, expenses or taxes)		26.47	7.68	4.21

*	The Tokyo Stock Price Index (“TOPIX”) is an unmanaged capitalization-weighted measure (adjusted in US Dollars) of all shares listed on the first section of the Tokyo Stock Exchange.
**	Since inception.

After-tax returns for Class A, C, and I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

9

Matthews Japan Fund – Investor Class

Best Quarter 9/30/09 was 23.45%; and Worst Quarter 3/31/09 was -17.96%

Average Annual Total Returns for Periods Ended December 31, 2013

	1 year	5 years	10 years	Since Inception
Matthews Japan Fund (Investor Class) Inception date: (12/31/1998)
Return before taxes	34.03%	12.01%	3.96%	5.53%
Return after taxes on distributions [1]	33.48%	11.54%	3.62%	4.92%
Return after taxes on distributions and sale of Fund shares [1]	19.57%	9.55%	3.15%	4.34%
Matthews Japan Fund (Institutional Class) (before taxes) Inception Date: (10/29/2010)	34.27%	N/A	N/A	13.51%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	27.35%	7.81%	4.36%	2.94%
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)	26.47%	7.68%	4.21%	3.30%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Q.	How do the shareholder purchase and redemption procedures of the Funds compare?

A.	Prior to the NPF Funds being closed to purchases in October of 2013, the shareholder purchase and redemption procedures of the Funds were substantially similar. Both Funds could be purchased by check or bank wire and both offer a plan that allows shareholders to automatically purchase shares from their banking accounts on specified dates. Both Funds typically distribute any income they receive annually as dividends to shareholders.

The Matthews Japan Fund offers an exchange privilege whereby shareholders may exchange their shares for other series of the Trust, at no charge. The NPF Japan Fund ceased permitting exchange privileges in October 2013.

10

There are differences in the shareholder procedures each Fund has adopted and the services each Fund provides to its shareholders. For example, the Matthews Japan Fund requires higher minimum purchase amounts to open investor accounts. The minimum purchase amounts to open an investor account in the NPF Japan Fund (Class A, Class C or Class S shares) is $1,000 ($500 for IRA or Automatic Investment Plan accounts), while the minimum purchase amounts to open an investor account in the Matthews Japan Fund (Investor Class shares) is $2,500 ($500 for IRA accounts). The minimum purchase amount to open an institutional account in the NPF Japan Fund (Class I shares) is $1,000,000, while the minimum purchase amount to open an institutional account in the Matthews Japan Fund (Institutional Class shares) is $3,000,000. The minimum subsequent investment for all accounts in both Funds is $100, except for Retirement and Coverdell accounts of the Investor Class of Matthews Japan Fund, for which the minimum subsequent investment is $50. The Matthews Japan Fund charges a $9.00 redemption fee on wire redemptions, while the NPF Japan Fund charges a $10.00 wire redemption fee.

For more information see, “The Japan Fund Reorganization – Comparison of Purchase and Redemption Procedures and Exchange Rights” on page 19.

Q.	Which Matthews Japan Fund shares will shareholders of the NPF Japan Fund receive if the Japan Fund Reorganization occurs?

A.	Class A, Class C and Class S shareholders of the NPF Japan Fund, respectively, will receive Investor Class shares of the Matthews Japan Fund in an amount equal to the aggregate net asset value (“NAV”) of the NPF Japan Fund shares exchanged therefor. Class I shareholders of the NPF Japan Fund will receive Institutional Class shares of the Matthews Japan Fund in an amount equal to the aggregate NAV of the NPF Japan Fund shares exchanged therefor.

Q.	What are the U.S. federal income tax consequences of the Japan Fund Reorganization?

A.	In general, for U.S. federal income tax purposes, no gain or loss will be recognized by shareholders of the NPF Japan Fund as a result of the Japan Fund Reorganization. For more information, please see “Information about the Japan Fund Reorganization — U.S. Federal Income Tax Consequences of the Japan Fund Reorganization” on page 32.

Q.	Will dividends be affected by the Japan Fund Reorganization?

A.	The Japan Fund Reorganization will not result in a change in dividend policy. The NPF Japan Fund and the Matthews Japan Fund both generally pay any dividends and other distributions annually.

Q.	What other changes will occur as a result of the Japan Fund Reorganization?

A.	General . Following the Japan Fund Reorganization, the combined Fund will be governed by Trustees and officers who are different from the Directors and officers of the Company. For a list of the Trust’s Trustees and officers and their principal occupations for the past five years, please see the Reorganization SAI. Some of the various service providers for the NPF Japan Fund are different from those of the Matthews Japan Fund. See “Comparison of Organization, Structure and Governance of the Funds — Principal Service Providers” on page 42. The NPF Japan Fund also has different operating and compliance policies and procedures than those of the Matthews Japan Fund; for example, its code of ethics, brokerage placement policy, and policy regarding the selective disclosure of its portfolio holdings are different than those of the Matthews Japan Fund.

With respect to matters to be voted on by shareholders of all the series of the Trust as a group, such as the election of Trustees or matters affecting the entire Trust, following the Japan Fund Reorganization, the votes of former shareholders of the NPF Japan Fund will be counted with the other shareholders of the Matthews Japan Fund. In these instances, the votes of former shareholders of the NPF Japan Fund (as shareholders of the Matthews Japan Fund) would be diluted by the votes of the other shareholders of the Matthews Japan Fund.

Changes to Governing Documents. The NPF Japan Fund is a series of the Company, a Maryland corporation, and is governed by the Company’s charter, and amended and restated By-Laws (the “Company By-Laws”). The Matthews Japan Fund is a series of the Trust, a Delaware statutory (business) trust, and is governed by the Trust’s Trust Instrument and Certificate of Trust (the “Trust Instrument”) and By-Laws (the “Trust By-Laws”). If the Japan Fund Reorganization occurs, former shareholders of the NPF Japan Fund, as shareholders of the Combined Fund, will have voting and other rights generally similar to those they had as shareholders of the NPF Japan Fund, but as shareholders of the Matthews Japan Fund. The laws governing Maryland corporations and Delaware statutory trusts have similar effects, but they are different in certain respects. Please see “Comparison of Organization, Structure and Governance of the Funds” for more information regarding the differences between the governing documents of the Funds.

Changes to Fundamental and Non-Fundamental Restrictions. The NPF Japan Fund and the Matthews Japan Fund have adopted certain fundamental investment restrictions. A Fund’s fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the Fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment restrictions can be changed without such consent of the holders of a majority of the Fund’s outstanding voting securities.

11

While many of the Funds’ fundamental investment restrictions are substantially similar, the Matthews Japan Fund has a number of fundamental investment restrictions that the NPF Japan Fund does not. Among these fundamental restrictions, the Matthews Japan Fund may not: (i) make investments in securities for the purpose of exercising control; (ii) purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer; or (iii) invest more than 5% of its total assets in securities of companies less than three years old. Please see “Comparison of Organization, Structure and Governance of the Funds — Comparison of Fundamental and Non-Fundamental Investment Restrictions” for more information regarding the differences in the Funds’ investment restrictions.

Further, both the NPF Japan Fund and the Matthews Japan Fund are subject to certain non-fundamental restrictions (which may be changed without shareholder approval). While some of those investment restrictions are the same (either because of the stated policy or applicable law), there are some differences. Those investment restriction differences are not considered significant differences in the management of each Fund’s portfolio by Matthews. Please see “Comparison of Organization, Structure and Governance of the Funds — Comparison of Fundamental and Non-Fundamental Investment Restrictions” for more information regarding the differences in the Funds’ investment restrictions.

Q.	Does the Japan Fund Reorganization require shareholder approval?

A.	If the Proposal is approved by shareholders of the NPF Funds (as described above), then shareholder approval would not be required to effect the Japan Fund Reorganization. In such case, no action on the part of shareholders of the NPF Japan Fund would be required to proceed with the Japan Fund Reorganization. If the Proposal is not approved by shareholders of the NPF Funds, then the Japan Fund Reorganization would not take effect and the NPF Board will consider its options, which may include liquidating the NPF Japan Fund.

Q.	How will the Japan Fund Reorganization affect my account?

A.	As a result of the Japan Fund Reorganization, the assets and liabilities of the NPF Japan Fund will be transferred to the Matthews Japan Fund, an account will be set up in the name of each NPF shareholder with the transfer agent for the Matthews Japan Fund or with such shareholder’s broker-dealer, each NPF Japan Fund shareholder will receive shares of the Matthews Japan Fund, and the NPF Japan Fund will dissolve. The value of the shares of the Matthews Japan Fund each NPF Japan Fund shareholder receives in the Japan Fund Reorganization will equal the value of the shares of the NPF Japan Fund such shareholder owns immediately before the Japan Fund Reorganization.

Q.	Who will bear the expenses of the Japan Fund Reorganization and the Charter Amendment?

A.	The Funds will not pay any of the costs related to the Japan Fund Reorganization and the Charter Amendment other than each Fund’s legal expenses, board meeting expenses and fees and expenses of each Fund’s independent accountants. Each Fund will bear its own portfolio transaction costs, such as brokerage commissions and related expenses, before the close of business of the Japan Fund Reorganization. NAM USA will pay its own expenses. All other customary fees and expenses incurred in connection with the preparation of the proxy material, the use of a proxy solicitor and the shareholders meeting, will be paid by Matthews. The aggregate expenses of the Japan Fund Reorganization and the Charter Amendment to be incurred by Matthews are estimated to be approximately $335,000.

Q.	Will there be any repositioning costs for the Combined Fund?

A.	Although there are substantial similarities between the respective investment objectives and investment strategies of the NPF Japan Fund and Matthews Japan Fund, it is expected that up to approximately fifty percent (50%) of the securities held by the NPF Japan Fund may be sold after the Japan Fund Reorganization takes place as the Matthews Japan Fund portfolio manager seeks to fully align or reposition the portfolio with the Matthews Japan Fund’s investment process. This percentage limitation on the amount of securities held by the NPF Japan Fund that may be later sold was established as a guide to help preserve the tax-free status of the Japan Fund Reorganization and may be adjusted by the Matthews Japan Fund subject to the ability to preserve that tax-free status. The estimated transaction costs anticipated to be incurred in connection with the sale of such portfolio securities following the Japan Fund Reorganization are $60,000, or approximately a one (1) basis point impact on the Combined Fund’s asset base, assuming the Japan Fund Reorganization occurred on December 31, 2013. These costs will be borne by the Combined Fund.

Q.	What if I do not wish to own shares of the Matthews Japan Fund?

A.	NPF Japan Fund shareholders may redeem their shares at any time before the last business day prior to the Closing Date (as defined in the Reorganization Agreement). After the Closing Date, NPF Japan Fund shareholders may also redeem their shares of the Combined Fund on any day in accordance with the procedures of the Matthews Japan Fund. Such redemptions will be taxable to the shareholder if the shares are held in a taxable account and the shares are redeemed at a gain. Also, in the case of such redemptions, the shareholder will be responsible for payment of any applicable redemption fees or contingent deferred sales charges, as applicable, in accordance with the procedures of either the NPF Japan Fund or Matthews Japan Fund. The Matthews Japan Fund will waive the redemption fee that otherwise would apply to shares issued as part of the Japan Fund Reorganization.

12

Q.	When will the Japan Fund Reorganization occur?

A.	We expect the Japan Fund Reorganization to be completed on or about September [19], 2014, or sooner, provided all of the other closing conditions, including the approval of the Proposal by the shareholders of the NPF Funds, have been satisfied or waived.

A High Yield Reorganization

Q.	Why are the NPF High Yield Fund shareholders being asked to approve the Proposal?

A.	The approval of the Charter Amendment requires the affirmative vote of the holders of two-thirds of the capital stock of the Company outstanding and entitled to vote on the Proposal (the NPF High Yield Fund and the NPF Japan Fund shareholders comprise all the shareholders of the Company). If the Proposal is not approved by shareholders, then the Company Charter will remain unchanged and the NPF Board will consider its options, which may include liquidation of the NPF Funds.

Q.	Will a High Yield Reorganization require shareholder approval?

A.	Approval of the Charter Amendment would allow any future sale or transfer of the assets of the NPF High Yield Fund to take effect without the approval of the Company’s shareholders under Maryland law, although NPF High Yield Fund shareholder approval with respect to a High Yield Reorganization may be required under the 1940 Act.

Q.	Will more information be provided to NPF High Yield Fund shareholders before a High Yield Reorganization?

A.	Yes. If a High Yield Reorganization is approved by the NPF Board, the NPF High Yield Fund shareholders will receive more information before the reorganization occurs.

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PROPOSAL: APPROVAL OF CHARTER AMENDMENT OF THE COMPANY

As described in the following Proposal, the NPF Board recommends that the shareholders of the NPF Funds approve the Charter Amendment, a form of which is attached hereto as Appendix B. The following summary is qualified in its entirety by reference to the Charter Amendment set forth in Appendix B.

The Charter Amendment deletes from the Company Charter the requirement for a shareholder vote to approve the sale or transfer of all or substantially all of the Company’s assets. Under Maryland law, if the charter and/or bylaws of an open-end investment company, like the Company, do not require shareholder approval for the sale of all or substantially all of the open-end investment company’s assets, then shareholder approval for such a sale is not required under Maryland law.

The NPF Board believes that it is in the best interest of shareholders of the NPF Funds to modernize this provision of the Company’s Charter. The proposed changes are intended to make the administration of the NPF Funds more efficient and cost-effective on a going forward basis, and provide more flexibility for the operations of the NPF Funds, while continuing to require the NPF Funds, their investment adviser, NAM USA, and the NPF Board to operate in accordance with all applicable laws and fiduciary standards. Additionally, the changes would allow the Japan Fund Reorganization, as well as any future sale or transfer of the assets of the NPF High Yield Fund to take effect without the approval of the Company’s shareholders under Maryland law, although NPF High Yield Fund shareholder approval with respect to a High Yield Reorganization may, in certain circumstances, be required under the 1940 Act.

The approval of the Charter Amendment requires the affirmative vote of the holders of two-thirds of the capital stock of the Company outstanding and entitled to vote on the Proposal. Each of the Class A, Class C and Class I shares of the NPF Japan Fund and the NPF High Yield Fund, respectively, and Class S shares of the NPF Japan Fund will vote together as a group on the Proposal. Each whole share of the NPF Japan Fund and the NPF High Yield Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote, respectively. If the Proposal is approved by the shareholders of the NPF Funds, the Charter Amendment will be promptly filed with the State Department of Assessments and Taxation of Maryland and will take effect upon filing. Additionally, the Japan Fund Reorganization of the NPF Japan Fund will take effect as described herein. If the Proposal is not approved by shareholders, then the Company Charter will remain unchanged. Accordingly, the Japan Fund Reorganization will not take effect and the NPF Board will consider its options, which may include liquidation of the NPF Japan Fund.

THE BOARD OF NOMURA PARTNERS FUNDS, INC. UNANIMOUSLY RECOMMENDS
THAT YOU VOTE “FOR” THE APPROVAL OF THIS PROPOSAL.

14

THE JAPAN FUND REORGANIZATION

Summary

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement relating to the Japan Fund Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Appendix A. The materials in the exhibits and the Reorganization SAI, dated [________], 2014, are incorporated herein by reference into this Proxy Statement/Prospectus. You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Matthews Prospectus and the NPF Prospectus, which are incorporated herein by reference.

On March 31, 2014, the NPF Board, on behalf of the NPF Japan Fund, approved the Reorganization Agreement with respect to the NPF Japan Fund. The Reorganization Agreement provides for:

•	the transfer of all of the assets of the NPF Japan Fund to the Matthews Japan Fund;

•	the assumption by the Matthews Japan Fund of substantially all of the liabilities of the NPF Japan Fund;

•	the issuance of Investor Class shares of the Matthews Japan Fund to holders of the Class A, Class C and Class S shares of the NPF Japan Fund;

•	the issuance of Institutional Class shares of the Matthews Japan Fund to holders of the Class I shares of the NPF Japan Fund; and

•	the complete liquidation of NPF Japan Fund.

If the Charter Amendment is approved by shareholders of the Company, the Japan Fund Reorganization is expected to be effective upon the close of business on [September 19], 2014, or on such other date as the parties may agree (the “Closing”). As a result of the Japan Fund Reorganization, each shareholder of Class A, Class C and Class S shares of the NPF Japan Fund, respectively, will become a shareholder of Investor Class shares of the Matthews Japan Fund and each shareholder of Class I shares of the NPF Japan Fund will become a shareholder of Institutional Class shares of the Matthews Japan Fund.

Each shareholder of the NPF Japan Fund will hold, immediately after the Closing, Investor Class shares or Institutional Class shares of the Matthews Japan Fund, as applicable, having an aggregate value equal to the aggregate value of the Class A, Class C, Class I or Class S shares of the NPF Japan Fund, as applicable, held by that shareholder as of the close of business on the business day of the Closing.

Because the investment adviser for the NPF Japan Fund, NAM USA, has decided to discontinue its U.S. retail open-end mutual fund business, the NPF Board has considered the options available for its series. The NPF Board believes that the Japan Fund Reorganization will provide shareholders of the NPF Japan Fund with the ability to invest in a fund with a substantially identical investment objective, and investment strategies that are similar in many respects (but not identical). The investors in the NPF Japan Fund may benefit from potential long-term economies of scale and increased distribution capabilities that may result from the consummation of the Japan Fund Reorganization and the NPF Japan Fund’s inclusion in the larger Matthews Asia Funds family of funds.

Shareholders should be aware of these differences in the Funds’ investment strategies, which the NPF Board does not believe are significant. The NPF Japan Fund invests primarily in securities of Japanese issuers and other investments that are tied economically to Japan. “Japanese issuers” is broadly defined to include any entity that meets one of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in Japan; (ii) 50% or more of its assets are located in Japan; or (iii) 50% or more of its revenues are derived from Japan. “Securities” include common stocks, preferred stocks, convertible securities and warrants. The NPF Japan Fund will normally invest in common stocks, but it may also invest in J-REITs and Japanese ETFs. The Matthews Japan Fund invests primarily in the common and preferred stocks of companies located in Japan. A company is considered to be “located” in Japan if it has substantial ties to Japan, including for example, if it (i) is organized under the laws of Japan; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within Japan; (iii) has the primary trading markets for its securities in Japan; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of Japan. Neither Fund limits its investments to companies of any particular industry or size.

The Japan Fund Reorganization will allow the NPF Japan Fund’s shareholders to continue to participate in a professionally-managed portfolio which seeks to achieve long-term capital appreciation through investments in equity securities of companies that are tied economically to Japan.

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It is a condition to the Japan Fund Reorganization that each Fund receive an opinion from counsel to the Matthews Japan Fund that the Japan Fund Reorganization will qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, neither the Funds nor their shareholders will recognize any gain or loss from the Japan Fund Reorganization for U.S. federal income tax purposes. At any time prior to the Japan Fund Reorganization, a shareholder may redeem shares of the NPF Japan Fund. Any such redemption will result in the recognition of taxable gain or loss by the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account. Immediately prior to the Japan Fund Reorganization, the NPF Japan Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the NPF Japan Fund’s investment company taxable income for taxable years ending on or prior to the Japan Fund Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Japan Fund Reorganization (including any gains from sales of holdings prior to the Japan Fund Reorganization), after reduction by any available capital loss carryovers. Such dividends will be included in the taxable income of the NPF Japan Fund’s shareholders that hold shares in a taxable account.

The Matthews Japan Fund’s ability to use the capital loss carryovers of the NPF Japan Fund, if any, to offset gains of the Matthews Japan Fund in a given taxable year after the Japan Fund Reorganization may be limited by loss limitation rules under federal tax law. If capital loss carryovers of the NPF Japan Fund are limited by those rules, it is possible that the limitations could result in all or a portion of the NPF Japan Fund’s capital loss carryovers, if any, eventually expiring unused. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, the Funds at the time of the Japan Fund Reorganization and thus cannot be calculated precisely at this time.

The following summarizes the capital loss carryovers as of September 30, 2013, for the NPF Japan Fund:

			Non-expiring Loss
Fund	2017	2018	Short-Term	Long-Term	Total
NPF Japan Fund	$1,158,053	$53,011,487	$1,892,095	$-	$56,061,635

If the proposal to approve the Charter Amendment is approved by shareholders of the Company, the Japan Fund Reorganization will not require the approval by shareholders of either Fund. The Reorganization Agreement relating to the Japan Fund Reorganization requires the satisfaction of a number of conditions and may be terminated at any time by a determination of either the NPF Board or the Matthews Board that the Japan Fund Reorganization is no longer in the best interests of shareholders.

In connection with the Japan Fund Reorganization, you should note that:

•	The NPF Japan Fund shareholders will have an aggregate NAV equal to the aggregate NAV of such shareholder’s interest in the NPF Japan Fund as of the business day before the Closing, as determined using the Matthews Japan Fund’s valuation policies and procedures, or such other valuation policies and procedures as shall be mutually agreed upon by the Funds if, for example, the policies and procedures for the Matthews Japan Fund were not to address a particular holding or situation.

•	Each NPF Japan Fund shareholders will have voting rights and other rights generally similar to those that such shareholder currently has, but as shareholders of the Matthews Japan Fund.

•	The Funds have substantially identical investment objectives and substantially similar (but not identical) investment strategies; however, certain important differences are highlighted below.

•	Both Funds are classified in the Japan Stock category by Morningstar, Inc., but the NPF Japan Fund’s investment style is classified as large blend and the Matthews Japan Fund’s investment style is classified as large growth.

•	Both Funds invest principally in securities of companies connected to Japan. However, the NPF Japan Fund invests primarily in securities of Japanese issuers and other investments that are tied economically to Japan while the Matthews Japan Fund invests primarily in the common and preferred stocks of companies located in Japan.

•	NAM USA, Worldwide Plaza, 309 West 49th Street, New York, New York 10019, is the investment adviser for the NPF Japan Fund. Nomura Asset Management Co., Ltd., 1-12-1, Nihonbashi, Chuo-ku, Tokyo 103-8260, Japan (“NAM Tokyo”), is the sub-adviser for the NPF Japan Fund. Four individuals at NAM Tokyo share primary responsibility for managing the NPF Japan Fund: Hitoshi Nagasawa, Kentaro Takayanagi, Shinsuke Yauchi and Akira Higashida. Matthews International Capital Management, LLC (“Matthews”), Four Embarcadero Center, Suite 550, San Francisco, CA 94111, is the investment adviser for the Matthews Japan Fund. Taizo Ishida is the lead portfolio manager of the Matthews Japan Fund. Following the Japan Fund Reorganization, Matthews will continue to serve as investment adviser of the Combined Fund and Mr. Ishida will continue to serve as lead portfolio manager to the Combined Fund.

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•	The Japan Fund Reorganization is expected to result in a reduction in the total gross and net operating expenses for holders of all shares of the NPF Japan Fund.

In considering whether to approve the Japan Fund Reorganization, the NPF Board compared the material attributes of the NPF Japan Fund and the Matthews Japan Fund. The Directors reviewed whether the post-reorganization advisory, distribution and other major service arrangements are consistent with the best interests of shareholders. The Directors considered the following facts: the interests of shareholders will not be diluted; the investment objectives of the NPF Japan Fund and the Matthews Japan Fund are substantially identical and the investment strategies, though not identical, contain a number of similarities; no sales charges will be imposed in connection with the transaction; the transaction will be free from U.S. federal income taxes; and the transfer of assets in exchange for shares will be at relative NAV.

In addition, the Directors considered: the terms and conditions of the Japan Fund Reorganization, including the comparison of the expense ratios of the NPF Japan Fund and the Matthews Japan Fund; that shareholders will not bear the proxy and shareholders meeting costs associated with the Charter Amendment; the investment experience, expertise and resources of Matthews; and service features available to shareholders.

After reviewing the foregoing factors, the Directors, in their business judgment, determined that the Japan Fund Reorganization is in the best interests of the NPF Japan Fund’s shareholders and that the interests of the NPF Japan Fund’s existing shareholders will not be diluted as a result of the Japan Fund Reorganization.

Comparison of the Investment Objective and Strategies of the Funds

Because the Funds are part of unaffiliated fund families, the Funds use different terminology and descriptions to describe their investment strategies. However, the Funds have substantially the same investment objective and substantially similar (but not identical) principal investment strategies. This description also describes how the Matthews Japan Fund will continue to be managed after the Japan Fund Reorganization, and also includes a comparison of the Funds’ investment objectives and principal investment strategies.

NPF Japan Fund	Matthews Japan Fund
Investment Objective
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan. Securities include common stocks, preferred stocks, convertible securities and warrants. The Fund will normally invest in common stocks. The Fund may also invest in J-REITs and Japanese ETFs.

Japanese issuers are broadly defined to include any entity that meets one of the following tests: (i) its country of organization, its primary business office and/or the principal trading market of its stock are located in Japan; (ii) 50% or more of its assets are located in Japan; or (iii) 50% or more of its revenues are derived from Japan.

Under normal circumstances, the Fund will invest at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be “located” in Japan if it has substantial ties to Japan, including for example, if it (i) is organized under the laws of Japan; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within Japan; (iii) has the primary trading markets for its securities in Japan; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of Japan.
Investment Process

NAM Tokyo considers a number of factors to determine whether an investment is tied economically to Japan, including: the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of Japan; whether the investment is exposed to the economic fortunes and risks of Japan; and the source of government guarantees (if any).

NAM Tokyo utilizes a “multi-manager” approach in managing the Fund’s investments. This multi-manager approach is implemented to provide broader Japanese investment opportunities through a combination of different investment styles.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

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NPF Japan Fund	Matthews Japan Fund

Under this approach, the Fund’s investments are initially allocated to and among three experienced portfolio management teams who are responsible for the large cap value, large cap growth and small cap blend styles; decisions as to the allocation of assets to a particular style are made by a special committee.

Stock selection decisions for each style are made as described below.

Large Cap Value . The manager makes stock selection decisions through a combination of quantitative valuation screens and fundamental analysis. The large cap value sleeve will mainly invest in securities which appear under-valued in comparison with the issuer’s intrinsic value.

Large Cap Growth . The manager seeks out companies or industry sectors whose future earnings are expected to grow at an above-average rate, undertaking research and analysis on the current and future prospects of specific issuers and industries. Fundamental valuation criteria will also be considered in the decision-making process.

Small Cap Blend . The manager makes investment decisions utilizing a bottom-up approach to screen small capitalization issuers with the potential for future capital appreciation.

Decisions as to the allocation of assets to a particular style are made by a special NAM Tokyo investment policy committee organized specifically for this multi-manager approach. The committee is comprised of the Fund’s investment team as well as selected NAM Tokyo economists and research analysts. The investment policy committee regularly reviews the style allocation taking into consideration the investment environment as well as risk analysis.

NAM Tokyo believes that a multi-manager approach, through diversified investment styles, may minimize the risk from any one investment style.

NAM Tokyo, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

Matthews has long-term investment goals and constructs portfolios with long investment horizons (typically five to ten years). Matthews’ process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews generally does not hedge currency risks.

Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future. Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects. Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices. Matthews believes that investors benefit in the long term when the Funds are fully invested.

Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews may also consider factors such as: management, evolution of industry and valuation.

Matthews develops views about the course of growth in the region over the long term. Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics. Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective. Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). A company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds.

As a temporary measure for defensive purposes, the NPF Japan Fund may invest up to 100% of its assets in other types of securities such as nonconvertible debt securities, government and money market securities of U.S. and non-U.S. issuers, or may hold cash. The NPF Japan Fund may make these investments or increase its investment in these securities when its sub-adviser is unable to find enough attractive long-term investments, to reduce exposure to such Fund’s primary investments when its sub-adviser believes it is advisable to do so, or to meet anticipated levels of redemption. The NPF Japan Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the NPF Japan Fund’s ability to meet its investment objective.
In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never occurred; but if it were to occur, the investment goals of the Funds may not be achieved.

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Comparison of Purchase and Redemption Procedures and Exchange Rights

Purchase Procedures

The NPF Japan Fund has been closed to new investments since October 2013. The purchase procedures of the NPF Japan Fund (prior to October 2013) and the Matthews Japan Fund are substantially similar, in that shares of the Funds may be purchased directly from the Fund, as well as through benefit plan administrators or financial intermediaries.

The NPF Japan Fund offers four classes of shares, Class A, Class C, Class I and Class S. Class S shares are available for purchase only by current Class S shareholders who were Class S shareholders of record as of December 31, 2008, and for dividend and capital gain reinvestment of Class S shares by such shareholders. The Matthews Japan Fund offers two classes of shares, Investor Class and Institutional Class.

The minimum initial investment for Class A, Class C or Class S shares of the NPF Japan Fund is $1,000 for regular accounts and $500 for IRA accounts (including Roth IRA and Coverdell Educational Savings Accounts) and Automatic Investment Plan accounts. The minimum initial investment for Class I shares of the NPF Japan Fund is $1,000,000, subject to certain exceptions. Financial intermediaries may have eligibility requirements, including lower initial investment minimum requirements, for their clients or customers investing in Class I shares, which may differ from the requirements for investors purchasing directly from the Fund.

The minimum initial investment for Investor Class shares of the Matthews Japan Fund is $2,500 for non-retirement accounts and $500 for Retirement (including IRAs and 401(k) plans) and Coverdell accounts. The minimum investment for Institutional Class shares of the Matthews Japan Fund is $3,000,000. If you invest in Institutional Class shares through a financial intermediary, the minimum initial investment requirement may be met if that financial intermediary aggregates investments of multiple clients to meet the minimum. Additionally, different minimums may apply for retirement plans and model-based programs that invest through a single account, subject to criteria set by Matthews. Financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. These minimums will be waived for shares issued as part of the Japan Fund Reorganization provided the minimum investment for the NPF Japan Fund has been satisfied.

The minimum subsequent investment for all classes of shares of the Funds is $100, except for Retirement and Coverdell accounts of the Investor Class of Matthews Japan Fund, for which the minimum subsequent investment is $50.

Shares of the Funds are available to individual investors, trusts, businesses and other organizations, education savings accounts, employer-sponsored retirement plans, individual-sponsored retirement plans and other accounts. Shareholders of the NPF Japan Fund will not need to satisfy the minimum initial investment amounts of the Matthews Japan Fund in order to receive shares of the Matthews Japan Fund upon consummation of the Japan Fund Reorganization, but will need to satisfy the minimum initial investment amounts in order to exchange shares for other funds in the Matthews Asia Funds family of funds (each, a “Matthews Asia Fund”) after the Japan Fund Reorganization. See “— Exchange Rights” below.

The NPF Japan Fund may reject, restrict, cancel (within one day of receipt) or limit any specific purchase or exchange request. The Matthews Japan Fund may also reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any Matthews Asian Fund, the Matthews Japan Fund reserves the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares.

Redemption Procedures

The redemption procedures for the NPF Japan Fund and the Matthews Japan Fund are substantially similar. Shareholders may redeem shares of the Funds on any day that the New York Stock Exchange (the “NYSE”) is open for business. Both of the Funds allow redemptions of shares from the respective Fund by mail, telephone or bank wire. In addition, the Matthews Japan Fund allows shareholders to redeem shares over the Internet at www.matthewsasia.com.

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Both Funds may redeem shares if, among other reasons, an account balance falls below a certain amount. In general, the NPF Japan Fund will redeem a shareholder’s account if its value falls below $500 for any reason, including market fluctuation. In such a case, the NPF Japan Fund will notify shareholders at least 90 days prior to the Fund making an involuntary redemption in order to permit the shareholder to bring the value of the account to at least $500 before the Fund makes an involuntary redemption. The Matthews Japan Fund may redeem small Investor Class accounts (excluding IRAs) that fall below $2,500 due to redemption activity. Accounts that fall below $2,500 due to market volatility will not be affected. If redemptions cause an account to fall below that minimum, the shareholder may receive a letter from the Matthews Japan Fund giving the shareholder the option of investing more money into the account or closing it.

Because of the impact on Fund expenses of maintaining small shareholder accounts, the NPF Japan Fund has set a minimum account size of $1,000 for all classes of shares (the “Fund Minimum”). The NPF Japan Fund may charge an annual $20 Small Account Fee on each account that has a balance below the Fund Minimum for any reason, including market fluctuation. The Small Account Fee is assessed on each direct account investor even if the investment is made through an account held by a financial adviser or platform, unless the NPF Japan Fund does not pay any recordkeeping or administrative shareholder servicing fee associated with the maintenance of the underlying investor account. The Small Account Fee is charged by redeeming shares in a shareholder’s account. If the value of a shareholder’s account is $20 or less, then the amount in the account will be exhausted to pay the Small Account Fee and the account will be closed. The Matthews Japan Fund does not charge a fee on small accounts.

The NPF Japan Fund offers an automatic exchange plan and systematic withdrawal plans. Under its automatic exchange and systematic withdrawal plans, the NPF Japan Fund requires that the account have a NAV of $5,000 or more and that exchanges or redemptions, as applicable, be in an amount of $100 or more.

Both Funds may require a signature guarantee for redemptions.

Both Funds impose a redemption fee for redemptions that occur within a specified time after purchase. For the NPF Japan Fund, the redemption fee is applied to redemptions that occur fewer than 30 calendar days after purchase, and for the Matthews Japan Fund the redemption fee is applied to redemptions that occur within 90 days of purchase. The redemption fees do not apply in certain circumstances with respect to both Funds. The Funds may grant exemptions from the redemption fee where the Fund has previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Funds, in their discretion, believe it is appropriate in the circumstances. The Matthews Japan Fund will waive the redemption fee on its shares issued in connection with the Japan Fund Reorganization.

Shareholders of the NPF Japan Fund pay a contingent deferred sales charge (“CDSC”) when they redeem:

•	Class A shares that were bought without paying a front end sales charge as part of an investment of at least $1,000,000 within twelve months of purchase; or

•	Class C shares within twelve months of purchase.

The CDSC payable upon redemption of Class C shares or Class A shares in the circumstances described above is 1.00% of the offering price at the time of the shareholder’s investment. Shareholders of the NPF Japan Fund will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. For the purposes of the CDSC, the NPF Japan Fund will calculate the holding period of shares acquired through an exchange of shares of another fund that is a series of the Company (each, a “NPF Fund”) from the date the shareholder acquired the original shares of the other NPF Fund. The Matthews Japan Fund does not have a CDSC.

Exchange Rights

The NPF Japan Fund has not permitted exchanges since October 2013.

Shareholders may exchange Investor Class shares of the Matthews Japan Fund for Investor Class shares of another Matthews Asia Fund. Minimum investment requirements and redemption fees, however, apply to any exchange of shares. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 p.m. Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Because excessive exchanges can harm a Matthews Asia Fund’s performance, the exchange privilege may be terminated if the Matthews Asia Funds believe it is in the best interest of all shareholders to do so.

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The Matthews Japan Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Matthews Japan Fund reserves the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares.

Distribution of the Funds

Foreside Fund Services, LLC (“Foreside Fund Services”) serves as distributor of the NPF Japan Fund. Foreside Fund Services, its affiliates, and NAM USA may make direct or indirect payments to third parties in connection with the sale of shares of the NPF Japan Fund or the servicing of shareholder accounts.

Foreside Funds Distributors LLC (“Foreside Funds Distributors”) serves as distributor of the Matthews Japan Fund. Matthews or Foreside Funds Distributors may make direct or indirect payments to third parties in connection with the sale of shares of the Matthews Japan Fund or the servicing of shareholder accounts.

The NPF Japan Fund has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (such plan a “12b-1 Plan”) for its Class A, Class C and Class S shares. The 12b-1 fees vary by share class as follows:

•	Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Fund;

•	Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund; and

•	Class S shares of pay a 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the Fund.

In the case of Class C shares, 12b-1 fees, together with the CDSC are used to finance the costs of advancing brokerage commissions paid to dealers and investment representatives.

The Matthews Japan Fund has a 12b-1 Plan, but it is currently inactive.

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RISK OF INVESTING IN THE FUNDS

Because the Funds are part of unaffiliated fund families, the Funds use different terminology and descriptions to describe their principal risks. Below is a discussion of the principal risk factors to which the NPF Japan Fund and the Matthews Japan Fund are subject.

NPF Japan Fund	Matthews Japan Fund

Geographic Concentration and Country Risk . A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to economic and political conditions in Japan and geopolitical conditions in Asia and the Middle East. In addition, natural disasters might have substantial economic impacts on affected regions, at least temporarily.

Foreign Exposure Risk . Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. In addition, brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Market, Exchange and Frequent Trading Risk . Foreign markets may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. In addition, active and frequent trading of securities involves higher expenses which could affect the Fund’s performance over time. High rates of portfolio turnover could also affect the tax efficiency of the Fund by accelerating the realization of taxable income to shareholders. The Fund’s portfolio turnover rate may be 100% or more.

Equity Securities Risk . The Fund will invest in common stocks, which are a type of equity security that represent an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Smaller and Less Seasoned Companies Risk . Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources; their securities may trade less frequently and in more limited volume; and the prices of their securities may tend to be more volatile than those of larger, more established companies.

Growth and Value Investing Risks . Growth stocks tend to be more expensive and more sensitive to changes in their earnings than other types of stocks. The price of value stocks may not increase as anticipated, and value stocks may not pay dividends, if other investors fail to recognize the issuer’s value or favor investing in faster-growing issuers.

Political, Social and Economic Risks . The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Risks Associated with Japan . Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Currency Risks . When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts . Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Medium-Sized Companies . Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

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NPF Japan Fund	Matthews Japan Fund
Exchange Traded Funds . ETFs seek to track the performance of securities indices. The market value of an ETF is expected to rise and fall with changes in the value of its underlying index, but an ETF’s return may not match the return of its underlying index as a result of expenses, cash flows and investment timing differences. Shares of ETFs have many of the same risks as direct investments in common stocks and bonds.

REIT and J-REIT Risk . Investing in real estate investment trusts (“REITs”) involves many of the same risks associated with direct ownership of real estate, such as declines in market value, shortages of mortgage funds, changes in applicable laws, overbuilding and defaults by tenants and borrowers. REITs are subject to leverage risk when they borrow to finance acquisitions. The properties owned or leased by REITs may be subject to risks that are specific to certain industries or geographic regions. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases stock market risk. J-REITs are subject to complex tax regulation in Japan and a failure to comply with those requirements could disqualify the J-REIT from special tax benefits and reduce the amount available for distribution to J-REIT investors.

For additional information about the principal risks of the Matthews Japan Fund, please see the Shareholder Guide at Appendix D. For additional information about the non-principal risks of the Matthews Japan Fund, please see the Reorganization SAI.

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COMPARISON OF FEES AND EXPENSES OF THE FUNDS

For each of the Funds, you will pay indirectly various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds and the estimated pro forma fees and expenses attributable to each class of shares of the pro forma combined Matthews Japan Fund. The fees and expenses presented for the Funds are based on the fiscal year of the Matthews Japan Fund ended December 31, 2013. The Japan Fund Reorganization itself will not cause a shareholder to directly pay any additional fees, other than portfolio transactions costs. See “Information About the Japan Fund Reorganization – Fees and Expenses of the Japan Fund Reorganization.”

As a result of the Japan Fund Reorganization, and as described in these materials, shareholders of Class I shares of the NPF Japan Fund will receive Institutional Class shares of the Matthews Japan Fund while shareholders of Class A, Class C and Class S shares of the NPF Japan Fund, respectively, will receive Investor Class shares of the Matthews Japan Fund.

FEES AND EXPENSES (INVESTOR CLASS SHARES)

	NPF Japan Fund			Matthews Japan Fund
	(Class A)	(Class C)	(Class S)	(Investor Class)
					Pro Forma
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	1.00%*	1.00%	None	None	None
Redemption Fee (as a % of amount redeemed)**	2.00%	2.00%	2.00%	2.00%	2.00%
Small Account Fee	$20.00	$20.00	$20.00	None	None
Maximum Account Fee on Redemptions (for wire redemptions only)	$10.00	$10.00	$10.00	$9.00	$9.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.60%	0.60%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.04%	None	None
Other Expenses	1.06%	1.07%	1.06%	0.44%	0.39%
Administration and Shareholder Servicing Fees	-	-	-	0.14%	0.14%
Total Annual Fund Operating Expenses	1.91%	2.67%	1.70%	1.10%	1.05%
Fee Waiver and Expense Reimbursement***	(0.06)%	(0.07)%	(0.06)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement***	1.85%	2.60%	1.64%	1.10%	1.05%

* No contingent deferred sales charge (“CDSC”), except on purchases over $1,000,000, for which no front-end sales charge was paid, which are subject to a 1% CDSC for redemptions within twelve months of investing.

** For redemptions within 30 days of purchase with respect to the NPF Japan Fund and for redemptions within 90 days with respect to the Matthews Japan Fund, respectively. No redemption fee by the Matthews Japan Fund will apply to shares issued as part of the Japan Fund Reorganization.

*** The NPF Japan Fund’s adviser, NAM USA, has contractually agreed to waive its management fee and, if necessary, to reimburse the NPF Japan Fund so that total operating expenses of the NPF Japan Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the NPF Japan Fund’s expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015, except by action of the NPF Board.

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FEES AND EXPENSES (INSTITUTIONAL CLASS SHARES)

	NPF Japan Fund (Class I)	Matthews Japan Fund (Institutional Class)
			Pro Forma
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a % of the offering price)	None	None	None
Redemption Fee (as a % of amount redeemed)**	2.00%	2.00%	2.00%
Small Account Fee	$20.00	None	None
Maximum Account Fee on Redemptions (for wire redemptions only)	$10.00	$9.00	$9.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	1.05%	0.30%	0.26%
Administration and Shareholder Servicing Fees	-	0.14%	0.14%
Total Annual Fund Operating Expenses	1.65%	0.96%	0.92%
Fee Waiver and Expense Reimbursement***	(0.05)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement***	1.60%	0.96%	0.92%

** For redemptions within 30 days of purchase with respect to the NPF Japan Fund and for redemptions within 90 days with respect to the Matthews Japan Fund, respectively. No redemption fee by the Matthews Japan Fund will apply to shares issued as part of the Japan Fund Reorganization.

*** NAM USA has contractually agreed to waive its management fee and, if necessary, to reimburse the NPF Japan Fund so that total operating expenses of the NPF Japan Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the NPF Japan Fund’s expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015, except by action of the NPF Board.

Expense Example

This Example will help you compare the cost of investing in the NPF Japan Fund with the cost of investing in the Matthews Japan Fund or other mutual funds. This Example assumes that you invest $10,000 in each Fund for the time periods indicated. The Example also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, except that the NPF Japan Fund’s expenses are reduced during the first year by a fee waiver and expense limitation agreement. All expense information is based on the information set forth in the expense table above, including pro forma expense information for the combined Matthews Japan Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND/SHARE CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NPF Japan Fund
- Class A Shares	$752	$1,135	$1,542	$2,675
- Class C Shares	$263	$823	$1,409	$2,998
- Class S Shares	$167	$531	$919	$2,005
Matthews Japan Fund
- Investor Class Shares	$112	$350	$606	$1,340
- Pro Forma Combined Fund Investor Class Shares	$107	$334	$579	$1,283

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FUND/SHARE CLASS	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NPF Japan Fund
- Class I Shares	$163	$515	$891	$1,949
Matthews Japan Fund
- Institutional Class Shares	$98	$306	$531	$1,178
- Pro Forma Combined Fund Institutional Class Shares	$94	$293	$509	$1,131

Contractual Expense Limitations

NAM USA has contractually agreed to waive its management fee and, if necessary, to reimburse the NPF Japan Fund so that total operating expenses of the NPF Japan Fund are limited to 1.60% (excluding distribution and service (12b-1) fees, interest expense and certain other expenses) until January 28, 2015. Amounts waived or reimbursed in a particular fiscal year may be recaptured by NAM USA within three years of the waiver or reimbursement to the extent that recoupment will not cause the NPF Japan Fund’s expenses to exceed any expense limitation in place at the time those expenses were waived. The arrangement may not be terminated prior to January 28, 2015, except by action of the NPF Board. Any such amounts waived or reimbursed may not be recaptured by NAM USA at any time after the close of the Japan Fund Reorganization.

Matthews has contractually agreed to waive fees and/or reimburse expenses to the Matthews Japan Fund if its expense ratio exceeds 1.25% and no change is currently expected to that agreement. In turn, if the Matthews Japan Fund’s expenses fall below 1.25% within three years after Matthews has made such waiver or reimbursement, the Matthews Japan Fund may reimburse Matthews up to an amount not to exceed its expense limitation. This agreement will continue through at least August 31, 2015, and may be extended for additional periods.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples above, affect the Fund’s performance. During the most recent fiscal year, the NPF Japan Fund’s portfolio turnover rate was 62% of the average value of its portfolio and the Matthews Japan Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Additional Information Applicable to the NPF Japan Fund and the Matthews Japan Fund

Additional information regarding shareholder services and procedures for the NPF Japan Fund may be found in the NPF Prospectus, as supplemented through the date of this Proxy Statement/Prospectus, which is on file with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.

For a more detailed description of the shareholder services and procedures of the Matthews Japan Fund, relating to the purchase, redemption, exchange, and distribution of Matthews Japan Fund shares, please see the Shareholder Guide at Appendix D.

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PERFORMANCE OF THE FUNDS

Performance of the NPF Japan Fund

The bar chart and table below show the NPF Japan Fund’s annual and after-tax returns and its long-term performance with respect to its Class S shares. The bar chart shows some indications of the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s before and after-tax returns over time compare to that of a broad-based securities market index for the past ten calendar years. Both the bar chart and the table assume reinvestment of dividends and distributions.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of the NPF Japan Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

NPF Japan Fund - Class S Annual Total Returns
(%) as of December 31 each year

Best Quarter 6/30/09 was 24.13%; and Worst Quarter 3/31/09 was -18.68%

Average Annual Total Returns (%) as of December 31, 2013

	Average Annual Total Returns (%) as of December 31, 2013

	Inception date	1 Year	5 Years	10 Years
Class S Shares	01/31/1986
Return before Taxes		27.72	8.75	3.20
Return after Taxes on Distributions		27.51	8.68	3.11
Return after Taxes on Distributions and Sale of Fund Shares		16.09	7.01	2.54
Class A Shares (before taxes)	12/29/2008	20.10	7.06	7.60	**
Class C Shares (before taxes)	12/29/2008	26.56	7.54	8.06	**
Class I Shares (before taxes)	12/29/2008	27.81	8.59	9.13	**
The Tokyo Stock Price Index* (reflects no deductions for fees, expenses or taxes)		26.47	7.68	4.21

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*	The Tokyo Stock Price Index (“TOPIX”) is an unmanaged capitalization-weighted measure (adjusted in US Dollars) of all shares listed on the first section of the Tokyo Stock Exchange.
**	Since inception.

For a discussion by NAM USA regarding the performance of the NPF Japan Fund for the fiscal year ended September 30, 2013, see Appendix E to this Proxy Statement/Prospectus.

Performance of the Matthews Japan Fund

The bar chart and table below show the Matthews Japan Fund’s annual and after-tax returns and its long-term performance with respect to its Investor Class shares. The bar chart shows some indications of the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s before and after-tax returns over time compare to that of a broad-based securities market index for the past ten calendar years. Both the bar chart and the table assume reinvestment of dividends and distributions.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of the Matthews Japan Fund through a tax-deferred arrangement, such as an individual retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Matthews Japan Fund – Investor Class Shares

Best Quarter 9/30/09 was 23.45%; and Worst Quarter 3/31/09 was -17.96%

The table below shows what the average annual total returns of the Matthews Japan Fund would equal if you averaged its actual performance over various lengths of time, compared to the performance of the MSCI Japan Index and the Tokyo Stock Price Index. The securities in the MSCI Japan Index and the Tokyo Stock Price Index are substantially different from those in the Matthews Japan Fund. An investor cannot invest directly in an index.

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Average Annual Total Returns for Periods Ended December 31, 2013

	1 year	5 years	10 years	Since Inception
Matthews Japan Fund (Investor Class) Inception date: (12/31/1998)
Return before taxes	34.03%	12.01%	3.96%	5.53%
Return after taxes on distributions [1]	33.48%	11.54%	3.62%	4.92%
Return after taxes on distributions and sale of Fund shares [1]	19.57%	9.55%	3.15%	4.34%
Matthews Japan Fund (Institutional Class) (before taxes) Inception Date: (10/29/2010)	34.27%	N/A	N/A	13.51%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	27.35%	7.81%	4.36%	2.94%
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)	26.47%	7.68%	4.21%	3.30%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

For a discussion by Matthews regarding the performance of the Matthews Japan Fund for the fiscal year ended December 31, 2013, see Appendix F to this Proxy Statement/Prospectus. Additional information regarding the Matthews Japan Fund is included in the Shareholder Guide attached as Appendix D to this Proxy Statement/Prospectus.

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INFORMATION ABOUT THE JAPAN FUND REORGANIZATION

Description of the Japan Fund Reorganization

On March 31, 2014, the NPF Board voted to approve the Japan Fund Reorganization. Pursuant to the Reorganization Agreement, the NPF Japan Fund will transfer its assets to the Matthews Japan Fund, which will assume all of the ordinary operating and portfolio liabilities of the NPF Japan Fund. The terms and conditions under which the Japan Fund Reorganization will be implemented are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached hereto as Appendix A to this Proxy Statement/Prospectus. The Reorganization Agreement contemplates (i) the Matthews Japan Fund’s acquisition of all of the assets of the NPF Japan Fund in exchange solely for Reorganization Shares and the assumption by the Matthews Japan Fund of substantially all of the liabilities of the NPF Japan Fund by the Closing Date, and (ii) the distribution of the Reorganization Shares to the shareholders of the NPF Japan Fund as soon as reasonably practicable after the closing. Each shareholder of the NPF Japan Fund will receive a number of full and fractional shares of a particular class of the Matthews Japan Fund equal in value to the number of full and fractional shares of the class of shares of the NPF Japan Fund held by such shareholder as of the Closing Date as set forth in the table below.

As a result of the Japan Fund Reorganization, each NPF Japan Fund shareholder will own shares of the Matthews Japan Fund, as indicated in the table below. A NPF Japan Fund shareholder will receive shares of the Matthews Japan Fund with an aggregate NAV equal to the aggregate NAV of the shares of the NPF Japan Fund that the shareholder owned immediately before the Japan Fund Reorganization.

NPF Japan Fund	Matthews Japan Fund
Class A	Investor Class
Class C	Investor Class
Class I	Institutional Class
Class S	Investor Class

No sales charge or fee of any kind will be assessed to NPF Japan Fund shareholders in connection with their receipt of shares of the Matthews Japan Fund in the Japan Fund Reorganization.

After the closing of the Japan Fund Reorganization, shares of the Matthews Japan Fund will be credited to shareholders of NPF Japan Fund only on a book-entry basis. Matthews Japan Fund shall not issue certificates representing shares in connection with the Japan Fund Reorganization, irrespective of whether NPF Japan Fund shareholders hold their shares in certificated form and all outstanding certificates representing shares of NPF Japan Fund will be deemed cancelled.

The Reorganization Agreement provides the time for and method of determining the net value of the NPF Japan Fund’s assets (and therefore shares) and the NAV of a share of the Matthews Japan Fund. The valuation will be done immediately after the close of business, as described in the Reorganization Agreement, on the business day immediately preceding the Closing Date, as determined using the valuation policies and procedures for the Matthews Japan Fund, or such other valuation policies and procedures as shall be mutually agreed upon by the Funds if, for example, the policies and procedures for the Matthews Japan Fund were not to address a particular holding or situation. Any special shareholder options (for example, automatic investment plans for current NPF Japan Fund shareholder accounts) will NOT automatically transfer to the new accounts unless newly set up by the affected shareholder.

The Reorganization Agreement provides that Matthews will pay all direct and customary costs and expenses of the Japan Fund Reorganization, including the reasonable costs and expenses incurred in the preparation and mailing of this Proxy Statement/Prospectus, the retention of a proxy solicitor and the expenses in connection with the tax opinion. The Closing is expected to occur on or about [September 19], 2014, provided all of the other closing conditions have been satisfied or waived. The implementation of the Japan Fund Reorganization is subject to a number of conditions set forth in the Reorganization Agreement, including that the Charter Amendment has been approved by shareholders of the Company.

Another important condition to closing is that the NPF Japan Fund and the Matthews Japan Fund each receives an opinion from counsel to the Matthews Japan Fund to the effect that the Japan Fund Reorganization will qualify as a tax-free “reorganization” for U.S. federal income tax purposes. As a result, the Japan Fund Reorganization is not expected to be taxable for such purposes to the Funds or their shareholders. It should be noted, however, that the NPF Japan Fund may make one or more distributions to shareholders prior to the Closing. Any such distribution generally will be taxable as ordinary income or capital gains to shareholders that hold their shares in a taxable account.

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The Reorganization Agreement may be terminated and the Japan Fund Reorganization abandoned at any time prior to the Closing Date by a determination of either the NPF Board or the Matthews Board that the Japan Fund Reorganization is no longer in the best interests of shareholders. If the transactions contemplated by the Reorganization Agreement have not been substantially completed by December 31, 2014, the Reorganization Agreement shall automatically terminate on that date unless a later date is agreed to by the Funds.

It is anticipated that the Trust will enter into interim agreements with certain service providers of the NPF Japan Fund, including but not limited to Boston Financial Data Services, Inc., the NPF Japan Fund’s transfer agent, BBD, LLP, the NPF Japan Fund’s accountant, and State Street Bank and Trust Company, the NPF Japan Fund’s administrator and custodian, to facilitate the transition of the NPF Japan Fund from the Company’s service provider platform to the Trust’s service provider platform following the Closing.

Board Consideration of the Japan Fund Reorganization

At a number of special meetings held in late 2013 and early 2014, the NPF Board considered various candidates and options for the NPF Japan Fund, including the Japan Fund Reorganization, and the potential benefits for the NPF Japan Fund shareholders of each. At a meeting held on March 31, 2014, the members of the NPF Board (the “Directors”), including the Directors who are not interested persons of the Company within the meaning of the 1940 Act (the “Independent Directors”), voting separately, approved the Japan Fund Reorganization. The NPF Board considered the following matters, among others, in approving the Japan Fund Reorganization:

•	The NPF Board considered the fact that NAM USA had decided to exit the U.S. retail open-end mutual fund business. It was noted that the NPF Board had considered alternatives to the Japan Fund Reorganization, including liquidating the NPF Japan Fund, but determined that the tax-free Japan Fund Reorganization was in the best interests of the shareholders. The NPF Board discussed that it had considered a number of other possible reorganization candidates prior to selecting Matthews Japan Fund.

•	The NPF Board considered the reputation, financial strength, resources and capabilities of the investment adviser for the Matthews Japan Fund, as well as the reputation and experience of the Matthews Japan Fund’s third-party service providers. The NPF Board noted the increased opportunities for economies of scale due to the marketing, infrastructure and size of the Combined Fund and its inclusion in the larger Matthews Asia Funds family of funds. The NPF Board noted that the increased distribution capabilities available to the larger Matthews Asia Funds family of funds might result in asset growth over time and additional cost savings and scale advantages. The NPF Board discussed Matthews’ experience and success, based upon assets under management, of distributing Asia focused investment funds in the U.S. retail mutual fund market.

•	The NPF Board reviewed the investment objectives, investment strategies, and investment restrictions of both Funds, discussed certain aspects of each, and concluded that the Funds have the same investment objective and substantially similar investment strategies. The NPF Board further discussed, that although some differences exist between the fundamental investment restrictions of the Funds, the fundamental investment restrictions of the Funds are substantially similar. The NPF Board also discussed certain other differences between the investment strategies of the Funds, concluding that they were not material.

•	The NPF Board considered the tax consequences of the Japan Fund Reorganization and the requirement that NPF Japan Fund receive an opinion from Paul Hastings as to the tax-free treatment of the transaction. It was noted that under a tax-free reorganization, NPF Japan Fund shareholders would not realize any gain or loss on the exchange of their shares for the Matthews Japan Fund’s shares. In addition, the Matthews Japan Fund shares received by NPF Japan Fund’s shareholders should have the same tax basis as NPF Japan Fund shares previously held. The tax basis of the assets of NPF Japan Fund would be carried over to the Matthews Japan Fund and the Combined Fund should not realize any gain or loss on the transaction.

•	The NPF Board considered the fact that the investment management fee of the Matthews Japan Fund was higher than the investment management fee of the NPF Japan Fund. However, the NPF Board noted that NPF Japan Fund’s total fees (as estimated by Matthews) would be less than or equal to the total operating expense (“TOE”) currently paid by the NPF Japan Fund. The NPF Board noted the reduced TOE that was anticipated to be incurred once the Japan Fund Reorganization was consummated and Matthews’ statement that the TOE of the Combined Fund was expected to continue to be lower than the TOE of the NPF Japan Fund.

•	The NPF Board considered the differences in the distribution, account maintenance and account servicing fees from those fees currently borne by NPF Japan Fund shareholders and observed that the Combined Fund would not have distribution fees and that the shareholder servicing fees would be less in the Combined Fund.

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•	The NPF Board considered that there were differences in the shareholder servicing practices of each. For example, the Matthews Japan Fund requires higher minimum purchase amounts to open investor accounts. The minimum purchase amount to open an investor account in NPF Japan Fund (Class A, Class C, or Class S shares) was $1,000 ($500 for IRA or Automatic Investment Plan accounts), whereas the minimum purchase amount to open an investor account in the Matthews Japan Fund and therefore in the Combined Fund (Investor Class shares) would be $2,500 ($500 for IRA accounts). The minimum purchase amount to open an institutional account in NPF Japan Fund (Class I shares) was $1,000,000, whereas the minimum purchase amount to open an institutional account in the Matthews Japan Fund and therefore in the Combined Fund (Institutional Class shares) would be $3,000,000. The minimum subsequent investment for all accounts in both of the Japan Fund Reorganization Funds was $100, except for Retirement and Coverdell accounts of the Investor Class of the Acquiring Fund, for which the minimum subsequent investment was $50. NPF Japan Fund charged a $10.00 redemption fee on wire redemptions, whereas the Acquiring Fund charged, and therefore the Combined Fund would charge, a $9.00 redemption fee on wire redemptions. Both of the Japan Fund Reorganization Funds had a 2.0% redemption fee; however, the holding period was 30 days for NPF Japan Fund and 90 days for the Matthews Japan Fund and the Combined Fund.

•	It was noted that as a result of the Japan Fund Reorganization, NPF Japan Fund’s shareholders may benefit from the Combined Fund’s exchange privileges with other Matthews funds.

•	The NPF Board compared the relative performance of the two Funds and noted that the Matthews Japan Fund’s performance was competitive with NPF Japan Fund’s performance. The NPF Board had met with the portfolio managers and noted that both Funds had experienced portfolio managers.

•	The NPF Board considered the fact that Matthews and NAM USA would bear all customary costs associated with the Japan Fund Reorganization, the Special Meeting of Shareholders, and solicitation of proxies, including the expenses associated with preparing and filing the Proxy Statement/Prospectus and the cost of copying, printing and mailing proxy materials and the legal fees in connection with the tax opinion. The NPF Board further discussed the fact that, under the Reorganization Agreement, the Matthews Japan Fund would assume all of the specified liabilities of NPF Japan Fund (excluding liabilities not incurred in the ordinary course of business). The NPF Board considered that the Japan Fund Reorganization was not expected to result in taxable income or gain or other adverse federal tax consequences to shareholders.

After consideration, the NPF Board, including the Independent Directors, concluded that the Japan Fund Reorganization would be in the best interests of the Corporation, NPF Japan Fund and its shareholders, and that the interests of existing shareholders in NPF Japan Fund would not be diluted as a result of the transactions contemplated by the Japan Fund Reorganization. In reaching their decision, the NPF Board did not identify any particular information that was controlling, and it is likely that each Director individually attributed different weights to the various factors considered.

Fees and Expenses of the Japan Fund Reorganization

All customary fees and expenses incurred in connection with the Japan Fund Reorganization and the Charter Amendment (as previously discussed) will be paid by Matthews. Matthews will not pay each Fund’s legal expenses, board meeting expenses or fees and expenses of each Fund’s independent accountants. Each Fund will bear its own portfolio transaction costs, such as brokerage commissions and related expenses, before the close of the Japan Fund Reorganization. NAM USA will pay its own expenses. The aggregate expenses of the Japan Fund Reorganization and the Charter Amendment to be incurred by Matthews are estimated to be approximately $335,000. Although there are substantial similarities between the respective investment objectives and investment strategies of the NPF Japan Fund and Matthews Japan Fund, it is expected that up to approximately fifty percent (50%) of the securities held by the NPF Japan Fund may be sold after the Japan Fund Reorganization takes place as the Matthews Japan Fund portfolio manager seeks to fully align or reposition the portfolio with the Matthews Japan Fund’s investment process. This percentage limitation on the amount of securities held by the NPF Japan Fund that may be later sold was established as a guide to help preserve the tax-free status of the Japan Fund Reorganization and may be adjusted by the Matthews Japan Fund subject to the ability to preserve that tax-free status. The estimated transaction costs anticipated to be incurred in connection with the sale of such portfolio securities following the Japan Fund Reorganization are $60,000, or approximately a one (1) basis point impact on the Combined Fund’s asset base, assuming the Japan Fund Reorganization occurred on December 31, 2013. These costs will be borne by the Combined Fund.

U.S. Federal Income Tax Consequences of the Japan Fund Reorganization

The Japan Fund Reorganization is expected to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code, and thus is not expected to result in the recognition of gain or loss by either the NPF Japan Fund or its shareholders. As a condition to the Closing, the Funds will receive a legal opinion from Paul Hastings LLP (which opinion will be subject to certain qualifications and assumptions satisfactory to the Funds and will be based on representations from the Funds), to the effect that, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

•	The Japan Fund Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Funds will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

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•	Under Section 1032 of the Code, no gain or loss will be recognized by the Matthews Japan Fund upon the receipt of the assets of the NPF Japan Fund in exchange for Reorganization Shares and the assumption by the Matthews Japan Fund of the liabilities of the NPF Japan Fund;

•	Under Section 362(b) of the Code, the basis in the hands of the Matthews Japan Fund of the assets of the NPF Japan Fund transferred to the Matthews Japan Fund in the Japan Fund Reorganization will be the same as the basis of such assets in the hands of the NPF Japan Fund immediately prior to the transfer;

•	Under Section 1223(2) of the Code, the holding periods of the assets of the NPF Japan Fund in the hands of the Matthews Japan Fund will include the periods during which such assets were held or treated for federal income tax purposes as held by the NPF Japan Fund;

•	Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the NPF Japan Fund upon the transfer of its assets to the Matthews Japan Fund in exchange for Reorganization Shares and the assumption by the Matthews Japan Fund of all of the liabilities of the NPF Japan Fund, or upon the distribution of Reorganization Shares by the NPF Japan Fund to its shareholders in liquidation;

•	Under Section 354 of the Code, no gain or loss will be recognized by NPF Japan Fund shareholders upon the exchange of their shares of the NPF Japan Fund for Reorganization Shares;

•	Under Section 358 of the Code, the aggregate basis of Reorganization Shares a shareholder of the NPF Japan Fund receives in connection with the Japan Fund Reorganization will be the same as the aggregate basis of such shareholder’s NPF Japan Fund shares exchanged therefor;

•	Under Section 1223(1) of the Code, a NPF Japan Fund shareholder’s holding period for his, her, or its Reorganization Shares will include the period for which such shareholder held or is treated for federal income tax purposes as having held the NPF Japan Fund shares exchanged therefor, provided that the shareholder held the NPF Japan Fund shares as capital assets; and

•	The Matthews Japan Fund will succeed to and take into account the items of the NPF Japan Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Each opinion will be based on factual certifications made by officers of the Funds, and on customary assumptions. No opinion is a guarantee that the tax consequences of the Japan Fund Reorganization will be as described above. Opinions of counsel are not binding upon the IRS or the courts. There is no assurance that the Internal Revenue Service (“IRS”) or a court would agree with either opinion.

If the transfer of the assets of the NPF Japan Fund in exchange for the Reorganization Shares and the assumption by the Matthews Japan Fund of the liabilities of the NPF Japan Fund were not to constitute a tax-free reorganization, the shareholders of the NPF Japan Fund generally would recognize gain or loss equal, with respect to a particular shareholder, to the difference between the value of the Reorganization Shares the shareholder receives and the tax basis of the shareholder’s shares in the NPF Japan Fund.

Although the Japan Fund Reorganization is expected to be tax-free for shareholders, the NPF Japan Fund may make one or more distributions to shareholders prior to the Closing. Any such distribution generally will be taxable as ordinary income or capital gains to shareholders that hold their shares in a taxable account.

It is expected that up to approximately fifty percent (50%) of the securities held by the NPF Japan Fund may be sold after the Japan Fund Reorganization takes place as the Matthews Japan Fund portfolio manager seeks to fully align or reposition the portfolio with the Matthews Japan Fund’s investment process. This percentage limitation on the amount of securities held by the NPF Japan Fund that may be later sold was established as a guide to help preserve the tax-free status of the Japan Fund Reorganization and may be adjusted by the Matthews Japan Fund subject to the ability to preserve that tax-free status. The sale of such portfolio securities may result in the realization of capital gains to the Combined Fund that, to the extent not offset by capital losses, would be distributed to its shareholders, and those distributions (if any) would be taxable to such shareholders who hold shares in taxable accounts. Any capital gains recognized on these sales on a net basis following the closing of the Japan Fund Reorganization will be distributed, if required, to the Combined Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Matthews anticipates that any such sales of portfolio securities by the Combined Fund as a result of the Japan Fund Reorganization (as distinct from normal portfolio turnover) are likely not to result in the distribution of any significant amounts of capital gains to shareholders of the Combined Fund.

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Existing and Pro Forma Capitalizations of the Funds

The following tables set forth, as of December 31, 2013: (i) the unaudited capitalization of the NPF Japan Fund; (ii) the unaudited capitalization of the Matthews Japan Fund; (iii) adjustments to the unaudited pro forma combined capitalization of the Matthews Japan Fund; and (iv) the unaudited pro forma combined capitalization of the Matthews Japan Fund assuming the Japan Fund Reorganization has been completed, based upon the valuation policies and procedures for the NPF Japan Fund and Matthews Japan Fund, respectively. The capitalizations are likely to be different when the Japan Fund Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

	NPF Japan Fund	Matthews Japan Fund	Pro Forma Adjustments	Pro Forma Combined Matthews Japan Fund

NET ASSETS:
Investor Class	$-	$312,988,498	$175,813,260	$488,801,758
Class I / Institutional Class	4,857,279	59,702,130	-	64,559,409
Class A	6,357,697	-	(6,357,697)	-
Class C	11,003,236	-	(11,003,236)	-
Class S	158,452,327	-	(158,452,327)	-
TOTAL	$180,670,539	$372,690,628	$-	$553,361,167

SHARES OUTSTANDING:
Investor Class	-	19,320,017	10,852,536	30,172,553
Class I / Institutional Class	395,964	3,685,142	(96,147)	3,984,959
Class A	514,844	-	(514,844)	-
Class C	912,617	-	(912,617)	-
Class S	12,766,953	-	(12,766,953)	-
TOTAL	14,590,378	23,005,159	(3,438,025)	34,157,513

NET ASSET VALUE:
Investor Class	$-	$16.20		$16.20
Class I / Institutional Class	$12.27	$16.20		$16.20
Class A	$12.35	$-		$-
Class C	$12.06	$-		$-
Class S	$12.41	$-		$-

The table set forth above should not be relied upon to calculate the number of shares to be received in the Japan Fund Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Japan Fund Reorganization.

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COMPARISON OF ORGANIZATION, STRUCTURE AND GOVERNANCE OF THE FUNDS

The following summary highlights certain differences between the Funds. This summary is not complete and does not contain all of the information that you should consider before voting on the Charter Amendment. For more complete information about the Japan Fund Reorganization, please read this entire document.

Comparison of Shareholder Rights and Corporate Governance

Governing Law.

•	The NPF Japan Fund is a series of the Company, a Maryland corporation which is governed both by the Maryland General Corporation Law (the “MGCL”) and the Company Charter and Company By-Laws.

•	The Matthews Japan Fund, a series of the Trust, which is organized as a Delaware statutory trust. The Trust is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the Trust Instrument and Trust By-Laws.

Authorized Shares

•	The NPF Japan Fund is authorized to issues 200,000,000 shares of capital stock, par value $0.33 ⅓ per share.

•	The Matthews Japan Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

Board Members

•	The Company has four Directors, none of whom are “interested persons” of the Company, as that term is defined under the 1940 Act. For more information, refer to the Statement of Additional Information dated January 28, 2014 for the Company, which is incorporated by reference into this Proxy/Prospectus.

•	Directors are elected at each annual meeting of shareholders of the Company or a special meeting held for that purpose. The term of office of each Director is from the time of his or her election until his or her successor shall have been elected and shall have been qualified, or until his or her death, or until he or she shall have resigned or have been removed. At any meeting of stockholders duly called and at which a quorum is present, the stockholders of the Company may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office, with or without cause, and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

•	The Trust has six trustees, one of whom is an “interested person” of the Trust, as that term is defined under the 1940 Act. For more information, refer to the Reorganization SAI.

•	The Trustees of the Trust hold office during the existence of the Trust except that (a) any Trustee may resign, (b) any Trustee may be removed by two-thirds of the number of Trustees, (c) any Trustee that becomes physically or mentally incapacitated or in certain other circumstances is otherwise unwilling or unable to serve as Trustee may be retired by a majority of the other Trustees and (d) any Trustee may be removed at any meeting of the shareholders by a vote of shareholders owning at least two-thirds of the outstanding shares. Generally the Trustees have the authority under the Trust Instrument to fill vacancies as they in their discretion see fit consistent with the limitations under the 1940 Act.

Shareholder Liability

•	Under the MGCL, shareholders of a corporation generally are not personally liable for debts or obligations of a corporation. Accordingly, the Company’s governing documents contain no explicit provision for shareholder indemnification.

•	Under the Delaware Act, unless the governing instrument provides otherwise, shareholders of a statutory trust have the same limitation of personal liability as extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. The Trust Instrument provides that each shareholder of the Trust and of each series shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of one of any series. The Trust Instrument further provides that the Trustees shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than what the shareholder may at any time personally agree to pay by way of subscription for any Share or otherwise.

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The Trust Instrument further provides that, if any shareholder or former shareholder of any series shall be held to be personally liable solely by reason of a claim or demand relating to such person being or having been a shareholder of such series, and not because of such person’s acts or omissions or for some other reason, the shareholder or former shareholder (or such person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected series, shall, upon request by the shareholder, assume the defense of any claim made against the shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

Voting Rights

Under the MGCL, unless the charter or bylaws provide otherwise, in order to constitute a quorum for a meeting, there must be present in person or by proxy, a majority of all votes entitled to be cast at the meeting, and a quorum provision in the bylaws of a corporation may not be less than one-third of the votes entitled to be cast at the meeting. The Company’s charter and bylaws provide that the presence in person or by proxy of the holders of record of a majority of the shares of capital stock of the Company issued and outstanding and entitled to vote thereat shall constitute a quorum at any meeting of the stockholders. The Company’s charter and bylaws provide that this requirement may be altered, amended or repealed only upon the affirmative vote of the holders of a majority of all the shares of the capital stock of the Company at the time outstanding and entitled to vote.

In general, under the MGCL, for most shareholder actions, unless the charter or the MGCL provide otherwise, all shareholders vote on all matters and a majority of all votes cast at a meeting at which a quorum is present is required to approve any matter. Actions such as (i) amendments to the corporation’s charter, (ii) mergers, (iii) consolidations, (iv) statutory share exchanges, and (v) dissolutions require the affirmative vote of two-thirds of all votes entitled to be cast on the matter unless the charter provides for a greater or lesser proportion which may not be less than a majority of all votes entitled to be cast on the matter. Transfers of assets by an open-end registered investment company do not require shareholder approval unless otherwise provided in the corporation’s charter or bylaws. Unless the charter or bylaws require a greater vote, a plurality of all votes cast at a meeting at which a quorum is present is required to elect a director.

Pursuant to the Company’s Bylaws, actions of stockholders shall be taken and all questions decided by the votes of the holders of a majority of the shares represented at the meeting in person or by proxy and entitled to vote thereat, except with respect to the election of directors, which shall be decided by a plurality of all the votes cast and except as otherwise provided by the charter or by the Bylaws or by specific statutory provision superseding the restrictions and limitations contained in the charter or in the Bylaws.

The Company’s charter provides that all shares of all classes or series shall vote as a single class or series (“Single Class Voting”); provided, however, that (a) as to any matter with respect to which a separate vote of any class or series is required by the 1940 Act or by the Maryland General Corporation Law, such requirement as to a separate vote by that class or series shall apply in lieu of Single Class Voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more classes or series, then, subject to (c) below, the shares of all other classes or series shall vote as a single class or series; and (c) as to any matter which does not affect the interest of a particular class or series, only the holders of shares of the one or more affected classes shall be entitled to vote.

The Company’s charter also provides that the vote of two-thirds of the outstanding shares of common Stock of the corporation shall be necessary to authorize certain actions, including the transfer of all or substantially all of the assets of the Company and the dissolution of the Company.

Neither Trust nor Company shareholders have cumulative voting rights in the election of any Trustee(s) or Director(s), as applicable. Shares of the Company and the Trust may be voted in person or by proxy.

Pursuant to the Trust Instrument, shareholders have the power to vote only (i) for the election of Trustees to the extent provided in the Trust Instrument, (ii) for the removal of Trustees to the extent provided in the Trust Instrument and (iii) with respect to such additional matters relating to the Trust as may be required by law, by the Trust Instrument or as the Trustees may consider desirable. On any matter submitted to a vote of the shareholders, all shares shall be voted separately by individual series, except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then shareholders of all such series shall be entitled to vote thereon. The Trustees may also determine that a matter affects only the interests of one or more classes of a series, in which case any such matter shall be voted on by such class or classes.

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Pursuant to the Trust Instrument, one-third of shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholder’s meeting, except that where any provision of law or the Trust Instrument permits or requires that holders of any series shall vote as a series (or that holders of a class shall vote as a class), then one-third of the aggregate shares of that series (or that class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series (or that class). Except when a larger vote is required by law or any provision of the Trust Instrument, a majority of shares voted in person or by proxy shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or the Trust Instrument permits or requires that the holders of any series shall vote as a series (or that the holders of any class shall vote as a class), then a majority of the shares present in person or by proxy of that series (or such class) or, such other vote as required by law, voted on the matter in person or by proxy shall decide that matter insofar as that series (or class) is concerned.

Annual Shareholder Meetings

•	The MGCL does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. The Company’s By-Laws only require an annual meeting of shareholders if the election of directors is required by the 1940 Act.

•	A Delaware statutory trust is not required to hold shareholder meetings or obtain shareholder approval for certain actions unless required by applicable law or the declaration of trust. Neither the Trust Instrument nor the Trust By-Laws require the Trust to hold annual meetings.

Special Shareholder Meetings

•	Special meetings of shareholders may be called at any time pursuant to the Company By-Laws by the President, the Secretary, the Treasurer or by order of the NPF Board or at the request of shareholders owning a majority of the voting shares.

•	Special meetings of stockholders may be held for any purpose or purposes, at any place determined by the Board of Directors when called by the Chairman of the Board, the Vice Chairman of the Board, the Chief Executive Officer or by the Board of Directors, and shall be called by the Secretary upon receipt of the request in writing signed by the holders of shares entitled to not less than 50% of all the votes entitled to be cast at such meeting, provided that (a) such request shall state the purpose or purposes of such meetings and the matters proposed to be acted on and (b) the stockholders requesting such meeting shall have paid to the Company the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such stockholders. No special meeting need be called upon the request of the holders of shares entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter which is substantially the same as a matter voted upon at any special meeting of the stockholders held during the preceding 12 months. The Chairman of the Board shall preside at each meeting. In the absence of the Chairman of the Board, the Vice Chairman of the Board shall preside at each meeting. In the absence of the Chairman of the Board and the Vice Chairman of the Board, the director or directors there present may elect a temporary chairman for the meeting, who may be one of themselves.

•	Special meetings of shareholders of the Trust or any series thereof may be called at any time pursuant to the Trust Instrument or the Trust By-Laws by the Trustees, or by the written request of the shareholders holding at least 10% of the outstanding shares of the Trust entitled to vote, subject to the conditions set forth in the Trust By-Laws.

Shares Classes. The NPF Japan Fund and the Matthews Japan Fund are each separate series of the Company and the Trust, respectively, and each may include more than one class of shares. Currently, the NPF Japan Fund offers Class A, Class C, Class I and Class S shares and the Matthews Japan Fund offers Investor Class and Institutional Class shares. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

Class A, Class C and Class S shareholders of the NPF Japan Fund will receive Investor Class shares of the Matthews Japan Fund in the Japan Fund Reorganization, while Class I shareholders of the NPF Japan Fund will receive Institutional Class shares of the Matthews Japan Fund in the Japan Fund Reorganization.

The Board of Trustees of the Trust has reserved the right to create and issue additional classes of shares of the Matthews Japan Fund.

Liability and Indemnification of Board Members. The 1940 Act prohibits the charter, bylaws and other organizational documents of a registered investment company from containing a provision that protects or purports to protect any director or officer of the investment company against liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

•	The MGCL provides that a director who has met his or her statutory standard of conduct has no liability by reason of being or having been a director. The Company’s charter provides that the Company shall indemnify the Company’s directors and officers in connection with their service to the Company, provided however, that such persons are not protected from any liability to which they may be subject as a result of their willful misfeasance, bad faith, negligence or reckless disregard in discharging their duties.

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•	The Delaware Act permits a Delaware statutory trust to limit or eliminate a trustee’s personal liability for breach of contract or breach of duties to the statutory trust or to a shareholder of the statutory trust in the declaration of trust, subject to certain exceptions. The Trust Instrument provides that a Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee and that a Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee or for any act or omission of any officer or employee of the Trust or of any other person or party, provided that nothing contained in the Trust Instrument shall protect any Trustee against any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee thereunder.

•	The Trust Instrument also provides that, subject to certain exceptions, a Trustee or officer shall be indemnified against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such Trustee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such Trustee may be involved or with which such Trustee may be threatened, while as a Trustee or thereafter, by reason of such Trustee being or having been a Trustee, except with respect to any matter as to which such Trustee shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

Amendments to Governing Documents

•	Amendments to the Company Charter must be declared advisable by the NPF Board and approved by the vote of shareholders entitled to cast a majority of the votes entitled to be cast on the matter other than provisions containing actions which require the approval of two-thirds of the votes of shareholders. Those provisions require the approval of two-thirds of the votes of stockholders. The Company By-Laws provide that the affirmative vote of 80% of the NPF Board, or a majority of outstanding shares, is required to amend the Company By-Laws.

•	Except as provided in Section 4 of Article I, Section 4 of Article II and Article VIII, the By-Laws of the Company may be altered, amended, added to or repealed by the stockholders or by majority vote of the entire Board of Directors; but any such alteration, amendment, addition or repeal of the By-Laws by action of the Board of Directors may be altered or repealed by the stockholders. After the initial issue of any shares of capital stock of the Company, this Article VIII may be altered, amended or repealed only upon the affirmative vote of the holders of the majority of all shares of the capital stock of the Company at the time outstanding and entitled to vote.

•	The Trustees may, without a shareholder vote, amend or otherwise supplement the Trust Instrument, except that shareholders have the right to vote on (i) any amendment which would affect their right to elect or remove Trustees as provided in the Trust Instrument, (ii) any amendment to the section of the Trust Instrument governing amendments thereof, (iii) any amendment required by law and (iv) any amendment submitted to them by the Trustees. The Trust By-Laws may be amended by the Trustees.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The Funds are each subject to certain fundamental and non-fundamental investment restrictions regarding their investments. A fundamental investment restriction may not be changed without the affirmative vote of the holders of a majority of a Fund’s outstanding securities (as defined in the 1940 Act), while non-fundamental investment restrictions may be changed by the board of the Fund without shareholder approval. The NPF Japan Fund is subject to certain non-fundamental investment restrictions regarding their investments that may only be changed by a vote of the NPF Board, whereas the Matthews Japan Fund is not subject to such non-fundamental investment restrictions. The table below compares the fundamental investment restrictions of the Funds.

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Restriction	NPF Japan Fund	Matthews Japan Fund
Borrowing	May not borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	May not borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets.

Senior Securities	May not issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	May not issue senior securities.

Physical Commodities	May not purchase physical commodities or contracts relating to physical commodities unless acquired as a result of ownership of securities or other instruments.	May not purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts.

Underwriting	May not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.	May not act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the Securities Act of 1933, as amended (the “Securities Act”).

Real Estate	May not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.	May not purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

Lending	May not make loans to other persons except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund’s investment objective and policies may be deemed to be loans.	May not make loans, except that this restriction shall not prohibit (i) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (ii) the lending of portfolio securities, or (iii) entry into repurchase agreements with banks or broker-dealers.

Industry Concentration	May not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	May not purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

Diversification Status	May not change its diversification status under the 1940 Act	May not change its diversification status under the 1940 Act.

Control Investments	N/A	May not make investments in securities for the purpose of exercising control.

Voting Power	N/A	May not purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer.

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Restriction	NPF Japan Fund	Matthews Japan Fund

Newly Formed Companies	N/A	May not invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

In addition, while the Matthews Japan Fund is not subject to any non-fundamental investment restrictions that may be changed only by a vote of the Matthews Board, the NPF Japan Fund is subject to the non-fundamental restrictions set forth in Appendix C, which may only be changed by a vote of the NPF Board. Non-fundamental investment restrictions may be changed without shareholder approval.

Comparison of Investment Advisers and Investment Advisory Fees

Investment Advisers and Sub-Advisers

Under its investment advisory agreements with the NPF Japan Fund (the “Nomura Advisory Agreement”), NAM USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to the NPF Japan Fund, subject to the oversight and supervision of the NPF Board. NAM USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder. In accordance with the terms of the Nomura Advisory Agreement, NAM USA retained NAM Tokyo to act as a sub-adviser for the NPF Japan Fund. Pursuant to the sub-advisory agreement between NAM USA and NAM Tokyo, NAM Tokyo agreed to exercise investment discretion, including stock selection and order placement responsibility, with respect to the portfolio of the NPF Japan Fund. NAM USA is located at Worldwide Plaza, 309 West 49th Street, New York, New York 10019, and NAM Tokyo is located at 1-12-1, Nihonbashi, Chuo-ku, Tokyo 103-8260. NAM USA is a wholly owned subsidiary of NAM Tokyo.

Matthews serves as the investment adviser to the Matthews Japan Fund. Matthews invests the Matthews Japan Fund’s assets, manages the Fund’s business affairs, supervises the Fund’s overall day-to-day operations, and provides the personnel needed by the Fund with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Fund (the “Matthews Advisory Agreement”). Matthews also furnishes the Matthews Japan Fund with office space and provides certain administrative, clerical and shareholder services to the Matthews Japan Fund pursuant to an Administration and Shareholder Services Agreement (the “Matthews Services Agreement”). Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

The terms of the Matthews Advisory Agreement provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Matthews Japan Fund, or by the Matthews Board, including a majority of the Independent Trustees. The Matthews Advisory Agreement may be terminated by vote of the Matthews Board or by the holders of a majority of the outstanding voting securities of the Matthews Japan Fund, at any time without penalty, on 60 days’ written notice to Matthews. Matthews may also terminate its advisory relationship with respect to the Matthews Japan Fund on 60 days’ written notice to the Fund. The Matthews Advisory Agreement can only be assigned with prior shareholder approval. In the event that the Matthews Advisory Agreement is assigned without shareholder approval, the Matthews Advisory Agreement automatically terminates.

For additional information regarding the Matthews Advisory Agreement, and the services that Matthews provides to the Matthews Japan Fund, please see the Reorganization SAI, which is incorporated herein by reference and on file with the SEC.

Portfolio Managers

Four individuals at NAM Tokyo are jointly and primarily responsible for the day-to-day management of the NPF Japan Fund.

Portfolio Manager	Title	Service with NAM Tokyo
Hitoshi Nagasawa	Senior Portfolio Manager	1996
Kentaro Takayanagi	Chief Portfolio Manager	1991
Shinsuke Yauchi	Senior Portfolio Manager	1998
Akira Higashida	Senior Portfolio Manager	1999

One individual at Matthews is primarily responsible for the day-to-day management of the Matthews Japan Fund.

•	Lead Portfolio Manager: Taizo Ishida (Portfolio Manager of the Matthews Japan Fund since 2006)

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Taizo Ishida is supported by and consults with Kenichi Amaki, co-manager of the Matthews Japan Fund since 2010.

Additional information regarding other accounts managed by the portfolio managers, their compensation, and their ownership of shares in the Funds, as applicable, is available in the Reorganization SAI, which is on file with the SEC and incorporated by reference into this Proxy Statement/Prospectus.

Investment Advisory Fees – NPF Japan Fund

Pursuant to the Nomura Advisory Agreement, NAM USA receives a monthly advisory fee at an annual rate of the NPF Japan Fund’s average daily net assets as set forth below:

•	0.60% on the first $200 million;

•	0.55% on the next $200 million; and

•	0.50% on the NPF Japan Fund’s average daily net assets in excess of $400 million.

NAM USA has agreed to waive its advisory fee and, if necessary, to reimburse other operating expenses of each class of shares of the NPF Japan Fund to the extent necessary to limit total annual operating expenses (excluding distribution and service (12b-1) fees, interest expense and certain other expenses), on an annualized basis, to 1.60%, as a percentage of average daily net assets allocated to each such class of shares of the NPF Japan Fund until January 28, 2015.

For the fiscal year ended September 30, 2013, NAM USA, as investment advisor, received a fee at an annual rate of 0.60% of average daily net assets of the NPF Japan Fund.

A discussion regarding the basis for the NPF Board’s approving the Nomura Advisory Agreement is available in the NPF Japan Fund’s semi-annual report to shareholders for the fiscal period ended March 31, 2014.

Investment Advisory Fees – Matthews Japan Fund

As compensation for the investment management services rendered and related expenses under the Matthews Advisory Agreement, the Matthews Asia Funds (other than the Matthews Asia Strategic Income Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund) have agreed to pay Matthews, on a monthly basis, an investment management fee based on the value of the average daily net assets of the Matthews Asia Funds at an annual rate as set forth below:

•	0.75% of the annual aggregate average daily net assets of such funds up to $2 billion;

•	0.6834% of the annual aggregate average daily net assets of such funds between $2 billion and $5 billion;

•	0.65% of the annual aggregate average daily net assets of such funds over $5 billion; and

•	0.64% of the annual aggregate daily net assets of such funds over $25 billion.

For the fiscal year ended December 31, 2013, Matthews received a fee at an annual rate of 0.66% of average daily net assets of the Matthews Japan Fund.

As compensation for the administration and other services rendered and related expenses under the Matthews Services Agreement, the Matthews Asia Funds (i.e., the Matthews Funds and the Matthews Asia Strategic Income Fund) in the aggregate pay Matthews:

•	0.25% of the aggregate average daily net assets of the Matthews Asia Funds up to $2 billion;

•	0.1834% of the aggregate average daily net assets of the Matthews Asia Funds between $2 billion and $5 billion;

•	0.15% of the aggregate average daily net assets of the Matthews Asia Funds between $5 billion and $7.5 billion;

•	0.125% of the aggregate average daily net assets of the Matthews Asia Funds between $7.5 billion and $15 billion;

•	0.110% of the aggregate average daily net assets of the Matthews Asia Funds over $15 billion; and

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•	0.100% of the aggregate average daily net assets of the Matthews Asia Funds over $22.5 billion.

For the fiscal year ended December 31, 2013, Matthews received a fee at an annual rate of 0.14% of average daily net assets of the Matthews Japan Fund.

Under a written agreement between the Matthews Japan Fund and Matthews, Matthews agrees to waive fees and/or reimburse expenses to the Matthews Japan Fund if its annual expense ratio exceeds 1.25% for the Institutional Class shares (and the same level for Investor Class shares plus class specific expenses such as shareholder servicing fees) and no change is currently expected to that agreement.

A discussion regarding the basis for the Matthews Board’s approving the Matthews Advisory Agreement is available in the Matthews Japan Fund’s annual report to shareholders for the fiscal year ended December 31, 2013.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of either Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Principal Service Providers

The following table lists the principal service providers for the Funds. As noted above, there is expected to be a transition period following the Closing during which some of the NPF Japan Fund’s service providers will provide services to the Matthews Japan Fund. The length of the transition period may impact the Matthews Japan Fund’s operating expense ratios, since Matthews anticipates that the Matthews Japan Fund’s operating expense ratios will be reduced as a result of the Japan Fund Reorganization.

SERVICE PROVIDERS

SERVICE	NPF JAPAN FUND	MATTHEWS JAPAN FUND

Investment Adviser	Nomura Asset Management U.S.A. Inc. Worldwide Plaza, 309 West 49th Street, New York, NY 10019	Matthews International Capital Management, LLC Four Embarcadero Center, Suite 550 San Francisco, CA 94111

Investment Sub-Advisor	Nomura Asset Management Co., Ltd. 1-12-1, Nihonbashi, Chuo-ku Tokyo 103-8260 Japan	N/A

Distributor	Foreside Funds Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road Berwyn, PA 19312

Administrator	State Street Bank and Trust Company 4 Copley Place, 5th Floor, CPH-0326 Boston, MA 02116	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406

Custodian	State Street Bank and Trust Company 4 Copley Place, 5th Floor, CPH-0326 Boston, MA 02116	Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Compliance Services	Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Matthews International Capital Management, LLC Four Embarcadero Center, Suite 550 San Francisco, CA 94111

Transfer Agent	Boston Financial Data Services, Inc. 30 Dan Road Canton, MA 02021	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406

Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103	PricewaterhouseCoopers LLP Three Embarcadero Center San Francisco, CA 94111

Legal Counsel	Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017	Paul Hastings LLP 55 Second Street, 24th Floor San Francisco, CA 94105

42

Ownership of Securities of the Matthews Japan Fund

As of June 27, 2014, the Matthews Japan Fund had the following number of shares issued and outstanding:

Matthews Japan Fund
Investor Class	________________
Institutional Class	________________

Appendix G lists the persons that as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any Class of the Matthews Japan Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Matthews Japan Fund or acknowledges the existence of such control.

43

GENERAL INFORMATION ABOUT THE SPECIAL MEETING

This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the NPF Board to solicit the vote of shareholders of the NPF Funds at a Special Meeting of the Company, comprised of shareholders of the NPF Japan Fund and the NPF High Yield Fund, which we refer to as the “Special Meeting.” The Special Meeting is scheduled to begin at [4:00 p.m. Eastern Time], on [Wednesday], September [10], 2014.

Voting Information

Holders of record of the shares of the NPF Funds at the close of business on June 27, 2014 (the “Record Date”), as to any matter on which they are entitled to vote, will be entitled to one vote and each fractional share is entitled to a proportionate fractional vote on all business of the Special Meeting.

Shares Outstanding on the Record Date

NPF Japan Fund
Class A shares	________________
Class C shares	________________
Class S shares	________________
Class I shares	________________

NPF High Yield Fund
Class A shares	________________
Class C shares	________________
Class I shares	________________

The cost of preparing, printing, and mailing the enclosed proxy card and this Proxy Statement/Prospectus, and all other reasonable costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone, facsimile, or telegram, will be borne by Matthews. In addition to solicitation by mail and by telephone by a proxy solicitation firm retained for this purpose, representatives of the NPF Funds and Matthews, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Appendix G lists the persons that as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any Class of the NPF Japan Fund and/or the NPF High Yield Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Company or acknowledges the existence of such control. As a controlling shareholder, such person could control the outcome of any proposal submitted to shareholders for approval including approval of the Proposal.

Revocation of Proxies

Any stockholder of the NPF Funds giving a proxy has the power to revoke it by mail (addressed to the Secretary of the NPF Funds) or in person at the Special Meeting, by executing a superseding proxy or by submitting a notice of revocation to the NPF Funds or by voting in person at the Special Meeting. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is properly made, in favor of the Proposal.

Shareholder Approval

Approval of the Proposal requires the affirmative vote of the holders of two-thirds of the capital stock of the Company outstanding and entitled to vote at the Special Meeting. Each of the Class A, Class C and Class I shares of the NPF Japan Fund and the NPF High Yield Fund, respectively, and Class S shares of the NPF Japan Fund will vote together as a group on the Proposal. Each whole share of the NPF Japan Fund and the NPF High Yield Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote, respectively. For purposes of the vote on the Proposal, abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which such brokers or nominees do not have discretionary power) will have the effect of votes against the Proposal, although they will be considered present for purposes of determining the existence of a quorum.

44

Methods of Voting

In addition to voting by giving a proxy either by mail or at the Special Meeting, any stockholder may attend the Special Meeting and vote in person. Any stockholder who attends the Special Meeting and wishes to vote in person will be given a ballot prior to the vote. If the shares of a stockholder wishing to vote in person are held in the name of a broker, bank, or other nominee, the stockholder must bring a letter from the nominee indicating that the stockholder is the beneficial owner of the shares on the Record Date and authorizing the stockholder to vote.

Quorum and Adjournment

The presence at the Special Meeting, in person or by proxy, of the holders of record of a majority of the outstanding shares entitled to vote thereat shall be necessary and sufficient to constitute a quorum for the transaction of business. If the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the Company’s shares present in person or by proxy at the Special Meeting. If the necessary quorum is not obtained, the persons named as proxies will vote in favor of adjournment. If the necessary quorum is obtained but the vote required to approve the Proposal is not obtained, the persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote (in whole or in part) in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” will be treated as shares that are present.

Solicitation of Proxies

BFDS has been engaged to assist in the solicitation of proxies for the NPF Funds, at an estimated cost of approximately $62,200, plus expenses. Such cost and expenses are to be borne by Matthews, whether or not the Proposal is approved. As the Special Meeting date approaches, certain stockholders of NPF Funds may receive a telephone call from a representative of BFDS if their votes have not yet been received. Authorization to permit BFDS to execute proxies may be obtained by telephonic or electronically transmitted instructions from stockholders of the NPF Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The NPF Funds believe that these procedures are reasonably designed to ensure that both the identity of the stockholder casting the vote and the voting instructions of the stockholder are accurately determined.

In all cases where a telephonic proxy is solicited, the BFDS representative is required to ask for each stockholder’s full name and complete address and to confirm that the stockholder has received the proxy materials in the mail. If the stockholder is a corporation or other entity, the BFDS representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to BFDS, then the BFDS representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the stockholder’s instructions on the Proposal. Although the BFDS representative is permitted to answer questions about the process, he or she is not permitted to recommend to the stockholder how to vote, other than to read any recommendation set forth in this Proxy Statement. BFDS will record the stockholder’s instructions on the card. Within 72 hours, the stockholder will be sent a letter or mailgram to confirm his or her vote and asking the stockholder to call BFDS immediately if his or her instructions are not correctly reflected in the confirmation.

Stockholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require stockholders to input a control number which is located on each voting instruction card. After inputting this number, stockholders will be prompted to provide their voting instructions on the Proposal. Stockholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Stockholders who vote via the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions upon request.

If a stockholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone or electronically, the stockholder may still submit the proxy card originally sent with this Proxy Statement/Prospectus or attend in person. Should stockholders require additional information regarding the proxy or replacement proxy card, they may contact BFDS toll-free at 1-844-292-8012. Any proxy given by a stockholder is revocable until voted at the Special Meeting.

Other Matters

The Company is not aware of any other matters that are expected to arise at the Special Meeting. If any other matter should arise, however, the persons named in properly executed proxies have discretionary authority to vote such proxies as they shall decide.

45

FINANCIAL HIGHLIGHTS

The financial highlights for the past five fiscal years with respect to the NPF Japan Fund are incorporated by reference from the NPF Prospectus and have been audited by BBD, LLP, whose report along with the NPF Japan Fund’s financial statements for such fiscal years are included in the NPF Japan Fund’s annual report for the applicable fiscal year. The financial highlights for the most recent fiscal period with respect to the NPF Japan Fund are incorporated by reference from the NPF semi-annual report. The NPF Japan Fund’s most recent annual and semi-annual reports are each incorporated by reference into the Reorganization SAI and available upon request.

The financial highlights for the past five fiscal years with respect to the Matthews Japan Fund are shown in the tables below. The financial highlights are intended to help you understand the Matthew Japan Fund’s financial performance for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Matthews Japan Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Matthews Japan Fund’s independent registered public accounting firm, whose report, along with the Matthews Japan Fund’s financial statements, are included in the Matthews Japan Fund’s most recent annual report, which is incorporated by reference into the Reorganization SAI and available upon request.

Financial Highlights

Matthews Japan Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31
INVESTOR CLASS	2013	2012	2011	2010	2009
Net Asset Value, beginning of year	$12.27	$11.34	$12.53	$10.91	$10.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.03	0.10	0.07	0.02	0.10
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	4.12	0.84	(1.06)	2.09	0.92
Total from investment operations	4.15	0.94	(0.99)	2.11	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.01)	(0.22)	(0.49)	(0.31)
Total distributions	(0.24)	(0.01)	(0.22)	(0.49)	(0.31)
Paid-in capital from redemption fees	0.02	— [2]	0.02	— [2]	0.01
Net Asset Value, end of year	$16.20	$12.27	$11.34	$12.53	$10.91
TOTAL RETURN	34.03%	8.32%	(7.72)%	19.58%	10.06%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000's)	$312,988	$82,463	$101,369	$67,805	$88,334
Ratio of expenses to average net assets	1.10%	1.20%	1.22%	1.30%	1.31%
Ratio of net investment income (loss) to average net assets	0.19%	0.81%	0.54%	0.13%	0.97%
Portfolio turnover	22.72%[3]	48.58%[3]	34.94%[3]	46.29%[3]	126.75%

46

	Year Ended Dec. 31			Period Ended
INSTITUTIONAL CLASS	2013	2012	2011	Dec. 31, 2010[4]
Net Asset Value, beginning of period	$12.26	$11.34	$12.53	$11.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06	0.12	0.06	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	4.12	0.84	(1.04)	1.30
Total from investment operations	4.18	0.96	(0.98)	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.04)	(0.22)	(0.49)
Total distributions	(0.26)	(0.04)	(0.22)	(0.49)
Paid-in capital from redemption fees	0.02	—[2]	0.01	—
Net Asset Value, end of period	$16.20	$12.26	$11.34	$12.53
TOTAL RETURN	34.27%	8.47%	(7.72)%	11.22%[5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)	$59,702	$22,233	$30,302	$4
Ratio of expenses to average net assets	0.96%	1.04%	1.07%	1.08%[6]
Ratio of net investment income (loss) to average net assets	0.41%	0.99%	0.46%	(0.51)%[6]
Portfolio turnover[3]	22.72%	48.58%	34.94%	46.29%[5]

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

4 Institutional Class commenced operations on October 29, 2010.

5 Not annualized.

6 Annualized.

47

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (this “Agreement”) is made as of June 6, 2014, by and among Matthews International Funds, a Delaware statutory trust doing business as Matthews Asia Funds (the “Trust”), with respect to the Matthews Japan Fund (the “Acquiring Fund”), Nomura Partners Funds, Inc. (the “Company”), on behalf of The Japan Fund (the “Acquired Fund”), Matthews International Capital Management, LLC (“Matthews”) joins this Agreement solely for purposes of Sections 1.3, 4.4, 7.3, 9.1 and 9.2 and Nomura Asset Management U.S.A. Inc.(“NAM”) joins this Agreement solely for purposes of Sections 1.3, 1.6, 4.2, 6.2, 9.1 and 9.2. The Acquiring Fund and the Acquired Fund may be referred to together as the “Funds.” The capitalized terms used herein shall have the meanings ascribed to them in this Agreement.

This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation for purposes of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the regulations adopted by the U.S. Treasury under the Code. The reorganization (the “Reorganization”) will consist of:

(i)	the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Investor Class shares (the “Investor Acquiring Fund Shares”) and Institutional Class shares (the “Institutional Acquiring Fund Shares” and, together with the Investor Acquiring Fund Shares, the “Acquiring Fund Shares”) of beneficial interest, par value per share of $0.001, of the Acquiring Fund;

(ii)	the assumption by the Acquiring Fund of all of the specified liabilities of the Acquired Fund; and

(iii)	the distribution, after the closing date contemplated by Section 3.1 (the “Closing Date”), of the Acquiring Fund Shares, pro rata to the shareholders of the specified class of shares of the Acquired Fund, and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Before the Closing Date, the Acquired Fund will declare and pay to its shareholders a dividend or dividends to the extent required by Section 6.5.

RECITALS

WHEREAS, the Acquiring Fund and the Acquired Fund each are series of open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Directors of the Acquired Fund has determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

AGREEMENT

NOW, THEREFORE, In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF SPECIFIED LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1.	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)	The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, on the Closing Date, all of the properties and assets specified in Section 1.2, subject to specified liabilities of the Acquired Fund set forth in Section 1.3.

A-1

(b)	The Acquiring Fund shall, on the Closing Date, issue and deliver to the Acquired Fund (1) the number of Investor Acquiring Fund Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class A shares, less the amount of the liabilities of the Acquired Fund attributable to its Class A shares, computed in the manner and as of the time and date set forth in Section 2.2, by (B) the net asset value of one Investor Acquiring Fund Share, computed in the manner and as of the time and date set forth in Section 2.3, (2) the number of Investor Acquiring Fund Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class C shares, less the amount of the liabilities of the Acquired Fund attributable to its Class C shares, computed in the manner and as of the time and date set forth in Section 2.2, by (B) the net asset value of one Investor Acquiring Fund Share, computed in the manner and as of the time and date set forth in Section 2.3, (3) the number of Investor Acquiring Fund Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class S shares, less the amount of the liabilities of the Acquired Fund attributable to its Class S shares, computed in the manner and as of the time and date set forth in Section 2.2, by (B) the net asset value of one Investor Acquiring Fund Share, computed in the manner and as of the time and date set forth in Section 2.3, and (4) the number of Institutional Acquiring Fund Shares (including fractional shares, if any) determined by dividing (A) the amount of the assets of the Acquired Fund attributable to its Class I shares, less the amount of the liabilities of the Acquired Fund attributable to its Class I shares, computed in the manner and as of the time and date set forth in Section 2.2, by (B) the net asset value of one Institutional Acquiring Fund Share, computed in the manner and as of the time and date set forth in Section 2.3. Those transactions in subsections (a) and (b) above shall take place at the closing provided for in Section 3 (the “Closing”).

(c)	Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute to its respective shareholders of record as of the Closing Date the Acquiring Fund Shares received by it. Each Class A shareholder of the Acquired Fund shall be entitled to receive that number of Investor Acquiring Fund Shares equal to the total of (i) the number of Class A shares of the Acquired Fund held by such shareholder divided by the number of Class A shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Investor Acquiring Fund Shares received by the Acquired Fund with respect to those Class A shares. Each Class C shareholder of the Acquired Fund shall be entitled to receive that number of Investor Acquiring Fund Shares equal to the total of (i) the number of Class C shares of the Acquired Fund held by such shareholder divided by the number of Class C shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Investor Acquiring Fund Shares received by the Acquired Fund with respect to those Class C shares. Each Class S shareholder of the Acquired Fund shall be entitled to receive that number of Investor Acquiring Fund Shares equal to the total of (i) the number of Class S shares of the Acquired Fund held by such shareholder divided by the number of Class S shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Investor Acquiring Fund Shares received by the Acquired Fund with respect to those Class S shares. Each Class I shareholder of the Acquired Fund shall be entitled to receive that number of Institutional Acquiring Fund Shares equal to the total of (i) the number of Class I shares of the Acquired Fund held by such shareholder divided by the number of Class I shares of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Institutional Acquiring Fund Shares received by the Acquired Fund with respect to those Class I shares.

1.2.	The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, securities, commodities and futures interests, dividends and interest receivable, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, receivables for shares sold and all other properties and assets that are owned by the Acquired Fund on the Closing Date, other than cash in an amount necessary to pay dividends and distributions as provided in Section 6.5 hereof and other than the Acquired Fund’s rights under this Agreement.

1.3.	The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund on the Closing Date, which assumed liabilities shall include, except as provided below, all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement. Except as otherwise provided in this Agreement, the Acquiring Fund will not assume, and hereby expressly rejects, liabilities of the Acquired Fund not incurred in the ordinary course of its business or in managing the investment portfolio of the Acquired Fund, except assumed liabilities listed in Schedule 1 to this Agreement. NAM and Matthews acknowledge that certain potential expenses and liabilities described in a side agreement dated approximately the same date as this Agreement will not be assumed by the Acquiring Fund, the Trust or Matthews, and NAM will provide indemnification subject to the terms described in that side letter. NAM agrees to pay all expenses of the Acquired Fund that are not assumed by the Acquiring Fund or Matthews.

A-2

1.4.	As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute to its shareholders of record the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1(c). That liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund shareholders and representing the respective number of the Acquiring Fund Shares due to those shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange, regardless of whether any Acquired Fund shareholders surrendered or previously held any physical certificates.

1.5.	Effective as of the Liquidation Date, all outstanding certificates representing shares of the Acquired Fund will be deemed cancelled and shall no longer evidence ownership thereof.

1.6.	As soon as practicable on or after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation. Any reporting responsibility of the Acquired Fund, excluding tax reporting which is provided for in Section 4.1(k), is and shall remain the responsibility of NAM and the Acquired Fund up to and including the Closing Date and thereafter.

1.7.	Any and all obligations or liabilities arising under or in respect of this Agreement shall be those of the Acquired Fund or the Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the Trust or the Company, and, for clarity, under no circumstances will any other series of the Trust or the Company have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION AND VALUATION DATE

2.1.	On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Investor Class shares and Institutional Class shares (including fractional shares, if any) determined as provided in Section 1.

2.2.	The value of the Acquired Fund’s assets will be computed as of the Valuation Date (as defined in Section 2.4 of this Agreement), after the declaration and payment of any distributions and dividends, using the valuation procedures for the Acquiring Fund set forth in the Trust’s Trust Instrument (the “Trust Instrument”) and the Acquiring Fund’s then-current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”), or such other valuation procedures as mutually agreed between the Trust and the Company.

2.3.	The net asset value of an Investor Acquiring Fund Share or Institutional Acquiring Fund Share shall be the net asset value per Investor Class share or Institutional Class share, as the case may be, of the Acquiring Fund, after the declaration and payment of any distributions and dividends, computed as of the Valuation Date using the valuation procedures for the Acquiring Fund set forth in the Trust Instrument and the Acquiring Fund Prospectus.

2.4.	The Valuation Date shall be as of 4:00 p.m. Eastern time on the Closing Date and shall be within two business days after the declaration and payment of any dividends by the Acquired Fund, or such other date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.5.	The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one or more share deposit receipts registered in the name of the Acquired Fund. The Acquired Fund shall distribute in liquidation the Acquiring Fund Shares received by it hereunder to its shareholders as contemplated by Section 1.1, by redelivering such share deposit receipts to the Trust’s transfer agent, which will as soon as practicable set up open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund. Immediately after the close of business on the Valuation Date, the share transfer books of the Acquired Fund will be closed and no further transfers of Acquired Fund shares will be made.

2.6.	The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined in Section 4.1(s) of this Agreement) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone “ex” such distribution before the Valuation Date, in which case any such distribution that remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

A-3

2.7.	All computations of value shall be made by each Fund’s respective pricing agent, in accordance with the requirements of the 1940 Act and its regular practice in pricing the shares and assets using the valuation procedures required by Section 2.2 or 2.3, as applicable, and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request by the other Fund. The Company and the Trust agree to use all commercially reasonable efforts to resolve before the Valuation Date any material differences between the valuations of portfolio securities of the Acquired Fund and the Acquiring Fund.

3.	CLOSING AND CLOSING DATE

3.1.	The Closing Date shall be September 12, 2014 or at such other date to which the parties may agree. The Closing shall be held at the offices of Paul Hastings LLP, 55 Second Street, 24 th Floor, San Francisco, California 94105, immediately after and on the same day as the Valuation Date, or at such other time and/or place as the parties may agree.

3.2.	The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to the custodian or non-U.S. sub-custodian for the Acquiring Fund (collectively, the “Custodian”), for examination no later than five business days before the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, as applicable, the requirements of the U.S. Treasury Department’s book-entry system or the Depository Trust Company, Participants Trust Company or other third party depositories, and by transfer to the account of the Custodian or sub-custodian or other permitted entity in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act, and accompanied by all necessary federal, state and foreign stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian.

3.3.	If on the Valuation Date (a) the New York Stock Exchange, the Tokyo Stock Exchange or the Osaka Securities Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.	The Acquired Fund shall instruct its transfer agent, Boston Financial Data Services, Inc. (“BFDS”), to deliver at the Closing to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date, certified by any Vice President, Secretary or Assistant Secretary of the Company, on behalf of the Acquired Fund. The Acquiring Fund will certify to the Acquired Fund that the Acquiring Fund Shares issuable pursuant to Section 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will certify to the Acquired Fund that such Acquiring Fund Shares have been credited pro rata within each class of shares to open accounts in the names of Acquired Fund shareholders as provided in Section 1.4.

3.5.	At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its legal counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES

4.1.	Representations and Warranties of the Company on behalf of the Acquired Fund.

The Company, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has the power to own all of its properties and assets and, subject to and contingent upon the Company’s shareholders’ approval of an amendment to the Company’s Articles of Incorporation eliminating the shareholder vote required for a sale or transfer of all or substantially all of the assets of the Company (“Charter Amendment”), to carry out and consummate its obligations under this Agreement. The Company is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquired Fund. The Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

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(b)	The Company is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Company’s Articles of Amendment and Restatement of the Articles of Incorporation, as amended and supplemented (the “Company Charter”) and the 1940 Act.

(c)	The Acquired Fund is not in violation in any material respect of any provisions of the Company Charter and the Company’s amended and restated By-Laws (the “Company By-Laws”), the Acquired Fund Prospectus (as defined below) or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(d)	The Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the “Commission”) thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)	Information about the Company, the Acquired Fund and NAM, including any such information provided by any of the Company, NAM or officers, agents or representatives of any of them that appears in any portion of the Registration Statement on Form N-14 filed by the Trust, relating to the Acquiring Fund Shares to be issued to the shareholders of the Acquired Fund (the “Trust N-14”) or in any other proxy solicitation materials does not include any untrue statement of a material fact or omit to state any material fact relating to the Company, the Acquired Fund or NAM required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply in all material respects with federal securities and other laws and regulations.

(f)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, which are free of any material liens, pledges or encumbrances.

(g)	Except as otherwise disclosed to the Acquiring Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquired Fund, threatened as to the Acquired Fund or any of its properties or assets or any person whom the Acquired Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Except as otherwise described in the indemnity side letter of the same date as this Agreement and to which NAM and Matthews are parties, neither the Company nor the Acquired Fund knows of any facts that might form the basis for the institution of such proceedings and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	The statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of portfolio investments (indicating their market values) of the Acquired Fund at, as of, and for the fiscal year ended September 30, 2013, audited by BBD, LLP, independent registered public accounting firm to the Acquired Fund, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition, results of operations, and changes in net assets of the Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above, or those incurred in the ordinary course of its business since September 30, 2013.

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(i)	Since September 30, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness (other than in the ordinary course of business). For purposes of this subparagraph (i), distribution of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.

(j)	(i) All U.S. federal income tax and other material tax returns and reports of the Acquired Fund, including but not limited to information returns, required by law to have been filed by such date (giving effect to extensions) have been timely filed and were true, correct and complete in all material respects as of the time of their filing; (ii) all taxes (if any) of the Acquired Fund which are due and payable on such returns or reports or on any assessments received by Acquired Fund shall have been timely paid or the timely payment thereof shall have been provided for; (iii) the Acquired Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and (iv) the Acquired Fund has not had any material tax deficiency or liability asserted against it, and it is not under any material audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(k)	For each taxable year of its operation, the Acquired Fund has met, and for the current taxable year, the Acquiring Fund expects to meet, the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has computed or will compute, as applicable, its U.S. federal income tax under Section 852 of the Code.

(l)	Neither NAM nor the Acquired Fund has received written notification from any tax authority that asserts a position contrary to any of the representations in paragraphs (j) or (k) of this Section 4.1.

(m)	The authorized capital of the Company consists of a sufficient number of shares of Common Stock, par value per share of $0.33 and 1/3, of such number of different series as the Board of Directors of the Company may authorize from time to time. The outstanding shares of Common Stock of the Acquired Fund as of the Closing Date are divided into Class A shares, Class C shares, Class S shares, and Class I shares, each having the characteristics described in the Acquired Fund Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.4. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund (except as set forth in the Acquired Fund Prospectus), and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding.

(n)	The Acquired Fund’s investment operations from the inception of investment management by NAM to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund.

(o)	The execution, delivery and performance of this Agreement have been duly authorized by the Board of Directors of the Company and, subject to and contingent upon the approval of the Charter Amendment by the required two-thirds of the Company’s shareholders, this Agreement constitutes a valid and binding obligation of the Company with respect to the Acquired Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws relating to affecting the enforcement of creditors’ rights and to general equity principles.

(p)	The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to the terms of this Agreement will not be acquired for the purpose of making any distribution thereof other than to Acquired Fund shareholders as provided in Section 1.1(c).

(q)	The Acquired Fund has no material contracts outstanding (other than this Agreement) to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus or in the registration statement of the Company, as amended, filed with the Commission under the 1933 Act and the 1940 Act (the “Registration Statement”).

(r)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

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(s)	As of both the Valuation Date and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Acquired Fund, and without any restrictions upon the transfer thereof, including such restrictions as might arise under the 1933 Act or the laws of Japan or other country of issue. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its portfolio investments as of September 30, 2013 referred to in Section 4.1(i) hereof, as supplemented with such changes as the Acquired Fund shall make after September 30, 2013, which changes shall be disclosed to the Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date.

(t)	The books and records of the Acquired Fund made available to the Acquiring Fund and its legal counsel are substantially true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(u)	All of the outstanding shares of the Acquired Fund issued since January 1, 2009, have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

4.2.	Representations and Warranties of NAM.

(a)	NAM, on behalf of the Acquired Fund and itself, represents and warrants that the representations made in subsections (e), (l) and (n) of Section 4.1 are materially accurate and complete as of the date hereof and agrees to confirm the continuing accuracy and completeness of those representations in all material respects as of the Closing Date.

(b)	NAM represents that it is not aware of any arrangement whereby it or any affiliated person of NAM (within the meaning of the 1940 Act) will receive any compensation directly or indirectly in connection with the Reorganization.

4.3.	Representations and Warranties of the Trust on behalf of the Acquiring Fund.

The Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. The Trust is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Acquiring Fund. The Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b)	The Trust is duly registered under the 1940 Act, as a management company of the open-end type, and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Trust Instrument and the 1940 Act.

(c)	The Acquiring Fund is not in violation in any material respect of any provisions of the Trust Instrument or the Trust’s By-Laws (the “Trust By-Laws”), the Acquiring Fund Prospectus or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

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(d)	The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not and will not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)	Information about the Trust, the Acquiring Fund and Matthews, including any such information provided by any of the Trust, Matthews or officers, agents or representatives of any of them that appears in any portion of the Trust N-14 or in any other proxy solicitation materials, does not include any untrue statement of a material fact or omit to state any material fact relating to the Trust, the Acquiring Fund or Matthews required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply in all material respects with federal securities and other laws and regulations.

(f)	At the Closing Date, the Acquiring Fund will have good and marketable title to its assets held immediately before the Closing Date, which are free and clear of any material liens, pledges or encumbrances except those previously disclosed to the Acquired Fund.

(g)	Except as otherwise disclosed in writing to the Acquired Fund, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Acquiring Fund, threatened as to the Acquiring Fund or any of its properties or assets or any person whom the Acquiring Fund may be obligated to directly or indirectly indemnify in connection with such litigation, proceedings or investigation. Neither the Trust nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	The statement of assets and liabilities, statement of operations, statement of changes in net assets, and schedule of portfolio investments (indicating their market values) of the Acquiring Fund at, as of and for the fiscal year ended December 31, 2013, audited by PricewaterhouseCoopers LLP, independent registered public accounting firm to the Acquiring Fund, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition, results of operations, and changes in net assets of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since December 31, 2013.

(i)	Since December 31, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness (other than in the ordinary course of business). For purposes of this subparagraph (i), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.

(j)	(i) All U.S. federal income tax and other material tax returns and reports of the Acquiring Fund, including but not limited to information returns, required by law to have been filed by such date (giving effect to extensions) have been timely filed and were true, correct and complete in all material respects as of the time of their filing; (ii) all taxes (if any) of the Acquiring Fund which are due and payable on such returns or reports or on any assessments received by Acquiring Fund shall have been timely paid or the timely payment thereof shall have been provided for; (iii) the Acquiring Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and (iv) the Acquiring Fund has not had any material tax deficiency or liability asserted against it, and it is not under any material audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(k)	For each taxable year of its operation, the Acquiring Fund has met, and for the current taxable year, the Acquiring Fund expects to meet, the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has computed or will compute, as applicable, its U.S. federal income tax under Section 852 of the Code.

(l)	Neither Matthews nor the Acquiring Fund has received written notification from any tax authority that asserts a position contrary to any of the representations in paragraphs (j) and (k) of this Section 4.3.

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(m)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, par value per share of $0.001, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund as of the Closing Date will be divided into Investor Class shares and Institutional Class shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Trust and the Acquiring Fund, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Fund are outstanding.

(n)	The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus, except as previously disclosed in writing to the Acquired Fund.

(o)	No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Acquired Fund’s stated liabilities) will be issued in exchange for the Acquired Fund’s assets in the Reorganization.

(p)	The execution, delivery and performance of this Agreement have been duly authorized by the Board of Trustees of the Trust and by all other necessary trust action on the part of the Trust and the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust with respect to the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws relating to affecting the enforcement of creditors’ rights and to general equity principles.

(q)	The Acquiring Fund has no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund Prospectus, in the Trust N-14 or in the Trust’s Registration Statement.

(r)	The books and records of the Acquiring Fund made available to the Acquired Fund and its legal counsel are substantially true and correct in all material respects and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(s)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws or blue sky laws.

(t)	The Acquiring Fund has maintained, or caused to be maintained on its behalf, all books and requires required of a registered investment company in material compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder.

(u)	As of the date hereof, except as previously disclosed in writing to the Acquired Fund, and except as have been corrected as required by applicable law, and to the best of the Acquiring Fund’s knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund or its net asset value per share during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)	The Acquiring Fund does not directly or indirectly own, nor on the Closing will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Fund.

(w)	All of the outstanding shares of the Acquiring Fund issued since January 1, 2009, have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

4.4.	Representations and Warranties of Matthews.

(a)	Matthews, on behalf of the Acquiring Fund and itself, represents and warrants that the representations made in subsections (e), (l) and (n) of Section 4.3 are materially accurate and complete as of the date hereof and agrees to confirm the continuing accuracy and completeness of those representations in all material respects as of the Closing Date.

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(b)	Matthews represents that it is not aware of any arrangement whereby it or any affiliated person of Matthews (within the meaning of the 1940 Act) will receive any compensation directly or indirectly in connection with the Reorganization.

5.	COVENANTS OF THE PARTIES

5.1.	Each of the Acquired Fund and the Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions.

5.2.	The Company will call a special meeting of the Company’s shareholders to consider and act upon the Charter Amendment and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. If insufficient votes are received from the Company’s shareholders, the meeting may be adjourned as permitted under the Company’s Articles of Incorporation and By-laws and applicable law in order to permit further solicitation of the proxies.

5.3.	The Company will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquiring Fund’s shares.

5.4.	The Trust will prepare and file with the Commission the Trust N-14. The Trust N-14 will include a proxy statement related to the Charter Amendment, an Information Statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Trust N-14 shall be in material compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement, Information Statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the special meeting of the shareholders of the Company to consider the approval of the Charter Amendment.

5.5.	It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquired Fund nor the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or that results in the failure of a Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or before the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Paul Hastings LLP to render the tax opinion contemplated in this Agreement.

5.6.	As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, (i) a statement of the earnings and profits and capital loss carryovers of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Company’s President and Treasurer and (ii) a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Company, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request.

5.7.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.8.	The Acquired Fund agrees that the liquidation of the Acquired Fund will be effected in the manner provided in the Company Charter and Company By-Laws in accordance with applicable law, and that on and after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

5.9.	Subject to the provisions of this Agreement, each party will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Company covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Acquired Fund’s assets and otherwise to carry out the intent and purpose of this Agreement. Any dividend described in Section 6.5 that the Acquired Fund has not paid prior to the Closing shall be paid by the Acquiring Fund within 90 days after the Closing Date.

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6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.	The Company shall have delivered to the Trust a certificate executed on its behalf by the Company’s President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Company and the Acquired Fund have complied in all material respects with all the covenants and agreements and satisfied in all material respects all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date. The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Directors of the Company approving this Agreement and the transactions contemplated herein. The Acquiring Fund shall also have received certified copies of the resolution adopted by the shareholders of the Company approving the Charter Amendment.

6.2.	NAM shall have delivered to the Trust a certificate executed on its behalf by its President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of NAM made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that NAM, the Company and the Acquired Fund have complied in all material respects with all the covenants and agreements and satisfied in all material respects all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.3.	The Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, certified on the Acquired Fund’s behalf by the Company’s President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since March 31, 2014.

6.4.	All proceedings taken by the Acquired Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

6.5.	The Company, on behalf of the Acquired Fund, before the Closing, shall declare a dividend or dividends that, in the Acquired Fund’s reasonable judgment and to the Acquiring Fund’s reasonable satisfaction, is sufficient, together with all previous such dividends, to distribute to the Acquired Fund shareholders (i) all of the Acquired Fund’s investment company taxable income as defined in Section 852 of the Code, and (ii) all of the excess, if any, of (x) the Acquired Fund’s investment income excludable from gross income under Section 103 of the Code over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, and (iii) all of the Acquired Fund’s net capital gain realized (after reduction by any capital loss carryover), in each case computed without regard to any deduction for dividends paid, and in each case for both the Acquired Fund’s current taxable year (which will end on the Closing Date) and any prior taxable year to the extent such dividend or dividends are eligible to be treated as paid with respect to such prior year under Section 855(a) of the Code.

6.6.	The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by that custodian as of the Valuation Date, and certifying that they are free of any pledges, liens or encumbrances.

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6.7.	The Acquired Fund’s transfer agent shall have provided to the Acquiring Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the Acquired Fund’s transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date. The Acquired Fund’s transfer agent shall also have provided the Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

6.8.	Unless waived by the Trust, the Acquiring Fund shall have received a favorable opinion of Davis Polk & Wardwell LLP, counsel to the Acquired Fund for the transactions contemplated hereby, and/or special Maryland counsel, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm(s) appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)	The Acquired Fund is a series of capital stock of the Company. The Company is a corporation validly existing and, based solely on the Good Standing Certificate, in good standing under the laws of the State of Maryland.

(b)	This Agreement has been duly authorized, executed and delivered by the Company, on behalf of the Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Acquiring Fund, is a valid and binding obligation of the Company on behalf of the Acquired Fund enforceable against the Company on behalf of the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(c)	The Company has the corporate power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement.

(d)	The execution and delivery of this Agreement by the Company on behalf of the Acquired Fund did not, and the performance by the Company on behalf of the Acquired Fund of its obligations hereunder will not, violate the Company Charter or Company By-Laws, or result in a breach or violation of, or constitute a default under, any agreement listed as an exhibit in the Registration Statement.

(e)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Company on behalf of the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained.

(f)	The Company is registered with the Commission as an investment company under the 1940 Act.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The Trust shall have delivered to the Company a certificate executed on its behalf by the Trust’s President or any Vice President and its Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust and the Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and Acquiring Fund have complied in all material respects with all the covenants and agreements and satisfied in all material respects all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date. The Acquired Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Acquiring Fund approving this Agreement and the transactions contemplated herein. The Acquired Fund shall also have received certified copies of the resolution adopted by the shareholders of the Company approving the Charter Amendment.

7.2.	The Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an assumption of liabilities agreement dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Date, to the extent not excluded under this Agreement, in connection with the transactions contemplated by this Agreement and all such other agreements and instruments as the Acquired Fund may reasonably deem necessary or desirable to otherwise carry out the intent and purpose of this Agreement.

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7.3.	Matthews shall have delivered to the Company a certificate executed on its behalf by its President or any Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of Matthews made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Matthews, the Trust and the Acquiring Fund have complied in all material respects with all the covenants and agreements and satisfied in all material respects all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.4.	The Trust on behalf of the Acquiring Fund also shall have delivered (or caused to be delivered) to the Acquired Fund, as requested by the Acquired Fund or its counsel, the following documents in the name of the Trust on behalf of the Acquiring Fund: an assumption of liabilities, secretary’s or assistant secretary’s certificate, good standing certificate of the Trust and the Acquiring Fund, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, and any opinion, certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement.

7.5.	All proceedings taken by the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

7.6.	The Acquired Fund shall have received a favorable opinion of Paul Hastings LLP, counsel to the Company for the transactions contemplated hereby, and/or special Delaware counsel, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm(s) appropriate to render the opinions expressed therein, and in a form satisfactory to the Acquired Fund, to the following effect:

(a)	The Trust is validly existing in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. § 3801, et seq. (the “Act”), and has the trust power and authority under the Trust Instrument, By-laws, and resolutions of the trustees of the Trust (collectively, the “Trust Documents”) and the Act to execute, deliver and perform its obligations under the Agreement. Under the Act and the Trust Documents, the Trust has the trust power and authority to own all of its properties and assets and conduct its business as described in the Trust N-14.

(b)	The execution and delivery of the Agreement and the consummation by the Trust of the transactions contemplated thereby have been duly authorized by the Trust under the Trust Documents and the Act. The Agreement has been duly executed and delivered by the Trust.

(c)	The Agreement constitutes a legal, valid and binding agreement of the Trust, enforceable against the Trust, in accordance with its terms.

(d)	The Acquiring Fund has been duly established as a separate series of the Trust under the Trust Instrument and Section 3806(b)(2) of the Act.

(e)	The shares of the Acquiring Fund to be issued as provided for by the Agreement are duly authorized, and upon issuance will be validly issued, fully paid and non-assessable beneficial interests in the Acquiring Fund, and under the Trust Instrument, no shareholder of the Acquiring Fund has any preemptive right or similar rights.

(f)	Neither the execution, delivery and performance by the Trust of the Agreement, nor the consummation by the Trust of the transactions contemplated thereby, violates (i) the Trust Documents or (ii) any law, rule or regulation of the State of Delaware applicable to the Trust.

(g)	Neither the execution, delivery and performance by the Trust of the Agreement, nor the consummation by the Trust of any of the transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of, any governmental authority or agency of the State of Delaware, other than the filing of the Certificate of Trust (which Certificate of Trust has been duly filed).

(h)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust on behalf of the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained.

(i)	The Acquiring Fund is a Delaware statutory trust, which is registered with the Securities and Exchange Commission as an open-end investment company under the 1940 Act and such registration has not been revoked or rescinded and is in full force and effect.

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8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

The respective obligations hereunder of the Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, are subject to the further conditions that on or before the Closing Date:

8.1.	On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Company, the Acquired Fund, the Trust or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that any party hereto may for itself waive any of those conditions.

8.3.	The Trust N-14 shall have become effective under the 1933 Act, and no stop order suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4.	The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Paul Hastings LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, as further described below, for federal income tax purposes:

(a)	The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)	No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation, as contemplated in Section 1 hereof, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code for which a mark-to-market election has been made under Section 1296(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the reorganization (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

(c)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets transferred to it pursuant to this Agreement in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(d)	The tax basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately before the transfer, adjusted for any gain or loss required to be recognized as described in (b) above;

(e)	The Acquiring Fund’s holding periods with respect to the assets it receives from the Acquired Fund, will include the respective periods for which the assets were held or treated for federal income tax purposes as being held by the Acquired Fund;

(f)	Acquired Fund shareholders will recognize no gain or loss on the distribution of Acquiring Fund Shares to them in exchange for their Acquired Fund Shares;

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(g)	The aggregate tax basis of the Acquiring Fund Shares that an Acquired Fund shareholder receives in connection with the transactions contemplated by this Agreement will be the same as the aggregate tax basis of Acquired Fund Shares exchanged therefor;

(h)	An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received pursuant to this Agreement will include the shareholder’s holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held Acquired Fund Shares as a capital asset on the date of the exchange; and

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Company and the Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. The opinion will note and distinguish certain published precedent. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.5.	At any time before the Closing, any of the foregoing conditions of this Section 8 may be waived by the Board of Trustees of the Trust and Board of Directors of the Company, if, in the judgment of the Board of Trustees of the Trust and the Board of Directors of the Company, that waiver would not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES; EXPENSES.

9.1.	Each of NAM, Matthews, the Company, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, represents and warrants to each other that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission in connection with or arising out of the transactions contemplated by this Agreement.

9.2.	The parties acknowledge that Matthews will bear and pay all direct and customary expenses of the Acquiring Fund and the Acquired Fund directly and solely relating to the Reorganization (and not in contravention of the guidelines set forth in Revenue Rule 73-54, 1973-1 C.B. 187), including, without limitation, expenses associated with the preparation and filing of the Trust N-14 and related proxy materials, including, without limitation, proxy materials relating to an amendment to the charter of the Company, legal fees of Paul Hastings LLP in connection with the preparation this Agreement and the opinions contemplated by sections 7.6 and 8.4, expenses incurred in connection with the printing and distribution of the Trust N-14 and related proxy materials, Commission and state securities commission filing fees, and other reasonable proxy solicitation expenses of the Acquired Fund; provided, however, that each party will bear its own board meeting and related expenses, legal fees, and fees and expenses of its independent accountants, and each party will bear transaction costs associated with trading portfolio securities before the Closing, including brokerage commissions and related expenses. NAM agrees to pay the expenses of any tail or extension liability insurance put into effect for the directors and officers of the Company.

9.3.	If this Agreement is terminated by the Acquiring Fund pursuant to section 11.2(a), the Acquired Fund agrees to reimburse Matthews for its reasonable expenses through that termination related to the printing and distribution of the Trust N-14 and related proxy materials and proxy solicitation.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.	This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and may not be changed except by a letter of agreement signed by each party hereto.

10.2.	The representations, warranties and covenants contained in this Agreement or in any other document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

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11.	TERMINATION

11.1.	This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund, before the Closing Date.

11.2.	In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or before the Closing Date due to:

(a)	With respect to a termination by the Acquired Fund, a material breach by the Acquiring Fund of any representation, warranty, covenant or agreement contained herein to be performed by the Acquiring Fund at or before the Closing Date, if not cured within 30 days; or with respect to a termination by the Acquiring Fund, of a material breach by the Acquired Fund of any representation, warranty, covenant or agreement herein to be performed by the Acquired Fund at or before the Closing Date, if not cured within 30 days;

(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	A reasonable determination by the Acquiring Fund’s Board of Trustees or of the Acquired Fund’s Board of Directors that the consummation of the transactions contemplated herein would not be in the best interests of the Acquiring Fund or the Acquired Fund, respectively, and prompt written notice is given to the other parties hereto; or

(d)	Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(d) shall have used its reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

11.3.	If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2014, this Agreement shall automatically terminate on that date unless both the Acquired Fund and the Acquiring Fund agree to a later date.

11.4.	If for any reason the transactions contemplated by this Agreement are not consummated, in the absence of willful default, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

11.5.	In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that (a) Sections 9, 11.4, 13 and 14 shall survive any termination of this Agreement, and (b) notwithstanding anything to the contrary contained in this Agreement, no party shall be relieved or released from any liability or damages arising out of any breach of any provision of this Agreement by any party prior to the date of termination, unless the termination is effected pursuant to Section 11.1.

12.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the authorized officers of the Company and the Trust; provided however, that following the special meeting of shareholders of the Acquired Fund called by the Company pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the shareholders of the Acquired Fund under this Agreement to the detriment of those shareholders without their further approval.

13.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by telecopy, recognized courier or certified mail addressed as follows, and be deemed given upon transmission confirmation, delivery confirmation or three days after so being mailed, to the following applicable addresses(s) or such other address last designated by the applicable party through written notice:

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If to the Trust or the Acquiring Fund:

Matthews Asia Funds
Four Embarcadero Center, Suite 550
San Francisco, California 94111
Attn: President
Fax: (415) 788-4804

With a copy to:

Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, California 94111
Attn: General Counsel
Fax: (415) 984-4550

If to the Company or the Acquired Fund:

Nomura Partners Funds, Inc.
c/o Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, New York 100117
Attn: Nora M. Jordan
Fax: (212) 701-5684

With a copy to:

Nomura Asset Management U.S.A.

Worldwide Plaza

309 West 49th Street

New York, New York 10019-7316

Attn: President
Fax: (212) 667-1429

14.	MISCELLANEOUS.

14.1.	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.	This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to principles of conflict of laws. Each of the parties hereto hereby irrevocably and unconditionally agrees to be subject to, and hereby irrevocably and unconditionally submits to, the non-exclusive jurisdiction of the courts of the State of Delaware and of the federal courts sitting in the State of Delaware for the purposes of any action, suit or proceeding (including appeals to their respective appellate courts) arising out of this Agreement or the transactions contemplated hereby. To the fullest extent permitted by law, that service of process may also be made on such party by prepaid certified mail with a proof of mailing receipt validated by the United States Postal Service constituting evidence of valid service. Each party irrevocably and unconditionally waives any objection to the laying of venue of any action, suit or proceeding arising out of this Agreement or the transactions contemplated hereby in (i) the courts of the State of Delaware or (ii) the United States District Court for the District of Delaware (including appeals to their respective appellate courts), and hereby further irrevocably and unconditionally to the fullest extent permitted by law waives and agrees not to plead or claim in any such court that any such action, suit or proceeding brought in any such court has been brought in an inconvenient forum.

14.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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14.5.	It is expressly agreed that the obligations of each of the Acquiring Fund and the Acquired Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Trust or the Acquiring Fund or the Company or the Acquired Fund personally, but shall bind only the property of the respective Fund, as provided in the Trust Instrument or Company Charter, as applicable. All persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Fund hereunder and not to the Trust or the Company generally or any other series of the Trust or the Company. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Trust and the Board of Directors of the Company and signed by authorized officers of the Trust and the Company on behalf of the Acquiring Fund and the Acquired Fund, respectively, acting as such. Neither the authorization by such Board of Trustees or Board of Director nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, a Vice President or Treasurer.

MATTHEWS INTERNATIONAL FUNDS
dba Matthews Asia Funds
With respect to the Matthews Japan Fund

By:	/s/ William J. Hackett
Name: William J. Hackett
Title: President

NOMURA PARTNERS FUNDS, INC.
On behalf of The Japan Fund, severally and not jointly

By:	/s/ Richard J. Berthy
Name: Richard J. Berthy
Title: Principal Executive Officer and President

Solely for the purpose of Sections 1.3, 1.6, 4.2, 6.2, 9.1 and 9.2:
NOMURA ASSET MANAGEMENT U.S.A. INC.

By:	/s/ Yutaka Itabashi
Name: Yutaka Itabashi
Title: President and Chief Executive Officer

Solely for the purpose of Sections 1.3, 4.4, 7.3, 9.1 and 9.2:
MATTHEWS INTERNATIONAL CAPITAL MANAGEMENT, LLC

By:	/s/ William J. Hackett
Name: William J. Hackett
Title: Chief Executive Officer

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Schedule 1

Liabilities to Be Assumed but Not Incurred in the Ordinary Course of Business

None.

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APPENDIX B

CHARTER AMENDMENT OF NOMURA PARTNERS FUNDS, INC.

NOMURA PARTNERS FUNDS, INC.

ARTICLES OF AMENDMENT

Nomura Partners Funds, Inc., a Maryland corporation (the “Corporation”), having its principal office in the State of Maryland in Baltimore, Maryland, hereby certifies to the State Department of Assessments and Taxation of Maryland, that:

FIRST:              The Charter of the Corporation is hereby amended to delete the following clause from the second paragraph of Article FIFTH, paragraph (4) of the Charter of the Corporation: “(iii) the transfer of all or substantially all of the assets of the Corporation” and to renumber the remainder of said paragraph. As a result of such amendment, the second paragraph of Article FIFTH, paragraph (4) of the Charter of the Corporation shall read as follows:

“The vote of two-thirds of the outstanding shares of Common Stock of the corporation shall be necessary to authorize any of the following actions: (i) a merger into or consolidation with an open-end investment company, (ii) the dissolution of the Corporation, (iii) any amendment to this charter which makes the Common Stock a redeemable security (as such term is defined in the Investment Company Act of 1940) or reduces the two-thirds vote required to authorize the actions listed in this paragraph or (iv) a merger into or consolidation with a closed-end investment company whose charter does not require the vote of at least two-thirds of each class of stock entitled to be cast to approve the actions listed in this paragraph.”

SECOND:         The Board of Directors of the Corporation, pursuant to and in accordance with the Charter and Bylaws of the Corporation and the Maryland General Corporation Law, duly advised the foregoing amendment and the shareholders of the Corporation entitled to vote on the foregoing amendment, pursuant to and in accordance with the Charter and Bylaws of the Corporation and the MGCL, duly approved the foregoing amendment.

[remainder of page intentionally left blank]

B-1

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed and acknowledged in its name and on its behalf by its President and attested to by its Secretary on this ____ day of __________, 2014; and its President acknowledges that these Articles of Amendment are the act of the Corporation, and he further acknowledges that, as to all matters or facts set forth herein which are required to be verified under oath, such matters and facts are true in all material respects to the best of her knowledge, information and belief, and that this statement is made under the penalties for perjury.

ATTEST:	NOMURA PARTNERS FUNDS, INC.

_____________________	By:
__________, Secretary	Name:
Title: President

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APPENDIX C

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE NPF JAPAN FUND

The NPF Japan Fund is subject to the following non-fundamental restrictions (which may be changed without shareholder approval):

(1)        The NPF Japan Fund may not invest more than 20% of its total assets in debt securities of both foreign and domestic issuers;

(2)        The NPF Japan Fund may not borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes, and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund’s registration statement which may be deemed to be borrowings;

(3)        The NPF Japan Fund may not enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(4)        The NPF Japan Fund may not purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(5)        The NPF Japan Fund may not purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(6)        The NPF Japan Fund may not purchase warrants if, as a result, such securities, taken at the lower of cost or market value, would represent more than 10% of the value of the Fund’s total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

(7)        The NPF Japan Fund may not lend portfolio securities in an amount greater than 33 1/3% (the Fund may set a lower percentage with a securities lending agent) of its total assets;

(8)        The NPF Japan Fund may not purchase illiquid securities (including repurchase agreements of more than seven days’ duration, certain restricted securities, and other securities which are not readily marketable), if, as a result, such securities would represent, at the time of purchase, more than 15% of the value of the Fund’s net assets; and

(9)        The NPF Japan Fund may not invest more than 10% of its total assets in a Rule 2a-7 (under the 1940 Act) compliant money market fund.

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APPENDIX D

SHAREHOLDER GUIDE

The Matthews Japan Fund

The Matthews Japan Fund will invest primarily in the securities and instruments as described in the summary section of the Matthews Japan Fund’s Prospectus. This section contains additional information about the Matthews Japan Fund’s investment strategies and the investment techniques utilized by Matthews in managing the Matthews Japan Fund, and also additional information about the Matthews Japan Fund’s expenses and performance.

The Matthews Japan Fund’s Investment Objective

The Matthews Japan Fund’s investment objective is long-term capital appreciation. The Matthews Japan Fund’s investment objective is fundamental and may not be changed without shareholder approval.

The Matthews Japan Fund’s Principal Investment Strategies

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Matthews Japan Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Matthews Japan Fund invests typically will be of medium or large size, but the Matthews Japan Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Where the Matthews Japan Fund Fits as Part of Your Asset Allocation

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. The Matthews Japan Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to Japanese securities.

•	Seeking long-term capital appreciation.

•	Willing to accept short-term volatility of returns.

Additional Information about the Matthews Japan Fund’s Expenses

Matthews has contractually agreed to waive fees and/or reimburse expenses to the Matthews Japan Fund if its expense ratio exceeds 1.25%, subject to later reimbursement by the Matthews Japan Fund in certain circumstances, and no change is currently expected to that agreement. In turn, if the Matthews Japan Fund’s expenses fall below 1.25% within three years after Matthews has made such waiver or reimbursement, the Matthews Japan Fund may reimburse Matthews up to an amount not to exceed its expense limitation. This agreement will continue through at least August 31, 2015, and may be extended for additional periods.

Summary of the Matthews Japan Fund’s Principal Risks

General Risks: There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of the Fund’s investments declines, the NAV per share of the Fund will decline and investors may lose some or all of the value of their investments.

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Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV of the Fund is therefore not calculated. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders are not able to buy or sell shares of the Fund.

Your investment in the Fund is exposed to different risks, many of which are described below. Because of these risks, your investment in the Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in the Fund only for the long term (at least five years), so that you can better manage volatility in the Fund’s NAV (as described below). Investing in a regionally concentrated, single-country fund, such as the Fund, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach: Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Fund’s portfolios will closely track the composition or weightings of market indices (including the Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Fund’s NAVs and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Fund and any index (or the markets generally) may also result from the Fund’s fair valuation procedures, which the Fund uses to value its holdings for purposes of determining the Fund’s NAV.

Political, Social and Economic Risks : The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks : When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts : Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Japan : Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Risks Associated with Medium-Sized Companies : Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Other Important Information about the Matthews Japan Fund and its Investment Strategies and Risks

In addition to the principal investment strategies described in this Proxy Statement/Prospectus, the Matthews Japan Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Reorganization SAI.

Temporary Defensive Measures

To the extent practicable and in light of economic and market conditions and the Matthews Japan Fund’s cash needs, Matthews intends to be fully invested in the markets appropriate to the Matthews Japan Fund’s investment objectives. When, in the opinion of Matthews, a temporary defensive position is warranted, the Matthews Japan Fund is permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Matthews Japan Fund’s investment objectives may not be achieved at such times when a temporary defensive position is taken.

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Portfolio Turnover

As described in the Proxy Statement/Prospectus, Matthews buys and sells securities for the Matthews Japan Fund whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Matthews Japan Fund will not exceed 100%. High portfolio turnover rates will generally result in higher transaction costs to the Fund and also may result in a higher level of taxable gain for a shareholder. During the fiscal year ended December 31, 2013, the Matthews Japan Fund’s portfolio turnover rate was 22.7% of the average value of its portfolio. Portfolio turnover rates may vary greatly from year to year as well as within a particular year.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Matthews Japan Fund’s portfolio securities is available in the Reorganization SAI.

Fund Management

The Matthews Japan Fund is a series of Matthews International Funds, a Delaware statutory trust doing business as Matthews Asia Funds.

Matthews International Capital Management, LLC, located at Four Embarcadero Center, Suite 550, San Francisco, CA 94111, serves as investment manager and also provides certain administrative and shareholder services to the Matthews Japan Fund and is responsible for the Matthews Japan Fund’s overall administration and operations. Foreside Funds Distributors LLC (the “Distributor”), acts as the statutory principal underwriter in the United States of the Matthews Japan Fund’s shares.

Taizo Ishida is the lead portfolio manager of the Matthews Japan Fund and is primarily responsible for the day-to-day management of the Matthews Japan Fund.

Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Asia Growth Fund since 2007, of the Matthews Japan Fund since 2006 and of the Emerging Asia Fund since its inception in 2013.

Additional information regarding other accounts managed by the Matthews Japan Fund’s portfolio manager, Taizo Ishida, and his compensation and ownership of Matthews Japan Fund shares, is available in the Reorganization SAI.

Taizo Ishida is supported by and consults with Kenichi Amaki, co-manager of the Matthews Japan Fund since 2010.

Prior to joining Matthews in 2008 as a Research Analyst, Kenichi was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, Kenichi worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California at Berkeley, and is fluent in Japanese. Kenichi has been co-manager of the Matthews Japan Fund since 2010 and of the Asia Small Companies Fund since 2013.

Investment Advisory and Administration Fees

Under an Investment Advisory Agreement most recently amended as of April 30, 2013, the Matthews Asia Funds, other than the Matthews Asia Strategic Income Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, pay Matthews an investment advisory fee calculated as a follows:

•	0.75% of the annual aggregate average daily net assets of such funds up to $2 billion;

•	0.6834% of the annual aggregate average daily net assets of such funds between $2 billion and $5 billion;

•	0.65% of the annual aggregate average daily net assets of such funds over $5 billion; and

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•	0.64% of the annual aggregate daily net assets of such funds over $25 billion.

Such Funds pay Matthews a monthly fee of one-twelfth (1/12) of the management fee of such Funds’ average daily NAV for the month. For the fiscal year ended December 31, 2013, the Matthews Japan Fund paid investment management fees to Matthews of 0.66% (as a percentage of average net assets).

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended, the Matthews Asia Funds (i.e., the Matthews Funds and the Matthews Asia Strategic Income Fund) in the aggregate pay Matthews:

•	0.25% of the aggregate average daily net assets of the Matthews Asia Funds up to $2 billion;

•	0.1834% of the aggregate average daily net assets of the Matthews Asia Funds between $2 billion and $5 billion;

•	0.15% of the aggregate average daily net assets of the Matthews Asia Funds between $5 billion and $7.5 billion;

•	0.125% of the aggregate average daily net assets of the Matthews Asia Funds between $7.5 billion and $15 billion;

•	0.110% of the aggregate average daily net assets of the Matthews Asia Funds over $15 billion; and

•	0.100% of the aggregate average daily net assets of the Matthews Asia Funds over $22.5 billion.

Matthews receives this compensation for providing certain administrative and shareholder services to the Matthews Asia Funds and current shareholders of the Matthews Asia Funds, including overseeing the activities of the Matthews Asia Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Matthews Asia Funds’ NAVs; overseeing each Matthews Asia Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Matthews Asia Funds’ third-party administrator and other parties for Board meetings; coordinating and executing fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Matthews Asia Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Matthews Asia Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Matthews Asia Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

For the fiscal year ended December 31, 2013, the Matthews Japan Fund paid administration and shareholder servicing fees to Matthews of 0.14% (as a percentage of average net assets).

A discussion regarding the basis for the Matthews Board approving the Investment Advisory Agreement with respect to the Matthews Japan Funds between the Trust and Matthews is available in the Matthews Japan Fund’s annual report for the period ended December 31, 2013.

Pricing of Fund Shares

You may invest in the Matthews Japan Fund by purchasing either Investor Class or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The price at which the Matthews Japan Fund’s Investor Class shares are bought or sold is called the NAV per share. The NAV is computed once daily as of the close of regular trading on the NYSE, generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of the Fund attributable to the Investor Class, deducting any liabilities of the Fund attributable to the Investor Class, and dividing by the total number of outstanding Investor Class shares. The Fund’s Investor Class expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

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You may purchase Investor Class shares directly from the Matthews Japan Fund by mail, telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Fund’s NAV is calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

Fair Value Policy

The value of the Fund’s exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Matthews Board (as described below). Market quotations are provided by pricing services that are independent of the Fund and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Matthews Board (as described below). The Fund may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

The Fund values any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Fund’s Pricing Policies and subject to the Matthews Board’s oversight, by a pricing service retained by the Fund that is independent of the Fund and Matthews. There may be circumstances in which the Fund’s independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Fund calculates its NAV. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Fund or multiple appropriate rates exist. In such circumstances, the Matthews Board has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Fund) and at least one independent Trustee of the Fund. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Fund’s Pricing Policies and subject to the oversight of the Matthews Board. When fair value pricing is employed (whether through the Fund’s independent pricing service or the Valuation Committee), the prices of a security used by the Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in the Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in the Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Choosing a Share Class

Investors can choose among two share classes when investing in the Matthews Japan Fund:

•	Investor Class

•	Institutional Class

The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:

•	The amount you plan to invest;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with the Matthews Japan Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Proxy Statement/Prospectus. The Matthews Japan Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class shares may pay fees to these firms in return for shareholder servicing provided by these programs. These payments may provide the intermediary with an incentive to favor sales of shares of the Matthews Japan Fund over other investment options.

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Matthews may pay compensation (directly and not as an expense of the Matthews Japan Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of the Matthews Japan Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Matthews Japan Fund over other investment options. Any such payments will not change the NAV or the price of the Matthews Japan Fund’s shares.

Distribution and Service (12b-1) Fees

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Fund’s assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Matthews Board annually in the event that the Matthews Board determines it is necessary to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders and any amounts payable under the Plan would be subject to applicable operating expense limitations agreed to by Matthews.

Transaction Policies

Opening Your Account

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Matthews Japan Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

Buying and Selling Fund Shares

You may buy shares of the Matthews Japan Fund once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Matthews Japan Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

Redemption and Exchange Fees

The Matthews Japan Fund will deduct a redemption fee (the “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares.

For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the Matthews Japan Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.

The Redemption/Exchange Fee is paid to the Matthews Japan Fund and is intended to offset transaction and other expenses caused by short-term trading. The redemption fee does not apply to shares purchased through reinvested ordinary dividends or capital gains distributions. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

The Matthews Japan Fund may grant exemptions from the Redemption/Exchange Fee where the Matthews Japan Fund has previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Matthews Japan Fund may also waive the imposition of redemption fees in cases of death; and otherwise where the Matthews Japan Fund, in its discretion, believe it is appropriate in the circumstances.

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The Matthews Japan Fund reserves the right to modify or eliminate the Redemption/Exchange Fee at any time, without notice to shareholders. You will receive notice of any material changes to the Matthews Japan Fund’s redemption fee policies.

Processing Orders

If you sell shares in the Matthews Japan Fund, the Matthews Japan Fund will send your check to the address we have on file for your account. For security purposes, a medallion signature guarantee will be required if: (i) your written request is for an amount over $100,000; (ii) a change of address was received by the Fund’s transfer agent within the last 30 days; or (iii) the money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

If you are redeeming shares of the Matthews Japan Fund recently purchased by check, the Matthews Japan Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

HOW TO BUY OR SELL SHARES

Opening and Account (Initial Investment)

By Mail	You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM-7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your personal check payable to Matthews Asia Funds and a completed application to:

	Regular Mail:	Overnight Mail:

	Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

Online (Investor Class Only)	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire	To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Adding to an Account (Subsequent Investment)

Existing shareholders may purchase additional shares of the relevant class for all authorized accounts through the methods described below.

By Mail	Please send your personal check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail:	Overnight Mail:

	Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

Online	As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

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Via Automatic Investment Plan (Investor Class Only)

You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire

Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds.

Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

Selling (Redeeming) Shares

By Mail	Send a letter to the Fund via:

	Regular Mail:	Overnight Mail:

	Matthews Asia Funds P.O. Box 9791 Providence, RI 02940	Matthews Asia Funds 4400 Computer Dr. Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.

By Wire	If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online (Investor Class Only)	As a first time user, you will need your Fund account number and your Social Security Number or Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

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Investment Minimum

Your cash investments in the Matthews Japan Fund must be in U.S. dollars. The Matthews Japan Fund does not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders.

Share Class	Initial Investment	Additional Investments
Investor Class (non-retirement plan accounts):	$2,500	$100
Investor Class (Retirement and Coverdell plan accounts):	$500	$100
Institutional Class (all accounts):	$3,000,000	$100

Retirement plan accounts include IRAs and 401(k) plans. Additional limitations apply to non-U.S. residents.

If you invest in Institutional Class shares through a financial intermediary, the minimum initial investment requirement may be met if that financial intermediary aggregates investments of multiple clients to meet the minimum. Additionally, different minimums may apply for retirement plans and model-based programs that invest through a single account, subject to criteria set by Matthews. Financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. Additional limitations apply to non-U.S. residents.

Signature Guarantee

The Matthews Japan Fund requires a medallion signature guarantee on any written redemption of the Investor Class shares over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Market Timing

The Matthews Board has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Fund, because its invests in overseas securities markets, is particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which the Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”).

The Fund deems market timing activity to refer to purchase and redemption transactions in shares of the Fund that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Fund by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Fund or its shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of the Fund may trade and the U.S. markets that generally determine when the Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Fund and its agents have adopted procedures to assist them in identifying and limiting market timing activity. The Fund has also adopted and implemented a Pricing and Valuation Policy, which the Fund believes may reduce the opportunity for certain market timing activity by fair valuing the Fund’s portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Fund’s imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Fund in discouraging market timing activity.

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

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Identification of Market Timers. The Fund has adopted procedures to identify transactions that appear to involve market timing. However, the Fund does not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in the Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Fund or its agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Fund has entered into agreements with intermediaries that permit the Fund to request greater information from intermediaries regarding transactions. These arrangements may assist the Fund in identifying market timing activities. However, the Fund will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Fund and may increase costs to the Fund and disrupt its portfolio management.

Under policies adopted by the Matthews Board, the Fund may rely on intermediaries to apply the Fund’s Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Fund’s Market Timing Procedures to such transactions. The Fund may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Fund will request data with sufficient frequency, or that the Fund’s analysis of such data will enable them to detect or deter market timing activity effectively.

Limiting Trades. The Fund (or its agents) attempt to contact shareholders whom the Fund (or its agents) believes have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Fund. When a shareholder has purchased shares of the Fund through an intermediary, the Fund may not be able to notify the shareholder of a violation of the Fund’s policies or that the Fund has taken steps to address the situation (for example, the Fund may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Fund have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Fund.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Fund’s shares being terminated or restricted independently of the Fund. Such actions may be based on other factors or standards that are different than or in addition to the Fund’s standards. For additional information, please contact your intermediary.

INVESTOR SERVICES

Automatic Investments

Investor Class shareholders may arrange to make automatic deductions at regular intervals from a designated bank account.

Automatic Reinvestment Plan

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Matthews Japan Fund.

Retirement Plans

The Funds offer Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800.789.ASIA (2742) or by visiting matthewsasia.com.

Exchange Privileges

You may exchange your Investor Class shares of one Matthews Asia Fund for Investor Class shares of another Matthews Asia Fund. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Because excessive exchanges can harm a Matthews Asia Fund’s performance, the exchange privilege may be terminated if the Matthews Asia Funds believe it is in the best interest of all shareholders to do so.

D-10

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Matthews Asia Funds, the Fund reserve the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares.

Account Statements

Shareholders will receive unaudited semi-annual reports describing the Fund’s investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to Matthews at (800) 789-ASIA (2742).

The Matthews Japan Fund will also send you a Form 1099-DIV annually that shows the tax breakdown of any dividends and distributions you received from your account. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

In addition, the Fund will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

COST BASIS REPORTING

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds will be responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“covered” shares). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell covered shares (shares acquired on or after January 1, 2012) in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Fund’s transfer agent in writing or by phone at 800.789.2742, Monday through Friday, 9 a.m. to 7 p.m. ET. When you redeem covered shares (shares acquired on or after January 1, 2012) from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are normally made after October 31. The Fund may make additional payments of dividends or distributions if it deems it to be desirable and in the best interests of shareholders at other times during the year. Any dividend or distributions paid by the Fund has the effect of reducing the NAV per share on the record date by the amount of the dividend of distribution. To the extent the Fund makes a mid-year distribution of realized capital gains, the Fund runs the risk of over-distributing because subsequent capital losses realized prior to October 31 may more than offset the amount of the distribution. An over-distribution of capital gains is in effect a return of capital. Therefore, the Fund will make a special mid-year distribution of capital gains only in circumstances where the Matthews Board has determined that it is more likely than not to be in the best interests of shareholders generally and that the amount of the distribution is not likely to result in an unintended return of capital.

CHANGES TO YOUR ACCOUNT

The Matthews Japan Fund will mail correspondence and other materials to the address on file for you. Please notify the Matthews Japan Fund immediately of any changes to your address or to other information that might affect your account.

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Matthews Japan Fund under the Code as in effect as of the date of this Proxy Statement/Prospectus. A more detailed tax discussion is provided in the SAI. The Matthews Japan Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Matthews Japan Fund based on your particular circumstances.

D-11

The Matthews Japan Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. Assuming it satisfies the statutory distribution requirement, a regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Matthews Japan Fund’s failure to qualify as a regulated investment company, or failure to meet the statutory distribution requirement, would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.

Taxability of Dividends and Distributions

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Matthews Japan Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions from the sale of investments that the Matthews Japan Fund owns or is considered to have owned for more than one year and that are properly reported by the Matthews Japan Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.

•	Distributions from the sale of investments that the Matthews Japan Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•	Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to net capital gains, provided that both you and the Matthews Japan Fund meet certain holding period and other requirements.

•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Matthews Japan Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Matthews Japan Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Matthews Japan Fund.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by the Matthews Japan Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Matthews Japan Fund through such a plan, you will not be subject to tax on distributions from the Matthews Japan Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of the Matthews Japan Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Matthews Japan Fund) from such a plan.

Taxability of Transactions

Any gain or loss that results from the sale, exchange (including an exchange of the Matthews Japan Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

Tax Withholding

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Matthews Japan Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Matthews Japan Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Matthews Japan Fund that you have failed to properly report certain interest and dividend income.

D-12

APPENDIX E

MANAGEMENT DISCUSSION AND ANALYSIS OF THE PERFORMANCE OF THE NPF JAPAN FUND

Annual Review

The Fund’s performance for the year ended September 30, 2013, was 30.99% in terms of Net Asset Value (NAV) per share. The corresponding returns for the TOPIX index (the “benchmark”) with gross dividends reinvested and for the MSCI Japan Index with gross dividends reinvested were 30.74% and 31.67% in U.S. dollar terms, respectively. Therefore, the Fund outperformed its benchmark by 0.25% (25 basis points) while it has underperformed the MSCI Japan Index by 0.68% (68 basis points) during this period.

Over the past one year, the Japanese equity market has staged a substantial rally while the Yen has weakened significantly. The TOPIX (including dividends) has rallied by 64.9% in local currency terms, while the Yen has depreciated by 34.1% against the U.S. dollar and by 40.4% against the Euro. In our assessment, two factors have been driving the Japanese equity market. The first is that Japan’s economy has entered a cyclical recovery. The second factor has been the market expectations for “Abenomics”, which is based on a policy agenda that focuses on turning around the economy and ending deflation. The broad policy comprises three main measures that have been referred to as the “three arrows”: i.e., Aggressive Monetary Policy, Flexible Fiscal Policy and Growth Strategy. The Japanese equity market outperformed the global equity markets not only in local currency terms but also in U.S. dollar terms despite the significant Yen depreciation.

The Fund seeks long-term capital appreciation derived not only from value stocks but also from growth stocks. Considering this objective, Nomura Asset Management utilizes a “multi-manager” approach to managing the Fund’s investments. The Fund’s investments are initially allocated to three portfolio management teams who are responsible for the large cap value, large cap growth, and small cap blend strategies, respectively. Decisions regarding the allocation of assets to a particular style are made by a dedicated asset allocation committee. Through this style diversification, Nomura Asset Management aims to capture the broader investment opportunities as well as ensuring that the portfolio is well diversified.

In terms of the style allocation strategy, we have maintained the existing strategy throughout the review period. At the end of September, we allocated 37.6% of the equity position to large cap growth stocks, 52.3% to large cap value, and 10.1% to the small cap blend strategy. At the end of this review period, the total equity portfolio consisted of 295 stocks. All three investment style teams increased the number of stock holdings. Each investment style team has increased the diversification of its portfolio based on each team’s bottom-up approach when stock prices change significantly amid the bull market conditions over the past one year.

The five largest sector weightings are Industrials, Consumer Discretionary, Financials, Materials, and Information Technology. Within the top five sectors, the Fund held overweight exposures relative to the benchmark in the Industrials, Consumer Discretionary, and Materials sectors, while it held underweight exposures in the Financials and Information Technology sectors.

The Fund’s out-performance of 0.25% relative to the benchmark for the review period was the result of positive contributions both from the style allocation strategy and from stock selection. In terms of stock selection, Fuji Heavy Industries, Ltd. (1.69% of holdings/ Transportation Equipment), Bridgestone Corporation (2.24% of holdings/ Rubber Products) and F@N Communications Inc. (0.08% of holdings/ Services) added value, while LIXIL Group Corporation (0.46% of holdings/ Metal Products) and Nippon Telegraph and Telephone Corporation (2.07% of holdings/ Information & Communication) detracted from the relative performance.

Market Outlook

Japan’s economy bottomed out during the fourth quarter of 2012 and has since recovered at a strong pace. Japan’s real gross domestic product (GDP) growth rate in the first half of 2013 was around 4% (quarter-over-quarter, annualized), and is expected to be 1.9% year-over-year (yoy) in calendar year 2013, which is higher than growth in the U.S. of 1.7% and the Euro-zone of -0.4%. Public investment since implementation of the supplementary budget of 10.2 trillion Yen (USD $105 billion) and housing investment have contributed to the growth as well as private consumption.

The government decided to raise the consumption tax from 5% to 8% in April 2014. The tax hike of 3% is expected to increase the household burden by about 7.6 trillion yen (USD $77 billion), which is expected to have a negative impact of -0.64% on Japan’s GDP growth in fiscal year (FY) 2014. On the other hand, the government announced the outline of a new economic stimulus package of about 6 trillion Yen (USD $61 billion) to counter the adverse effects of the tax increase. The impact of these stimulus measures to GDP growth in FY2014 was estimated to be 0.55%. Therefore, Japan’s economy may continue to expand, with a 1.7% (yoy) GDP growth rate in calendar year 2014.

E-1

Earnings of Japanese companies are forecast to increase significantly. According to the latest forecast in September, recurring profits of major Japanese companies are likely to grow by 30% (yoy) for FY2013 ending March 31, 2014, and should rise by a further 10% (yoy) for FY2014. Total recurring profits in FY2014 are expected to rise beyond the previous peak of FY2007. Profit growth has also improved the cash flow of Japan’s Corporate sector. The ratio of cash flow to capital spending has risen to more than 1.4 times, reaching a historically high level. To some extent, this reflects the fact that Japanese companies have taken a cautious stance on capital investment. However, this situation has started to shift gradually, with private capital investment rising on a quarterly comparison basis in the 2nd quarter of 2013 for the first time in six quarters. We expect the Corporate sector to increase investment in order to maintain or upgrade existing facilities and to construct new ones. The Japanese Corporate sector is already cash rich, while the “Growth Strategy” that the government has adopted and is ready to submit for implementation is expected to promote private investment over the medium-to long-term.

Equity valuations in the Japanese stock market remain close to their historically low range. The price-to-earnings ratio (PER) based on current earnings forecasts for FY2014 is 14.2 times and the Price-to-book value ratio (PBR) is 1.31 times at the end of September 2013. In our assessment, Japan’s equity market valuations are still depressed and the growth potential of Japanese companies is not being discounted fairly due to the prolonged deflationary economic circumstances. The more convinced investors become that Japan can overcome deflation, the more fairly equity markets will discount the growth potential of Japanese companies. A return to normal equity valuations has just begun.

We believe the Japanese equity market is attractive from a long-term investment perspective, and in our judgment, there are many attractive stocks available in this market. We will maintain a well-diversified Fund and select the most attractive candidates from among the value stocks, growth stocks and small-capitalization stocks using our extensive equity research capabilities.

Top Ten Holdings

Ten Largest Equity Holdings
at September 30, 2013
1.	Sumitomo Mitsui Financial Group, Inc.	2.54%
2.	Mitsubishi UFJ Financial Group, Inc.	2.51%
3.	Seven & I Holdings Co. Ltd.	2.38%
4.	Hitachi Ltd.	2.23%
5.	Toyota Motor Corp.	2.20%
6.	Bridgestone Corp.	2.16%
7.	Nippon Telegraph and Telephone Corp.	2.00%
8.	East Japan Railway Co.	1.77%
9.	Mitsubishi Electric Corp.	1.74%
10.	Honda Motor Co. Ltd.	1.65%

Portfolio holdings are subject to change. Holdings may combine more than one security from the same issuer and related depositary receipts and participating notes.

Percentages are based on net assets.

A quarterly Fund Summary and Portfolio Holdings list are available upon request.

Portfolio Summary

Asset Allocation
September 30, 2013
Equity Holdings	96.70%
Cash Equivalents	0.0%
Other Assets Less Liabilities	3.30%

Sector Diversification
September 30, 2013
Industrials	24.49%
Consumer Discretionary	22.47%
Financials	15.61%
Materials	9.23%
Information Technology	9.18%
Consumer Staples	6.04%
Telecommunication Services	4.69%
Health Care	3.65%
Utilities	0.72%
Energy	0.62%

Asset allocation and sector diversification are subject to change.

Percentages are based on net assets.

For reporting purposes, industry classifications are combined in this sector diversification chart.

E-2

APPENDIX F

MANAGEMENT DISCUSSION AND ANALYSIS OF THE PERFORMANCE OF THE MATTHEWS JAPAN FUND

For the year ended December 31, 2013, the Matthews Japan Fund returned 34.03% (Investor Class) and 34.27% (Institutional Class) while its benchmark, the MSCI Japan Index, returned 27.35%. For the fourth quarter of the year, the Fund returned 0.28% (Investor Class) and 0.31% (Institutional Class) versus 2.31% for the Index.

2013 was a positive year for Japan investors with the MSCI Japan Index gaining 54.80% in local currency terms, marking its highest annual return since 1986. The Index ended the year at its highs, regaining levels not seen since June 2008. The primary driver of the rally was "Abenomics," the economic policies advocated by Prime Minister Shinzo Abe, supported by the Bank of Japan's accommodative monetary policies and a weakening of the yen, which declined –17.6%.

While Abenomics has no shortage of critics, there are emerging signs that Japan is moving toward its ultimate goal of battling deflation, at least for the time being. Its consumer price index, excluding food and energy, advanced 0.6% year-on-year in November, showing the biggest rise in prices since 1998. As the effects of currency hedging by import companies wear off, we expect prices to increase further over the next several quarters. Meanwhile, job creation has been robust while the unemployment rate remains low and has contributed to an increase in total wages paid. However, growth in average wages per worker remains negative, and given the consumption tax hike in April, wages will eventually need to rise in order to maintain an inflationary environment.

The Fund has not employed an active hedging strategy. In hindsight, we underestimated the sheer impact of the yen's devaluation from a rate of sub-80 yen to the U.S. dollar to 105 yen at the end of 2013. However, given the yen's current levels, we believe the incremental return on a currency hedge is not attractive enough to account for the additional volatility and risk. Though we do expect the yen to continue weakening over the course of the year, we believe the pace should be more gradual and the impact on U.S. dollar returns should be smaller going forward. We believe there is sufficient room to add value through good stock selection and portfolio construction in order to counter the dilutive effects of a weaker currency.

In our investment process we aim to identify Japanese companies with the ability to grow their businesses through various economic cycles. Stock selection is the primary avenue through which we seek to add value. Attribution analysis shows that overall stock selection accounted for all of the outperformance for the year while sector allocation had a slight negative effect.

By sector, our holdings in financials made the largest absolute contribution to returns for the year. ORIX, Japan's largest non-bank financial company, appreciated substantially as valuations re-rated on the back of strong business performance. ORIX was among the Fund's top holdings for both the year and the fourth quarter. In addition, real estate leasing company Hulic also performed well for the year, reflecting improving sentiment toward real estate in Tokyo. Our bank holdings, such as Mitsubishi UFJ Financial Group and Sumitomo Mitsui Financial Group, also contributed positively to returns. We continue to favor the financials sector, and more specifically the banks, given the potential to capitalize on overseas growth opportunities while valuation levels remain attractive.

SoftBank, a telecommunications Internet conglomerate, was the top contributor to performance for the year. Led by its founder Masayoshi Son, the company made headlines with its acquisition of U.S. telecom carrier Sprint. We believe SoftBank has the potential to transform Sprint into a viable competitor against AT&T and Verizon Wireless over the long term. SoftBank also benefited from the rapid growth of Chinese e-commerce company Alibaba Group in which SoftBank holds roughly a 37% stake. We believe the value of this investment could rise even further as Alibaba secures its position as the dominant leader in China's e-commerce industry.

Amongst our small-cap holdings, medical equipment company Asahi Intecc was another top contributor to returns. The firm reorganized its distribution channels in Japan and Europe, which has resulted in increased market share and revenue growth. They recently launched several new products in adjacent categories and we expect sales from these new products to contribute to growth over the next few years.

On the other hand, our holdings in the materials sector performed poorly during the year. Electronic material and components manufacturer Nitto Denko missed consensus earnings estimates due to weaker than expected orders for their specialty films used in displays such as TVs and smartphones. Specialty chemical company Shin-Etsu Chemical also underperformed due to oversupply in silicon wafers and lower prices for its mainstay PVC business. However, we deem these issues to be cyclical in nature and continue to hold our positions.

Our position in data center operator Bit-isle had the largest negative effect on performance over the year. Bit-isle's business has been indirectly affected by a struggling mobile game company that had been one of their main customers. Although it will take some time to make up for this revenue elsewhere, demand for data center capacity itself continues to grow thanks to the increase in Internet data traffic. We believe the stock has been punished excessively and valuations now look quite attractive compared to other Internet-related businesses. Hence, we have been slowly adding to our position.

F-1

We are encouraged by the ongoing fundamental improvements in the Japanese economy. The outlook for corporate earnings is strong and domestic loan growth has been accelerating. Additionally, higher U.S. interest rates prompted by the U.S. Federal Reserve's tapering of bond purchases is likely to further weaken the yen. Although we believe Japan's consumption tax hike planned for April should pose significant challenges for growth over the following several quarters, we expect the Bank of Japan to implement further quantitative easing should the economy falter. In such an environment, we believe select Japanese companies could potentially experience more growth in both global and domestic markets. Finding such individual opportunities remains core to our strategy.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2013*

	Sector	% of Net Assets
ORIX Corp.	Financials	4.1%
Toyota Motor Corp.	Consumer Discretionary	3.9%
Mitsubishi UFJ Financial Group, Inc.	Financials	3.6%
SoftBank Corp.	Telecommunication Services	3.6%
Honda Motor Co., Ltd.	Consumer Discretionary	3.3%
Sumitomo Mitsui Financial Group, Inc.	Financials	2.4%
FANUC Corp.	Industrials	2.3%
Nabtesco Corp.	Industrials	2.1%
Sysmex Corp.	Health Care	2.1%
Hitachi, Ltd.	Information Technology	2.1%
% OF ASSETS IN TOP TEN		29.5%

*Holdings may combine more than one security from same issuer and related depositary receipts.

SECTOR ALLOCATION	(%)
Financials	22.3%
Industrials	20.9%
Consumer Discretionary	15.8%
Information Technology	13.7%
Health Care	9.9%
Consumer Staples	9.1%
Telecommunication Services	3.5%
Materials	2.4%
Cash and Other Assets, Less Liabilities	2.4%

MARKET CAP EXPOSURE	(%)**
Large Cap (over $5B)	55.5%
Mid Cap ($1B–$5B)	23.7%
Small Cap (under $1B)	18.4%
Cash and Other Assets, Less Liabilities	2.4%

**Source: FactSet Research Systems. Percentage values in data are rounded to the nearest tenth of one percent; the values may not sum to 100% due to rounding.

F-2

APPENDIX G

BENEFICIAL OWNERSHIP

Beneficial Ownership of the NPF Japan Fund

To the knowledge of the NPF Japan Fund, the following are the only persons who owned of record or beneficially 5% or more of the outstanding shares of each class of the NPF Japan Fund, as of June 27, 2014:

Name and Address	Percentage Ownership

Class A shares
Charles Schwab Co Inc Attn Mutual Funds Department 101 Montgomery St San Francisco, CA 94104-4151	[•]%
American Enterprise Inv Svcs 707 2nd Avenue South Minneapolis, MN 55402-2405	[•]%
MLPF S The Sole Benefit Of For Its Customers Attn Fund Administration 97D90 4800 Deer Lake Dr E Fl 2 Jacksonville, FL 32246-6484	[•]%
Class C shares
MLPF S The Sole Benefit Of For Its Customers Attn Fund Administration 97D90 4800 Deer Lake Dr E Fl 2 Jacksonville, FL 32246-6484	[•]%
Raymond James & Assoc Inc FBO Sally Brenman & Mark Brenman JT/WROS 20281 E Country Club Dr Apt 1114 Aventura, FL 33180-3028	[•]%
MSSB FBO J Geliebter & M Geliebter CO-TTEE Florence Geliebter Family TR U/A DTD 12/20/2012 25 Herrick Drive Lawerence, NY 11559-1527	[•]%
American Enterprise Inv Svcs 707 2nd Avenue South Minneapolis, MN 55402-2405	[•]%
Stifel Nicolaus & Co Inc Linda Haroff SEP IRA 501 North Broadway St. Louis, MO 63102-2188	[•]%
Class I shares
LPL Financial 9785 Towne Centre Dr San Diego, CA 92121-1968	[•]%
Nomura Partners Inc. International Equity Fund 2 World Financial Ctr New York, NY 10281-0097	[•]%

G-1

Name and Address	Percentage Ownership
NFS LLC FEBO FMT CO CUST IRA Rollover FBO Richard A Danesi 111 8th Street Belleaire Beach, FL 33786-3220	[•]%
Class S shares
Charles Schwab Co Inc Attn Mutual Funds Department 101 Montgomery St San Francisco, CA 94104-4151	[•]%
NFS LLC FEBO FMT CO CUST IRA Rollover FBO Isamu George Saito 1254 S Diamond Bar Blvd Unit D Diamond Bar, CA 91765-5433	[•]%

[* For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Under this definition, this shareholder and its affiliates may be deemed to be controlling the Company.]

As of December 31, 2013, all Directors and officers of the Company, as a group, owned beneficially (as that term is defined in Section 13(d) of the Exchange Act) less than 1% of the outstanding shares of any class of the NPF Japan Fund.

Beneficial Ownership of the NPF High Yield Fund

To the knowledge of the NPF High Yield Fund, the following are the only persons who owned of record or beneficially 5% or more of the outstanding shares of each class of the NPF High Yield Fund, as of June 27, 2014:

Name and Address	Percentage Ownership

Class A shares
Charles Schwab Co Inc Attn Mutual Funds Department 101 Montgomery St San Francisco, CA 94104-4151	[•]%
American Enterprise Inv Svcs 707 2nd Avenue South Minneapolis, MN 55402-2405	[•]%
MLPF S The Sole Benefit Of For Its Customers Attn Fund Administration 97D90 4800 Deer Lake Dr E Fl 2 Jacksonville, FL 32246-6484	[•]%
Class C shares
MLPF S The Sole Benefit Of For Its Customers Attn Fund Administration 97D90 4800 Deer Lake Dr E Fl 2 Jacksonville, FL 32246-6484	[•]%

G-2

Name and Address	Percentage Ownership
Raymond James & Assoc Inc FBO Sally Brenman & Mark Brenman JT/WROS 20281 E Country Club Dr Apt 1114 Aventura, FL 33180-3028	[•]%
MSSB FBO J Geliebter & M Geliebter CO-TTEE Florence Geliebter Family TR U/A DTD 12/20/2012 25 Herrick Drive Lawerence, NY 11559-1527	[•]%
American Enterprise Inv Svcs 707 2nd Avenue South Minneapolis, MN 55402-2405	[•]%
Stifel Nicolaus & Co Inc Linda Haroff SEP IRA 501 North Broadway St. Louis, MO 63102-2188	[•]%
Class I shares
LPL Financial 9785 Towne Centre Dr San Diego, CA 92121-1968	[•]%
Nomura Partners Inc. International Equity Fund 2 World Financial Ctr New York, NY 10281-0097	[•]%
NFS LLC FEBO FMT CO CUST IRA Rollover FBO Richard A Danesi 111 8th Street Belleaire Beach, FL 33786-3220	[•]%
Class S shares
Charles Schwab Co Inc Attn Mutual Funds Department 101 Montgomery St San Francisco, CA 94104-4151	[•]%
NFS LLC FEBO FMT CO CUST IRA Rollover FBO Isamu George Saito 1254 S Diamond Bar Blvd Unit D Diamond Bar, CA 91765-5433	[•]%

[* For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Under this definition, this shareholder and its affiliates may be deemed to be controlling the Company.]

As of December 31, 2013, all Directors and officers of the Company, as a group, owned beneficially (as that term is defined in Section 13(d) of the Exchange Act) less than 1% of the outstanding shares of any class of the NPF High Yield Fund.

Beneficial Ownership of the Matthews Japan Fund

To the knowledge of the Matthews Japan Fund, the following are the only persons who owned of record or beneficially 5% or more of the outstanding shares of each class of the Matthews Japan Fund, as of June 27, 2014:

G-3

Name and Address	Percentage Ownership
	Before Reorganization	After Reorganization
Investor Class shares
Charles Schwab & Co Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn Mutual Funds 101 Montgomery Street San Francisco CA 94104-4122	[•]%	[•]%
National Financial Services Corp FBO Exclusive Benefit of our Customers c/o Sal Yella Customers Attn Mutual Funds 5th fl 200 Liberty St Fl 5 New York NY 10281-1003	[•]%	[•]%
RCAB Collective Investment Partnership A Partnership 66 Brooks Dr Braintree Ma 02184-3839	[•]%	[•]%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd floor Jersey City NJ 07311	[•]%	[•]%
Institutional Class shares
National Financial Services Corp FBO Exclusive Benefit of our Customers c/o Sal Yella Customers Attn Mutual Funds 5th fl 200 Liberty St Fl 5 New York NY 10281-1003	[•]%	[•]%
Charles Atwood Company 136 E Michigan Ave Ste 1201 Kalamazoo MI 49007	[•]%	[•]%

[* For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Under this definition, this shareholder and its affiliates may be deemed to be controlling the Matthews Japan Fund.]

As of December 31, 2013, all Trustees and officers of the Trust, as a group, owned beneficially (as that term is defined in Section 13(d) of the Exchange Act) less than 1% of the outstanding shares of any class of the Matthews Japan Fund.

G-4

Matthews International Funds

(d/b/a Matthews Asia Funds)

MATTHEWSASIA.COM

Matthews Japan Fund – Investor Class (MJFOX)
Matthews Japan Fund – Institutional Class (MIJFX)

Statement of Additional Information
Subject to completion, dated June 30, 2014

This Statement of Additional Information (the “Reorganization SAI”) relates to the reorganization (the “Japan Fund Reorganization”) of The Japan Fund, a series of Nomura Partners Funds, Inc., a Maryland corporation (the “NPF Japan Fund”) into the Matthews Japan Fund, a series of Matthews International Funds, a Delaware statutory (business) trust doing business as Matthews Asia Funds (the “Matthews Japan Fund”).

This Reorganization SAI contains information that may be of interest to shareholders of the NPF Japan Fund relating to the Japan Fund Reorganization, but which is not included in the Proxy Statement/Prospectus dated [____], 2014 (the “Proxy Statement/Prospectus”). As described in the Proxy Statement/Prospectus, pursuant to the Japan Fund Reorganization, the NPF Japan Fund will transfer all of its assets to the Matthews Japan Fund in exchange for shares of the Matthews Japan Fund with a value equal to the value of the NPF Japan Fund’s assets net of liabilities, and for assumption by the Matthews Japan Fund of substantially all liabilities of the NPF Japan Fund. As soon as possible thereafter, the Matthews Japan Fund will issue its shares to holders of the corresponding class of the NPF Japan Fund (see chart below) in the subsequent, complete liquidation of the NPF Japan Fund.

This Reorganization SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. You can obtain a free copy of the Proxy Statement/Prospectus on the Matthews Asia Funds’ website at www.matthewsasia.com by contacting a Matthews Japan Fund representative at:

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
(800) 789-ASIA (2742)

NPF Japan Fund		Matthews Japan Fund

Class A	reorganizes into	Investor Class shares
Class C	reorganizes into	Investor Class shares
Class I	reorganizes into	Institutional Class shares
Class S	reorganizes into	Investor Class shares

No person has been authorized to give any information or to make any representations other than those contained in this Reorganization SAI or in the Proxy Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by either the NPF Japan Fund or the Matthews Japan Fund.

B-1

B-2

Additional Information About the NPF Japan Fund

Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Nomura Partners Funds, Inc. dated January 28, 2014 (SEC Accession No. 0001193125-14-024512, as supplemented, as filed with the Securities and Exchange Commission (the “SEC”).

Additional Information About the Matthews Japan Fund

Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Matthews International Funds dated April 30, 2014 (SEC Accession No. 0001144204-14-026345), as supplemented, as filed with the SEC.

Financial Statements

Incorporation by Reference

This Reorganization SAI incorporates by reference (i) the annual report of the NPF Japan Fund for the fiscal year ended September 30, 2013, filed with the SEC on December 5, 2013 (SEC Accession No. 0001193125-13-463426); (ii) the semi-annual report of the NPF Japan Fund for the fiscal period ended March 31, 2014, filed with the SEC on June 4, 2014 (SEC Accession No. 0001193125-14-225224); and (iii) the annual report for the Matthews Japan Fund for the fiscal year ended December 31, 2013, filed with the SEC on March 7, 2014 (SEC Accession No. 0001104659-14-017472), each of which have been filed with the SEC. These reports contain historical financial information regarding the Funds. The financial statements therein, and the reports of the independent public registered accounting firms therein, are incorporated herein by reference.

Unaudited Pro Forma Combined Financial Statements

The unaudited pro forma combined financial statements relating to the Japan Fund Reorganization, dated December 31, 2013, assuming the Japan Fund Reorganization had been consummated on December 31, 2013, including notes to such pro forma combined financial statements, are set forth below. The following pro forma combined financial statements should be read in conjunction with the separate financial statements of the NPF Japan Fund and the Matthews Japan Fund, respectively, contained within the annual and semi-annual reports referred to in the preceding section. The preparation of this financial information requires management to make estimates and assumptions that affect the reported amounts and disclosures contained herein. Actual results could differ from those estimates.

B-3

NPF JAPAN FUND / MATTHEWS JAPAN FUND

PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (Unaudited) a

December 31, 2013

NPF Japan Fund Shares	Matthews Japan Fund Shares	Pro Forma Combined Shares		NPF Japan Fund Market Value	Matthews Japan Fund Market Value	Pro Forma Combined Matthews Japan Fund Market Value
			COMMON STOCKS - 97.65%
			INDUSTRIALS - 22.51%
			Machinery - 10.75%
21,500	-	21,500	Daifuku Co. Ltd.	$275,106	$-	$275,106
157,000	-	157,000	Ebara Corp.	1,014,981	-	1,014,981
4,100	46,500	50,600	FANUC Corp.	751,844	8,520,691	9,272,535
-	284,700	284,700	Freund Corp.	-	4,328,899	4,328,899
-	262,800	262,800	Glory, Ltd.	-	6,820,182	6,820,182
-	175,500	175,500	Harmonic Drive Systems, Inc.	-	4,003,678	4,003,678
13,000	-	13,000	Hino Motors Ltd.	205,780	-	205,780
157,500	-	157,500	Hitachi Zosen Corp.	1,207,229	-	1,207,229
14,000	-	14,000	Hosokawa Micron Corp.	92,572	-	92,572
2,700	-	2,700	Kito Corp.	53,904	-	53,904
9,200	-	9,200	Kitz Corp.	46,227	-	46,227
37,600	163,800	201,400	Komatsu Ltd.	767,566	3,363,025	4,130,591
7,800	-	7,800	Komori Corp.	133,287	-	133,287
113,000	-	113,000	Kubota Corp.	1,873,433	-	1,873,433
84,000	-	84,000	Makino Milling Machine Co. Ltd.	725,305	-	725,305
24,400	-	24,400	Makita Corp.	1,288,623	-	1,288,623
607,000	1,116,000	1,723,000	Mitsubishi Heavy Industries Ltd.	3,762,337	6,912,027	10,674,364
6,800	344,500	351,300	Nabtesco Corp.	157,038	7,950,641	8,107,679
55,000	-	55,000	Nippon Sharyo Ltd.	274,250	-	274,250
38,000	-	38,000	Nippon Thompson Co. Ltd.	211,948	-	211,948
129,000	-	129,000	NSK Ltd.	1,617,232	-	1,617,232
6,900	-	6,900	Obara Group, Inc.	215,980	-	215,980
18,800	-	18,800	Oiles Corp.	380,626	-	380,626
55,000	-	55,000	ShinMaywa Industries Ltd.	477,712	-	477,712
3,800	-	3,800	SMC Corp.	959,872	-	959,872
47,000	-	47,000	Sumitomo Heavy Industries Ltd.	217,115	-	217,115
9,000	-	9,000	Tocalo Co. Ltd.	140,030	-	140,030
29,000	-	29,000	Toshiba Machine Co. Ltd.	168,397	-	168,397
74,000	-	74,000	Tsubakimoto Chain Co.	564,882	-	564,882
						59,482,419
			Building Products - 2.61%
-	321,700	321,700	Aica Kogyo Co., Ltd.	-	6,362,319	6,362,319
62,000	-	62,000	Bunka Shutter Co. Ltd.	377,200	-	377,200
24,700	-	24,700	Daikin Industries Ltd.	1,541,366	-	1,541,366
21,900	-	21,900	LIXIL Group Corp.	601,430	-	601,430
19,000	-	19,000	Nichias Corp.	130,671	-	130,671
-	179,500	179,500	Nihon Flush Co., Ltd.	-	4,464,094	4,464,094
7,200	-	7,200	Noritz Corp.	154,636	-	154,636
59,000	-	59,000	Sanwa Holdings Corp.	401,738	-	401,738
11,000	-	11,000	Sekisui Jushi Corp.	156,320	-	156,320
19,000	-	19,000	Takara Standard Co. Ltd.	143,316	-	143,316
10,300	-	10,300	Takasago Thermal Engineering Co. Ltd.	87,465	-	87,465
						14,420,555
			Trading Companies & Distributors - 2.30%
41,000	-	41,000	Hanwa Co. Ltd.	220,582	-	220,582
13,100	-	13,100	Inabata & Co. Ltd.	144,091	-	144,091
33,200	426,300	459,500	ITOCHU Corp.	412,199	5,270,192	5,682,391
20,000	-	20,000	Iwatani Corp.	101,568	-	101,568
21,000	378,000	399,000	Marubeni Corp.	151,464	2,721,250	2,872,714
109,700	-	109,700	Mitsubishi Corp.	2,105,450	-	2,105,450
58,400	-	58,400	Mitsui & Co. Ltd.	816,171	-	816,171
1,700	-	1,700	MonotaRO Co. Ltd.	34,649	-	34,649
20,400	-	20,400	Paltac Corp.	264,928	-	264,928
31,500	-	31,500	Sumitomo Corp.	397,242	-	397,242
3,800	-	3,800	Trusco Nakayama Corp.	89,460	-	89,460
						12,729,246
			Electrical Equipment - 2.30%
-	106,800	106,800	Endo Lighting Corp.	-	2,128,012	2,128,012
2,700	-	2,700	Mabuchi Motor Co. Ltd.	160,912	-	160,912
288,000	-	288,000	Mitsubishi Electric Corp.	3,633,364	-	3,633,364
9,000	32,400	41,400	Nidec Corp.	882,608	3,191,875	4,074,483
18,000	-	18,000	Nissin Electric Co. Ltd.	110,296	-	110,296
155,100	-	155,100	Sumitomo Electric Industries Ltd.	2,591,899	-	2,591,899
						12,698,966
			Professional Services - 1.54%
-	378,900	378,900	Benefit One, Inc.	-	3,425,310	3,425,310
2,700	70,100	72,800	Nihon M&A Center, Inc.	182,468	4,737,254	4,919,722
6,600	-	6,600	Temp Holdings Co. Ltd.	175,508	-	175,508
						8,520,540
			Road & Rail - 1.24%
19,300	-	19,300	East Japan Railway Co.	1,544,491	-	1,544,491
5,900	-	5,900	Hamakyorex Co. Ltd.	162,577	-	162,577
119,000	-	119,000	Hankyu Hanshin Holdings, Inc.	645,650	-	645,650
66,000	-	66,000	Nippon Express Co. Ltd.	321,079	-	321,079
20,000	-	20,000	Seino Holdings Co. Ltd.	210,835	-	210,835
70,000	-	70,000	Senko Co. Ltd.	364,017	-	364,017
-	112,500	112,500	Trancom Co., Ltd.	-	3,621,604	3,621,604
						6,870,253
			Construction & Engineering - 0.87%
27,000	-	27,000	JGC Corp.	1,060,486	-	1,060,486
383,000	-	383,000	Kajima Corp.	1,446,123	-	1,446,123
30,000	-	30,000	Kandenko Co. Ltd.	169,144	-	169,144
12,000	-	12,000	Maeda Road Construction Co. Ltd.	197,823	-	197,823
2,400	-	2,400	MIRAIT Holdings Corp.	21,328	-	21,328
45,000	-	45,000	Nippo Corp.	747,988	-	747,988
69,000	-	69,000	Obayashi Corp.	394,418	-	394,418
10,600	-	10,600	Taikisha Ltd.	235,496	-	235,496
123,000	-	123,000	Taisei Corp.	562,094	-	562,094
						4,834,900
			Commercial Services & Supplies - 0.24%
3,600	-	3,600	Daiseki Co. Ltd.	70,741	-	70,741
13,100	-	13,100	Moshi Moshi Hotline, Inc.	140,375	-	140,375
19,300	-	19,300	Sato Holdings Corp.	439,222	-	439,222
20,500	-	20,500	Sohgo Security Services Co. Ltd.	409,327	-	409,327
20,000	-	20,000	Toppan Printing Co. Ltd.	160,224	-	160,224
33,000	-	33,000	Tosho Printing Co. Ltd.	111,133	-	111,133
						1,331,022
			Industrial Conglomerates - 0.18%
238,000	-	238,000	Toshiba Corp.	1,004,062	-	1,004,062
			Air Freight & Logistics - 0.15%
6,300	-	6,300	Kintetsu World Express, Inc.	254,195	-	254,195
29,200	-	29,200	Yamato Holdings Co. Ltd.	591,140	-	591,140
						845,335
			Airlines - 0.14%
16,000	-	16,000	Japan Airlines Co. Ltd.	790,220	-	790,220
			Marine - 0.11%
189,000	-	189,000	Nippon Yusen K.K.	606,704	-	606,704
			Transportation Infrastructure - 0.08%
26,000	-	26,000	Mitsubishi Logistics Corp.	414,541	-	414,541

			FINANCIALS - 20.31%
			Commercial Banks - 9.63%
75,000	-	75,000	Bank of Yokohama Ltd.	420,111	-	420,111
58,000	-	58,000	Chiba Bank Ltd.	393,370	-	393,370
40,000	-	40,000	Keiyo Bank Ltd.	193,301	-	193,301
761,500	2,013,100	2,774,600	Mitsubishi UFJ Financial Group, Inc.	5,050,910	13,365,770	18,416,680
932,400	2,685,000	3,617,400	Mizuho Financial Group, Inc.	2,019,391	5,829,220	7,848,611
398,900	-	398,900	Resona Holdings, Inc.	2,038,695	-	2,038,695
-	1,375,300	1,375,300	Seven Bank, Ltd.	-	5,378,887	5,378,887
-	1,805,000	1,805,000	Shinsei Bank, Ltd.	-	4,418,468	4,418,468
90,400	174,300	264,700	Sumitomo Mitsui Financial Group, Inc.	4,683,300	9,064,190	13,747,490
77,000	-	77,000	Sumitomo Mitsui Trust Holdings, Inc.	408,401	-	408,401
						53,264,014
			Diversified Financial Services - 4.10%
8,000	-	8,000	Fuyo General Lease Co. Ltd.	314,095	-	314,095
65,900	-	65,900	Mitsubishi UFJ Lease & Finance Co. Ltd.	406,782	-	406,782
180,200	869,400	1,049,600	ORIX Corp.	3,187,305	15,276,984	18,464,289
6,000	-	6,000	Ricoh Leasing Co. Ltd.	178,381	-	178,381
-	75,800	75,800	Zenkoku Hosho Co., Ltd.	-	3,327,282	3,327,282
						22,690,829
			Real Estate Management & Development - 2.83%
22,700	-	22,700	Daibiru Corp.	279,267	-	279,267
-	279,200	279,200	Hulic Co., Ltd.	-	4,131,953	4,131,953
6,000	197,000	203,000	Mitsui Fudosan Co., Ltd.	217,175	7,105,923	7,323,098
52,000	-	52,000	Sumitomo Realty & Development Co. Ltd.	2,600,700	-	2,600,700
18,000	-	18,000	Tokyo Tatemono Co. Ltd.	201,345	-	201,345
118,800	-	118,800	Tokyu Fudosan Holdings Corp. [b]	1,121,059	-	1,121,059
						15,657,422
			Real Estate Investment Trusts - 1.68%
-	762	762	Global One Real Estate Investment Corp., REIT	-	5,174,293	5,174,293
-	4,214	4,214	GLP J-REIT	-	4,115,939	4,115,939
						9,290,232
			Insurance - 1.57%
25,500	-	25,500	Dai-ichi Life Insurance Co. Ltd.	429,238	-	429,238
7,300	-	7,300	NKSJ Holdings, Inc.	204,503	-	204,503
23,200	-	23,200	Sony Financial Holdings, Inc.	423,551	-	423,551
14,600	-	14,600	T&D Holdings, Inc.	205,326	-	205,326
42,000	180,100	222,100	Tokio Marine Holdings, Inc.	1,411,618	6,027,890	7,439,508
						8,702,126
			Consumer Finance - 0.27%
21,800	-	21,800	Credit Saison Co. Ltd.	574,971	-	574,971
25,400	-	25,400	Hitachi Capital Corp.	744,285	-	744,285
19,700	-	19,700	Pocket Card Co. Ltd.	161,460	-	161,460
						1,480,716
			Capital Markets - 0.23%
118,000	-	118,000	Daiwa Securities Group, Inc.	1,186,642	-	1,186,642
23,200	-	23,200	Monex Group, Inc.	104,794	-	104,794
						1,291,436

			CONSUMER DISCRETIONARY - 17.09%
			Automobiles - 8.22%
24,800	-	24,800	Daihatsu Motor Co. Ltd.	421,666	-	421,666
95,000	155,000	250,000	Fuji Heavy Industries, Ltd.	2,737,593	4,454,539	7,192,132
68,800	302,100	370,900	Honda Motor Co., Ltd.	2,845,709	12,469,820	15,315,529
188,000	-	188,000	Isuzu Motors Ltd.	1,172,154	-	1,172,154
135,000	-	135,000	Mazda Motor Corp. [b]	699,955	-	699,955
45,000	-	45,000	Nissan Motor Co. Ltd.	378,827	-	378,827
6,200	-	6,200	Suzuki Motor Corp.	167,477	-	167,477
90,700	239,700	330,400	Toyota Motor Corp.	5,519,319	14,615,729	20,135,048
						45,482,788
			Auto Components - 2.55%
9,700	-	9,700	Aisin Seiki Co. Ltd.	396,060	-	396,060
64,100	-	64,100	Bridgestone Corp.	2,437,161	-	2,437,161
38,200	-	38,200	Denso Corp.	2,025,941	-	2,025,941
27,000	-	27,000	Kinugawa Rubber Industrial Co. Ltd.	134,034	-	134,034
26,000	-	26,000	Koito Manufacturing Co. Ltd.	498,153	-	498,153
76,000	-	76,000	NGK Spark Plug Co. Ltd.	1,807,383	-	1,807,383
54,200	-	54,200	NHK Spring Co. Ltd.	614,741	-	614,741
-	177,800	177,800	Nifco, Inc.	-	4,716,088	4,716,088
7,300	-	7,300	Piolax, Inc.	288,035	-	288,035
65,000	-	65,000	Press Kogyo Co. Ltd.	269,798	-	269,798
12,900	-	12,900	Sanoh Industrial Co. Ltd.	89,998	-	89,998
27,800	-	27,800	Sumitomo Rubber Industries Ltd.	397,267	-	397,267
6,400	-	6,400	Tachi-S Co. Ltd.	88,605	-	88,605
19,000	-	19,000	Yorozu Corp.	347,727	-	347,727
						14,110,991
			Specialty Retail - 2.15%
3,100	-	3,100	ABC-Mart, Inc.	135,736	-	135,736
8,700	-	8,700	Adastria Holdings Co. Ltd.	314,991	-	314,991
17,600	-	17,600	Alpen Co. Ltd.	316,811	-	316,811
6,400	-	6,400	AOYAMA Trading Co. Ltd.	173,469	-	173,469
20,300	-	20,300	Arc Land Sakamoto Co. Ltd.	353,092	-	353,092
800	-	800	Fast Retailing Co. Ltd.	331,117	-	331,117
2,200	-	2,200	Jin Co. Ltd.	93,189	-	93,189
5,800	-	5,800	K’s Holdings Corp.	167,706	-	167,706
7,100	-	7,100	Shimachu Co. Ltd.	168,576	-	168,576
2,400	-	2,400	United Arrows Ltd.	89,895	-	89,895
-	328,200	328,200	VT Holdings Co., Ltd.	-	5,400,000	5,400,000
-	101,600	101,600	Workman Co., Ltd.	-	3,632,465	3,632,465
38,400		38,400	Xebio Co. Ltd.	739,668	-	739,668
						11,916,715
			Household Durables - 1.61%
11,900	-	11,900	Alpine Electronics, Inc.	167,597	-	167,597
17,000	-	17,000	Fujitsu General Ltd.	181,428	-	181,428
33,500	-	33,500	Panasonic Corp.	390,523	-	390,523
-	74,200	74,200	Rinnai Corp.	-	5,780,789	5,780,789
117,700	-	117,700	Sekisui House Ltd.	1,652,850	-	1,652,850
33,500	-	33,500	Sony Corp.	578,609	-	578,609
10,500	-	10,500	Starts Corp., Inc.	150,572	-	150,572
						8,902,368
			Diversified Consumer Services - 1.26%
-	413,700	413,700	ESCRIT, Inc.	-	3,679,387	3,679,387
-	207,000	207,000	JP-Holdings, Inc.	-	811,441	811,441
9,000	-	9,000	Step Co. Ltd.	69,928	-	69,928
-	130,000	130,000	Success Holdings Co., Ltd.	-	2,326,419	2,326,419
4,620	-	4,620	Take And Give Needs Co. Ltd.	100,788	-	100,788
						6,987,963

			Media - 0.52%
8,500	-	8,500	CyberAgent, Inc.	347,617	-	347,617
8,200	-	8,200	Fuji Media Holdings, Inc.	168,342	-	168,342
27,500	-	27,500	Kadokawa Corporation	934,079	-	934,079
22,600	-	22,600	Nippon Television Network Corp.	409,265	-	409,265
14,400	-	14,400	Septeni Holdings Co. Ltd.	179,477	-	179,477
76,200	-	76,200	SKY Perfect JSAT Holdings, Inc.	412,853	-	412,853
19,900	-	19,900	TV Asahi Corp.	442,265	-	442,265
						2,893,898
			Hotels, Restaurants & Leisure - 0.22%
4,500	-	4,500	Doutor Nichires Holdings Co. Ltd.	75,132	-	75,132
2,200	-	2,200	H.I.S. Co. Ltd.	109,908	-	109,908
2,800	-	2,800	Oriental Land Co. Ltd.	403,753	-	403,753
9,800	-	9,800	Resorttrust, Inc.	179,070	-	179,070
3,300	-	3,300	Saint Marc Holdings Co. Ltd.	157,696	-	157,696
16,800	-	16,800	Tosho Co. Ltd.	289,959	-	289,959
						1,215,518
			Leisure Equipment & Products - 0.21%
7,900	-	7,900	Namco Bandai Holdings, Inc.	175,885	-	175,885
6,000	-	6,000	Shimano, Inc.	516,132	-	516,132
2,100	-	2,100	Tamron Co. Ltd.	50,948	-	50,948
25,300	-	25,300	Yamaha Corp.	402,378	-	402,378
						1,145,343
			Internet & Catalog Retail - 0.20%
1,700	-	1,700	ASKUL Corp.	49,821	-	49,821
-	23,300	23,300	Oisix, Inc. [b]	-	975,321	975,321
3,900	-	3,900	Start Today Co. Ltd.	97,063	-	97,063
						1,122,205
			Multiline Retail - 0.15%
13,800	-	13,800	Isetan Mitsukoshi Holdings Ltd.	197,588	-	197,588
28,000	-	28,000	J Front Retailing Co. Ltd.	213,028	-	213,028
3,700	-	3,700	Ryohin Keikaku Co. Ltd.	400,711	-	400,711
						811,327

			INFORMATION TECHNOLOGY - 12.59%
			Electronic Equipment, Instruments & Components - 7.18%
18,700	-	18,700	Alps Electric Co. Ltd. [b]	212,981	-	212,981
7,000	-	7,000	Azbil Corp.	163,500	-	163,500
94,400	-	94,400	Citizen Holdings Co. Ltd.	797,162	-	797,162
4,500	-	4,500	Hamamatsu Photonics K.K.	180,847	-	180,847
24,000	-	24,000	Hitachi High -Technologies Corp.	605,570	-	605,570
564,000	1,043,000	1,607,000	Hitachi, Ltd.	4,288,428	7,908,185	12,196,613
27,000	-	27,000	Japan Aviation Electronics Industry Ltd.	348,431	-	348,431
5,100	13,900	19,000	Keyence Corp.	2,184,088	5,951,777	8,135,865
-	110,600	110,600	Kyocera Corp.	-	5,529,068	5,529,068
14,300	-	14,300	Macnica, Inc.	382,331	-	382,331
4,500	-	4,500	Maruwa Co. Ltd/Aichi	151,857	-	151,857
2,400	41,300	43,700	Murata Manufacturing Co., Ltd.	213,817	3,672,947	3,886,764
30,000	-	30,000	Nippon Chemi-Con Corp. [b]	115,543	-	115,543
17,000	-	17,000	Osaki Electric Co. Ltd.	88,661	-	88,661
27,900	-	27,900	Panasonic Industrial Devices SUNX Co. Ltd.	130,647	-	130,647
24,100	-	24,100	Siix Corp.	293,527	-	293,527
5,200	-	5,200	TDK Corp.	249,623	-	249,623
14,000	-	14,000	Yaskawa Electric Corp.	222,925	-	222,925
-	392,800	392,800	Yokogawa Electric Corp.	-	6,039,224	6,039,224
						39,731,139
			Internet Software & Services - 3.12%
1,500	-	1,500	F@N Communications, Inc.	44,811	-	44,811
5,000	-	5,000	Internet Initiative Japan, Inc.	134,161	-	134,161
3,000	322,500	325,500	Kakaku.com, Inc.	52,756	5,665,169	5,717,925
-	736,800	736,800	Macromill, Inc.	-	5,460,034	5,460,034
-	1,061,900	1,061,900	Yahoo! Japan Corp.	-	5,921,581	5,921,581
						17,278,512
			IT Services - 1.46%
-	605,900	605,900	Bit-isle, Inc.	-	4,810,378	4,810,378
204,000	-	204,000	Fujitsu Ltd. [b]	1,056,168	-	1,056,168
1,000	-	1,000	GMO Payment Gateway, Inc.	39,739	-	39,739
13,300	-	13,300	IT Holdings Corp.	210,487	-	210,487
7,500	-	7,500	NEC Networks & System Integration Corp.	181,348	-	181,348
26,600	-	26,600	NS Solutions Corp.	588,590	-	588,590
5,500	-	5,500	NTT Data Corp.	204,363	-	204,363
30,500	-	30,500	SCSK Corp.	800,122	-	800,122
9,300	-	9,300	Transcosmos, Inc.	178,874	-	178,874
						8,070,069
			Office Electronics - 0.35%
35,400	-	35,400	Canon, Inc.	1,126,797	-	1,126,797
37,000	-	37,000	Ricoh Co. Ltd.	394,821	-	394,821
60,000	-	60,000	Toshiba TEC Corp.	417,838	-	417,838
						1,939,456
			Software - 0.29%
10,700	-	10,700	Capcom Co. Ltd.	192,071	-	192,071
4,400	-	4,400	DTS Corp.	77,237	-	77,237
4,100	-	4,100	Fuji Soft, Inc.	94,595	-	94,595
4,500	-	4,500	Nintendo Co. Ltd.	601,728	-	601,728
7,100	-	7,100	NSD Co. Ltd.	84,125	-	84,125
16,400	-	16,400	OBIC Business Consultants Co. Ltd.	535,834	-	535,834
						1,585,590
			Communications Equipment - 0.09%
37,000	-	37,000	Hitachi Kokusai Electric, Inc.	522,278	-	522,278

			Semiconductors & Semiconductor Equipment - 0.07%
31,000	-	31,000	Sanken Electric Co. Ltd.	229,506	-	229,506
25,000	-	25,000	UT Holdings Co. Ltd.	137,115	-	137,115
						366,621
			Computers & Peripherals - 0.03%
62,000	-	62,000	NEC Corp.	139,963	-	139,963

			CONSUMER STAPLES - 12.18%
			Wireless Telecommunication Services - 3.45%
48,600	-	48,600	KDDI Corp.	3,008,270	-	3,008,270
61,500	-	61,500	NTT DoCoMo, Inc.	1,010,455	-	1,010,455
8,500	-	8,500	Okinawa Cellular Telephone Co.	222,962	-	222,962
18,200	151,300	169,500	SoftBank Corp.	1,595,459	13,276,691	14,872,150
						19,113,837
			Food & Staples Retailing - 3.10%
4,600	-	4,600	Arcs Co. Ltd.	88,317	-	88,317
4,500	-	4,500	Belc Co. Ltd.	78,711	-	78,711
-	46,700	46,700	Cosmos Pharmaceutical Corp.	-	5,067,110	5,067,110
9,700	-	9,700	Heiwado Co. Ltd.	139,226	-	139,226
2,600	-	2,600	Kusuri No Aoki Co. Ltd.	145,265	-	145,265
7,200	-	7,200	Lawson, Inc.	539,756	-	539,756
10,800	-	10,800	Maxvalu Tokai Co. Ltd.	158,109	-	158,109
86,400	171,900	258,300	Seven & I Holdings Co., Ltd.	3,451,713	6,844,444	10,296,157
3,100	-	3,100	Sugi Holdings Co. Ltd.	126,000	-	126,000
5,950	-	5,950	Welcia Holdings Co. Ltd.	311,170	-	311,170
4,900	-	4,900	Yaoko Co. Ltd.	192,689	-	192,689
						17,142,510
			Household Products -2.25%
-	127,900	127,900	Unicharm Corp.	-	7,297,784	7,297,784
-	77,800	77,800	Pigeon Corp.	-	3,773,265	3,773,265
23,800	-	23,800	Unicharm Corp.	1,361,080	-	1,361,080
						12,432,129

			Beverages - 1.26%
-	219,100	219,100	Suntory Beverage & Food, Ltd.	-	6,989,753	6,989,753

			Food Products - 1.22%
28,000	-	28,000	Ajinomoto Co., Inc.	405,735	-	405,735
8,000	-	8,000	Ariake Japan Co. Ltd.	197,461	-	197,461
15,700	164,000	179,700	Calbee, Inc.	382,998	3,982,782	4,365,780
20,900	-	20,900	Fuji Oil Co. Ltd.	311,853	-	311,853
11,500	-	11,500	Kewpie Corp.	159,750	-	159,750
17,300	-	17,300	MEIJI Holdings Co. Ltd.	1,116,513	-	1,116,513
10,000	-	10,000	Nippon Meat Packers, Inc.	171,843	-	171,843
						6,728,935
			Diversified Telecommunication Services - 0.62%
64,100	-	64,100	Nippon Telegraph and Telephone Corp.	3,455,139	-	3,455,139
			Tobacco - 0.26%
44,300	-	44,300	Japan Tobacco, Inc.	1,441,393	-	1,441,393
			Personal Products - 0.02%
2,760	-	2,760	Milbon Co. Ltd.	108,040	-	108,040

			HEALTH CARE - 7.97%
			Health Care Equipment & Supplies - 3.70%
8,600	180,800	189,400	Asahi Intecc Co., Ltd.	321,782	6,758,511	7,080,293
-	237,300	237,300	Daiken Medical Co., Ltd.	-	3,959,507	3,959,507
10,500	-	10,500	Hogy Medical Co. Ltd.	553,098	-	553,098
4,600	134,300	138,900	Sysmex Corp.	271,701	7,932,454	8,204,155
13,400	-	13,400	Terumo Corp.	647,337	-	647,337
						20,444,390
			Health Care Providers & Services - 1.76%
-	152,700	152,700	Message Co., Ltd.	-	4,711,418	4,711,418
1100	96,300	97,400	Ship Healthcare Holdings, Inc.	42,718	3,739,445	3,782,163
5800	-	5,800	Tokai Corp/Gifu	169,499	-	169,499
14900	-	14,900	Tsukui Corp.	141,730	-	141,730
-	10,300	10,300	N Field Co., Ltd. [b]	-	951,657	951,657
						9,756,467
			Pharmaceuticals - 1.54%
11000	225,000	236,000	Rohto Pharmaceutical Co., Ltd.	168,079	3,433,269	3,601,348
46,400	-	46,400	Takeda Pharmaceutical Co. Ltd.	2,133,869	-	2,133,869
27,000	-	27,000	Astellas Pharma, Inc.	1,599,814	-	1,599,814
32,800	-	32,800	Chugai Pharmaceutical Co., Ltd.	728,146	-	728,146
16,000	-	16,000	Kyowo Hakki Kirin Co., Ltd.	176,459	-	176,459
9,000	-	9,000	Nippon Shinyaku Co., Ltd.	175,210	-	175,210
6900	-	6,900	Seikagaku Corp.	84,590	-	84,590
						8,499,436
			Health Care Technology - 0.97%
-	2,152	2,152	M3, Inc.	-	5,389,397	5,389,397

			MATERIALS - 4.66%
			Chemicals - 3.28%
8,100	-	8,100	ADEKA Corp.	89,551	-	89,551
21,000	-	21,000	Asahi Kasei Corp.	164,859	-	164,859
74,000	-	74,000	Daicel Corp.	604,533	-	604,533
30,000	-	30,000	Daiso Co. Ltd.	101,271	-	101,271
446,000	-	446,000	DIC Corp.	1,359,124	-	1,359,124
25,100	-	25,100	Hitachi Chemical Co. Ltd.	401,497	-	401,497
12,900	-	12,900	JSP Corp.	196,474	-	196,474
22,100	-	22,100	JSR Corp.	429,712	-	429,712
28,000	-	28,000	Kansai Paint Co. Ltd.	416,170	-	416,170
43,000	-	43,000	KUREHA Corp.	220,049	-	220,049
6,400	-	6,400	LINTEC Corp.	118,639	-	118,639
51,000	-	51,000	Mitsubishi Gas Chemical Co., Inc.	375,874	-	375,874
11,200	106,300	117,500	Nitto Denko Corp.	474,144	4,494,855	4,968,999
28,000	-	28,000	NOF Corp.	199,824	-	199,824
39,000	-	39,000	Sakai Chemical Industry Co. Ltd.	120,649	-	120,649
22,000	-	22,000	Shikoku Chemicals Corp.	166,606	-	166,606
11,000	75,600	86,600	Shin-Etsu Chemical Co., Ltd.	643,206	4,421,790	5,064,996
11,500	-	11,500	Taiyo Holdings Co. Ltd.	361,980	-	361,980
30,000	-	30,000	Taiyo Nippon Sanso Corp.	214,319	-	214,319
18,000	-	18,000	Takasago International Corp.	101,289	-	101,289
22,000	-	22,000	Takiron Co. Ltd.	90,749	-	90,749
231,000	-	231,000	Toray Industries, Inc.	1,603,886	-	1,603,886
123,000	-	123,000	Toyo Ink SC Holdings Co. Ltd.	609,746	-	609,746
82,000	-	82,000	Toyobo Co. Ltd.	151,731	-	151,731
						18,132,527
			Metals & Mining - 1.22%
7,800	-	7,800	Asahi Holdings, Inc.	133,015	-	133,015
31,700	-	31,700	Chubu Steel Plate Co. Ltd.	133,514	-	133,514
21,000	-	21,000	Dowa Holdings Co. Ltd.	205,552	-	205,552
29,000	-	29,000	Hitachi Metals Ltd.	410,296	-	410,296
16,900	-	16,900	JFE Holdings, Inc.	404,351	-	404,351
19,700	-	19,700	Kyoei Steel Ltd.	372,696	-	372,696
167,000	-	167,000	Mitsui Mining & Smelting Co. Ltd.	513,738	-	513,738
768,000	-	768,000	Nippon Steel & Sumitomo Metal Corp.	2,584,678	-	2,584,678
29,900	-	29,900	Osaka Steel Co. Ltd.	519,008	-	519,008
56,000	-	56,000	Sumitomo Metal Mining Co. Ltd.	736,210	-	736,210
46,000	-	46,000	UACJ Corporation	174,828	-	174,828
17,100	-	17,100	Yamato Kogyo Co. Ltd.	547,030	-	547,030
						6,734,916
			Containers & Packaging - 0.08%
3,400	-	3,400	FP Corp.	242,550	-	242,550
4,400	-	4,400	Fuji Seal International, Inc.	136,705	-	136,705
4,700	-	4,700	The Pack Corp.	83,497	-	83,497
						462,752
			Paper & Forest Products - 0.07%
79,000	-	79,000	Oji Holdings Corp.	407,483	-	407,483
			Construction Materials - 0.01%
4,600	-	4,600	Japan Pile Corp.	45,145	-	45,145

			ENERGY - 0.18%
			Oil, Gas & Consumable Fuels - 0.13%
16,000	-	16,000	INPEX Corp.	205,145	-	205,145
3,500	-	3,500	Japan Petroleum Exploration Co.	132,837	-	132,837
75,900	-	75,900	JX Holdings, Inc.	390,787	-	390,787
						728,769
			Energy Equipment & Services - 0.05%
10,500	-	10,500	Modec, Inc.	302,530	-	302,530

			UTILITIES - 0.16%
			Gas Utilities - 0.09%
98,000	-	98,000	Tokyo Gas Co. Ltd.	483,704	-	483,704

			Independent Power Producers & Energy Traders - 0.07%
13,100	-	13,100	Electric Power Development Co. Ltd.	382,774	-	382,774

			TOTAL INVESTMENTS - 97.65			540,330,308
			(Cost $440,766,094 c)

			Cash And Other Assets Less Liabilities - 2.35%			13,030,859

			NET ASSETS: 100%			$553,361,167

a	Certain securities were fair valued using the Matthews Japan Fund's valuation policies and procedures, with respect to valuations for the Matthews Japan Fund, and using the NPF Japan Fund's valuation policies and procedures, with respect to valuations for the NPF Japan Fund, respectively.
b	Non-income producing security.
c	Cost for federal income tax purposes is $447,076,371 and net unrealized appreciation consists of:

Gross unrealized appreciation	$101,082,526
Gross unrealized depreciation	(7,828,649)
Net unrealized appreciation	$93,253,877

REIT	Real Estate Investment Trust

As of December 31, 2013, all of the securities held by the NPF Japan Fund would comply with the compliance guidelines and/or investment restrictions of the Matthews Japan Fund.

B-4

NPF JAPAN FUND

MATTHEWS JAPAN FUND

Pro Forma Combined Statement of Assets and Liabilities (Unaudited)

As of December 31, 2013

	NPF Japan Fund	Matthews Japan Fund	Pro Forma Adjustments		Pro Forma Combined Matthews Japan Fund
Assets:
Investments, at market value	$176,447,963	$363,882,345	$-		$540,330,308
Cash	-	5,510,901	-		5,510,901
Foreign currency, at value	4,488,861	-	-		4,488,861
Dividend and interest	90,070	191,188	-		281,258
Recievable for securities sold	786,777	-	-		786,777
Recievable for capital shares sold	-	5,519,240	-		5,519,240
Prepaid expenses	5,362	13,799	-		19,161
Total Assets	181,819,033	375,117,473	-		556,936,506

Liabilities:
Payable for securities purchased	$337,917	$81,733	$-		$419,650
Payable for capital shares redeemed	32,788	1,971,678	-		2,004,466
Due to Advisor	79,824	199,460	-		279,284
Administration and accounting fees payable	-	4,729	-		4,729
Administration and shareholder service fees payable	-	58,891	-		58,891
Professional fees payable	-	28,157	-		28,157
Transfer agent fees payable	-	33,879	-		33,879
Accrued distribution fees	24,888	-	-		24,888
Other	673,077	48,318	-		721,395
Total Liabilities	1,148,494	2,426,845	-		3,575,339

NET ASSETS	$180,670,539	$372,690,628	$-		$553,361,167

NET ASSETS:
Investor Class	$-	$312,988,498	$175,813,260	(a)	$488,801,758
Class I / Institutional Class	4,857,279	59,702,130	-		64,559,409
Class A	6,357,697	-	(6,357,697	)(a)	-
Class C	11,003,236	-	(11,003,236	)(a)	-
Class S	158,452,327	-	(158,452,327	)(a)	-
TOTAL	$180,670,539	$372,690,628	$-		$553,361,167

SHARES OUTSTANDING:
Investor Class	-	19,320,017	10,852,536	(b)	30,172,553
Class I / Institutional Class	395,964	3,685,142	(96,147	)(b)	3,984,959
Class A	514,844	-	(514,844	)(b)	-
Class C	912,617	-	(912,617	)(b)	-
Class S	12,766,953	-	(12,766,953	)(b)	-
TOTAL	14,590,378	23,005,159	(3,438,025	)(b)	34,157,513

NET ASSET VALUE:
Investor Class	$-	$16.20			$16.20
Class I / Institutional Class	$12.27	$16.20			$16.20

B-5

	NPF Japan Fund	Matthews Japan Fund	Pro Forma Adjustments	Pro Forma Combined Matthews Japan Fund
Class A	$12.35	$-		$-
Class C	$12.06	$-		$-
Class S	$12.41	$-		$-

NET ASSETS consist of:
Paid-in Capital	$187,356,467	$391,823,427	$-	$579,179,894
Accumulated net investment loss	(3,596,215)	(2,984,878)	-	(6,581,093)
Accumulated net realized loss on investments	(54,219,700)	(64,332,433)	-	(118,552,133)
Net unrealized appreciation on investments	51,378,586	48,184,512	-	99,563,098
Net unrealized depreciation on foreign currency transactions	(248,599)	-	-	(248,599)

Total Net Assets	$180,670,539	$372,690,628	$-	$553,361,167

(a) Reflects the exchange of Class A, Class C and Class S shares of the NPF Japan Fund for Investor Class shares of the Matthews Japan Fund upon consummation of the Japan Fund Reorganization.

(b) Reflects the adjustment to the number of shares outstanding due to the Japan Fund Reorganization.

See Notes to Pro Forma Combined Financial Statements (Unaudited).

B-6

NPF JAPAN FUND

MATTHEWS JAPAN FUND

Pro Forma Combined Statement of Operations (Unaudited)

For the 12 Months Ended December 31, 2013

	NPF Japan Fund	Matthews Japan Fund	Pro Forma Adjustments		Pro Forma Combined Matthews Japan Fund
Investment Income:
Dividends	$3,164,155	$3,513,882	$-		$6,678,037
Interest	-	893	-		893
Less: foreign tax withheld	(229,192)	(254,073)	-		(483,265)
Total investment income	2,934,963	3,260,702	-		6,195,665

Expenses:
Investment Advisory fees	1,039,532	1,649,630	113,034	(a)	2,802,196
Administration and accounting fees	321,039	19,923	(307,119	)(b)	33,843
Administration and shareholder servicing fees	-	489,911	115,455	(c)	605,366
Accounting out-of-pocket fees	-	37,822	-		37,822
Custody fees	318,458	45,904	(290,494	)(b)	73,868
Printing fees	17,999	21,662	(2,857	)(b)	36,804
Professional fees	193,945	41,102	(191,794	)(b)	43,253
Registration fees	60,041	77,368	(45,161	)(b)	92,248
Transfer agent fees	568,134	283,332	(214,970	)(b)	636,496
Trustee fees	143,006	7,096	(138,257	)(b)	11,845
Distribution fees - Class A	14,700	-	(14,700	)(d)	-
Distribution fees - Class C	72,963	-	(72,963	)(d)	-
Distribution fees - Class S	66,688	-	(66,688	)(d)	-
Other expenses	205,724	8,789	(204,610	)(b)	9,903
TOTAL EXPENSES	3,022,229	2,682,539	(1,321,124)		4,383,644
Advisory fees waived and expenses waived or reimbursed	(96,729)	-	96,729	(e)	-
NET EXPENSES	2,925,500	2,682,539	(1,224,395)		4,383,644
					-
NET INVESTMENT INCOME (LOSS)	9,463	578,163			1,812,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on investments	15,370,938	10,115,102	-		25,486,040
Net realized loss on foreign currency related transactions	(760,669)	(163,449)	-		(924,118)
Net change in unrealized appreciation on investments	26,187,441	41,654,043	-		67,841,484
Net change in unrealized appreciation/(depreciation) on foreign currency related transactions	(190,183)	4,040	-		(186,143)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	40,607,527	51,609,736	-		92,217,263

NET INCREASE IN NET ASSETS FROM OPERATIONS	$40,616,990	$52,187,899	$-		$92,804,889

(a)	This adjustment reflects the difference in investment advisory fees between the NPF Japan Fund and the Matthews Japan Fund.

B-7

(b)	These adjustments reflect the elimination of duplicate costs or economies of scale.

(c)	This adjustment reflects the Administration and Shareholder Servicing Fee charged by the Matthews Japan Fund.

(d)	These adjustments reflect the elimination of the Distribution (Rule 12b-1) fees charged by the NPF Japan Fund.

(e)	This adjustment reflects the difference in the expense limitation arrangements between the NPF Japan Fund and the Matthews Japan Fund.

B-8

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Directors (the “NPF Board”) of Nomura Partners Funds, Inc. (the “Company”), with respect to its series NPF Japan Fund, and the Board of Trustees of Matthews International Funds (the “Matthews Board”), with respect to its series Matthews Japan Fund (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated June 6, 2014, (the “Reorganization Agreement”) whereby the NPF Japan Fund will transfer all of its assets to the Matthews Japan Fund in exchange for shares of the Matthews Japan Fund with a value equal to the value of the NPF Japan Fund’s assets net of liabilities, and for assumption by the Matthews Japan Fund of substantially all liabilities of the NPF Japan Fund, and as soon as possible thereafter, the Matthews Japan Fund will issue its shares to holders of the corresponding class of the NPF Japan Fund in the subsequent, complete liquidation of the NPF Japan Fund (the “Japan Fund Reorganization”).

The Japan Fund Reorganization will be accounted for as a tax-free reorganization of investment companies with the Matthews Japan Fund remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2013. The unaudited pro forma Combined Schedule of Investments and pro forma Combined Statement of Assets and Liabilities reflect the financial position of the NPF Japan Fund and the Matthews Japan Fund at December 31, 2013. The unaudited pro forma Combined Statement of Operations reflects the results of operations of the NPF Japan Fund and the Matthews Japan Fund for the twelve-months ended December 31, 2013. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value (“NAV”) at the date indicated above for the NPF Japan Fund and the Matthews Japan Fund under U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The unaudited pro forma Combined Schedule of Investments reflects the pro forma combined portfolio holdings of the NPF Japan Fund and the Matthews Japan Fund as of December 31, 2013. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Matthews Japan Fund for pre-combination periods will not be restated.

The unaudited pro forma Combined Schedule of Investments, pro forma Combined Statement of Assets and Liabilities and pro forma Combined Statement of Operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Reorganization SAI.

Note 2 – Significant Accounting Policies

A.	Security Valuation:

The value of the Funds’ securities is based on market quotations for those securities, or on their fair value determined using the Matthews Japan Fund’s valuation policies and procedures, with respect to valuations for the Matthews Japan Fund, and using the NPF Japan Fund’s valuation policies and procedures, with respect to valuations for the NPF Japan Fund, respectively. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

Each of the NPF Board and the Matthews Board, respectively, has delegated the responsibility of making fair value determinations to each Fund’s Valuation Committee (the “Valuation Committee”) subject to each Fund’s valuation policies and procedures. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to board oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

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Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1:   Quoted prices in active markets for identical securities.

Level 2:   Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:   Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Level 3 securities consist of equities that, as of December 31, 2013, were suspended from trading. As described in Note 2-A, these securities are valued based on their fair value as determined under the direction of either the NPF Board or the Matthews Board, respectively. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities. Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note 2-A).

The summary of inputs used to determine the fair valuation of the Fund’s investments and derivative financial instruments as of December 31, 2013, is as follows:

	Matthews Japan Fund	NPF Japan Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:	$-	$-
Health Care	951,657	-
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	58,861,998	35,992,046
Consumer Staples	33,955,138	10,887,622
Energy	-	1,031,299
Financials	83,216,799	29,159,976
Health Care	35,924,001	7,214,032
Industrials	77,821,053	46,462,782
Information Technology	50,958,363	18,675,265
Materials	8,916,645	16,866,178
Telecommunication Services	13,276,691	9,292,285
Utilities	-	866,478
Level 3: Significant Unobservable Inputs
Common Equities:	-	-
Total Market Value of Investments	$363,882,345	$176,447,963

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of December 31, 2013, the Funds utilized significant observable inputs including evaluated prices from the Funds' pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value as well as significant unobservable inputs. As a result, certain securities held by the Funds that were previously classified as Level 3 were transferred to Level 2.

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Note 3 – Capital Shares:

The unaudited pro forma NAV per share assumes additional shares of common stock of the Matthews Japan Fund issued in connection with the reorganization of the NPF Japan Fund by the Matthews Japan Fund as of December 31, 2013. The number of additional shares issued was calculated by dividing the net assets of each class of the NPF Japan Fund by the respective class NAV per share of the Matthews Japan Fund.

Note 4 – Japan Fund Reorganization Costs:

Matthews International Capital Management, LLC (“Matthews”), the investment adviser for the Matthews Japan Fund, will pay all customary fees and expenses incurred in connection with the preparation of the proxy material, the use of a proxy solicitor and the shareholder meeting related to the Japan Fund Reorganization and the Proposal (as described in the Proxy Statement/Prospectus). The Funds will not pay any of the costs related to the Japan Fund Reorganization or the Proposal, other than each Fund’s legal expenses, board meeting expenses and fees and expenses of each Fund’s independent accountants. Each Fund will bear its own portfolio transaction costs, such as brokerage commissions and related expenses, before the close of the Japan Fund Reorganization. NAM USA will pay its own expenses.

The aggregate expenses of the Japan Fund Reorganization and the Proposal to be incurred by Matthews are estimated to be approximately $335,000.

Note 5 – Use of Estimates in Preparation of Pro Forma Combined Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. GAAP for investment companies. Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryovers have been fully utilized or expired. A portion of the amount of these capital loss carryovers may be limited in the future.

The Matthews Japan Fund’s ability to use the capital loss carryovers of the NPF Japan Fund, if any, to offset gains of the Matthews Japan Fund in a given taxable year after the Japan Fund Reorganization may be limited by loss limitation rules under federal tax law. If capital loss carryovers of the NPF Japan Fund are limited by those rules, it is possible that the limitations could result in all or a portion of the NPF Japan Fund’s capital loss carryovers, if any, eventually expiring unused. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, the Funds at the time of the Japan Fund Reorganization and thus cannot be calculated precisely at this time.

The following summarizes the capital loss carryovers as of September 30, 2013, for the NPF Japan Fund:

			Non-expiring Loss
Fund	2017	2018	Short-Term	Long-Term	Total
NPF Japan Fund	$1,158,053	$53,011,487	$1,892,095	$-	$56,061,635

Note 7 - Accounting Survivor:

The Matthews Japan Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Matthews Japan Fund.

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PART C

OTHER INFORMATION

Item 15. Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

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Item 16. Exhibits

Exhibit No.	Exhibit Description

(References below are to the Trust’s Registration Statement on Form N-1A;
File Nos. 33-78960, 811-08510)

(1)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(2)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization filed herewith.

(5)	None other than as set forth in Exhibits 1 and 2.

(6)(a)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC (“Matthews”) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(6)(b)	Investment Advisory Agreement between Matthews and Matthews International Funds on behalf of the Matthews Asia Pacific Fund dated October 31, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(6)(c)	Investment Advisory Agreement between Matthews and Matthews International Funds on behalf of each series of the Trust dated August 1, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(6)(d)	Amended Appendix A to the Investment Advisory Agreement between Matthews and Matthews International Funds dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(6)(e)	Amended Appendix A to the Investment Advisory Agreement between Matthews and Matthews International Funds dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(6)(f)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(6)(g)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(6)(h)	Amended Appendix A to the Investment Advisory Agreement between Matthews and Matthews International Funds dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(6)(i)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(6)(j)	Amendment to the Investment Advisory Agreement between Matthews and Matthews International Funds dated November 30, 2011 to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

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(6)(k)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(7)(a)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(7)(b)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(7)(c)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(7)(d)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(7)(e)	Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(7)(f)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(7)(g)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc. dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(7)(h)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc. is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 49 on September 15, 2011.

(7)(i)	Distribution Agreement between Matthews International Funds, Matthews and HMC Partners dated May 17, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(7)(j)	Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(7)(k)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(8)	Not applicable.

(9)(a)	Custodian Agreement with Brown Brothers Harriman & Co. dated July 20, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(9)(b)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(9)(c)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated November 12, 2009 to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

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(9)(d)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(9)(e)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated November 30, 2011 to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(f)	Futures Customer Account Agreement with HSBC Securities (USA) Inc. dated November 22, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(g)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(10)(a)(i)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(10)(a)(ii)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(10)(b)(i)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(10)(b)(ii)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(10)(b)(iii)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(11)(a)	Legal Opinion of Counsel is incorporated herein by reference to and was filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35, 38, 46 and 50 on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008, November 30, 2009, May 31, 2011, and November 29, 2011, respectively.

(11)(b)	Legal Opinion with respect to the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, including Consent of Counsel, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(11)(c)	Legal Opinion and Consent of Richards, Layton & Finger, P.A., special Delaware counsel for Registrant filed electronically with the Registrant’s Registration Statement on Form N-14 (File No. 333-196170) on June 6, 2014.

(12)	Form of Opinion and Consent of Paul Hastings LLP supporting tax matters and consequences filed electronically with the Registrant’s Registration Statement on Form N-14 (File No. 333-196170) on June 6, 2014.

(13)(a)(i)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(13)(a)(ii)	Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(13)(a)(iii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(iv)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(v)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

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(13)(a)(vi)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(13)(a)(vii)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(viii)	Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(a)(ix)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(a)(x)	Amendment to Investment Company Services Agreement, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(xi)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(xii)	Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xiv)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(a)(xv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(a)(xvi)	Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xvii)	Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xviii)	Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(a)(xix)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(a)(xx)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(13)(a)(xxi)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, to reflect the addition of the Matthews Asia Strategic Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

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(13)(a)(xxii)	Amendment to Second Amended and Restated Investment Company Services Agreement dated January 1, 2012 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(13)(a)(xxiii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(b)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(b)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews dated August 15, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(b)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(13)(b)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(b)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(b)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(13)(b)(vii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(b)(viii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(b)(ix)	Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(b)(x)	Amended Exhibit B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated December 1, 2010 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 44 on April 29, 2011.

(13)(b)(xi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated May 19, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(b)(xii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated November 30, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(b)(xiii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

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(13)(c)(i)	Operating Expenses Agreement between Matthews International Funds and Matthews dated November 14, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(ii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated August 12, 2005 to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(c)(iv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(13)(c)(v)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(c)(vi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated as of April 29, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(13)(c)(vii)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(c)(viii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated May 19, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(c)(ix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated November 30, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(c)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(14)(a)	Consent of PricewaterhouseCoopers LLP filed herewith.

(14)(b)	Consent of BBD, LLP filed herewith.

(15)	None.

(16)	Powers of Attorney are incorporated herein by reference to and were filed electronically with the Registrant’s Registration Statement on Form N-14 (File No. 333-196170) on May 22, 2014.

(17)(a)	Prospectus and Statement of Additional Information of Nomura Partners Fund, Inc., with respect to The Japan Fund, dated January 28, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on January 28, 2014.

(17)(b)	Prospectus and Statement of Additional Information of Matthews International Funds, with respect to the Matthews Japan Fund, dated April 30, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(17)(c)	Annual Report to Shareholders of Nomura Partners Fund, Inc., with respect to The Japan Fund, for the fiscal year ended September 30, 2013, is incorporated herein by reference and was electronically filed on Form N-CSR on December 5, 2013.

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(17)(d)	Annual Report to Shareholders of Matthews International Funds, with respect to the Matthews Japan Fund, for the fiscal year ended December 31, 2013, is incorporated herein by reference and was electronically filed on Form N-CSR on March 7, 2014.

(17)(e)	Form of Proxy Card filed was filed electronically with the Registrant’s Registration Statement on Form N-14 (File No. 333-196170) on June 6, 2014.

(17)(f)	Semi Annual Report to Shareholders of Nomura Partners Funds, Inc. with respect to The Japan Fund, for the fiscal period ended March 31, 2014, is incorporated herein by reference and was electronically filed on Form N-CSR on June 4, 2014.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

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SIGNATURES

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the registration statement has been signed on behalf of the registrant, in the City of San Francisco and State of California, on the 30th day of June, 2014.

Matthews International Funds

By:	/s/ William J. Hackett
William J. Hackett, President

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ William J. Hackett
William J. Hackett	President and Principal Executive Officer	June 30, 2014

/s/ Shai Malka
Shai Malka	Treasurer (Principal Financial and Accounting Officer)	June 30, 2014

/s/ Geoffrey H. Bobroff*
Geoffrey H. Bobroff	Trustee	June 30, 2014

/s/ Jonathan Zeschin*
Jonathan Zeschin	Trustee	June 30, 2014

/s/ G. Paul Matthews*
G. Paul Matthews	Trustee	June 30, 2014

/s/ Rhoda Rossman*
Rhoda Rossman	Trustee	June 30, 2014

/s/ Toshi Shibano*
Toshi Shibano	Trustee	June 30, 2014

/s/ Richard K. Lyons*
Richard K. Lyons	Trustee	June 30, 2014

*By:	/s/ John McGowan
John McGowan,
as attorney-in-fact and agent pursuant to
Power of Attorney filed previously

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Exhibits

(14)(a)	Consent of PricewaterhouseCoopers LLP.

(14)(b)	Consent of BBD, LLP.

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